T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 53.0%
COMMUNICATION SERVICES 4.3%

Diversified Telecommunication Services 0.4%
KT (KRW)	38,945	875
Nippon Telegraph & Telephone (JPY)	134,400	6,443
Telecom Italia (EUR)	1,566,052	801
Telefonica Deutschland Holding (EUR)	551,790	1,405
Telstra (AUD)	151,599	380
		9,904
Entertainment 0.4%
Electronic Arts (1)	33,825	3,169
Fox, Class B	3,728	122
Netflix (1)	18,226	5,354
Walt Disney	16,679	2,289
Zynga, Class A (1)	114,200	652
		11,586
Interactive Media & Services 2.8%
Alphabet, Class A (1)	4,314	5,136
Alphabet, Class C (1)(2)	18,032	21,424
Baidu, ADR (1)	7,200	752
Facebook, Class A (1)(2)	134,709	25,012
IAC/InterActiveCorp (1)	9,492	2,417
Match Group	3,718	315
NAVER (KRW)	7,316	886
Tencent Holdings (HKD)	249,610	10,305
Yahoo Japan (JPY)	282,600	705
YY, ADR (1)	21,195	1,211
		68,163
Media 0.5%
Cable One	1,215	1,577
Comcast, Class A	101,307	4,484
CyberAgent (JPY)	27,800	1,251
Eutelsat Communications (EUR)	83,782	1,458

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Stroeer (EUR)	19,267	1,441
WPP (GBP)	193,602	2,290
		12,501
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	31,600	1,432
Vodafone Group, ADR	154,718	2,912
		4,344
Total Communication Services		106,498
CONSUMER DISCRETIONARY 6.3%

Auto Components 0.5%
Aisin Seiki (JPY)	31,100	920
Aptiv	37,901	3,152
Autoliv, SDR (SEK) (3)	19,372	1,336
Gentherm (1)	12,179	447
Magna International	54,900	2,751
Stanley Electric (JPY)	53,400	1,325
Sumitomo Rubber Industries (JPY)	66,700	752
Visteon (1)	7,012	484
		11,167
Automobiles 0.3%
Ferrari	3,606	569
Honda Motor (JPY)	38,300	908
Suzuki Motor (JPY)	40,600	1,563
Toyota Motor (JPY)	66,600	4,361
		7,401
Diversified Consumer Services 0.1%
American Public Education (1)	4,739	115
Bright Horizons Family Solutions (1)	4,958	818
Chegg (1)	8,604	341
J2 Acquisition (1)	33,967	323
J2 Acquisition, Warrants, 10/10/20	30,967	8
Strategic Education	500	85
		1,690

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hotels, Restaurants & Leisure 0.9%
Boyd Gaming	3,800	91
Chuy's Holdings (1)	12,669	321
Compass Group (GBP)	86,905	2,204
Denny's (1)	28,000	661
Drive Shack (1)	14,400	68
Dunkin' Brands Group	11,500	948
Fiesta Restaurant Group (1)	16,919	146
Hilton Worldwide Holdings	22,497	2,078
Marriott International, Class A	14,952	1,885
McDonald's	40,676	8,866
Norwegian Cruise Line Holdings (1)	1,200	61
OneSpaWorld Holdings (1)	15,500	243
Papa John's International	11,500	572
Red Robin Gourmet Burgers (1)	10,928	366
Restaurant Brands International	16,535	1,297
Royal Caribbean Cruises	11,334	1,182
Wingstop	3,200	321
Wynn Resorts	1,212	134
Yum! Brands	16,436	1,919
		23,363
Household Durables 0.3%
Cavco Industries (1)	2,200	404
Panasonic (JPY)	187,100	1,441
Persimmon (GBP)	61,438	1,426
Skyline Champion (1)	17,431	488
Sony (JPY)	28,000	1,595
Tempur Sealy International (1)	12,800	987
TRI Pointe Group (1)	45,063	631
		6,972
Internet & Direct Marketing Retail 2.8%
A Place for Rover, Acquisition Date: 5/25/18, Cost: $5 (1)(4)(5)	669	5
Alibaba Group Holding, ADR (1)(2)	102,717	17,978
Amazon.com (1)(2)	22,197	39,428
ASOS (GBP) (1)(3)	39,622	1,150

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Booking Holdings (1)(2)	4,117	8,096
Ctrip.com International, ADR (1)	17,665	572
Zalando (EUR) (1)	26,548	1,317
		68,546
Multiline Retail 0.6%
Dollar General	33,791	5,275
Dollar Tree (1)	77,006	7,818
Ollie's Bargain Outlet Holdings (1)	16,368	908
Tuesday Morning (1)	55,900	78
		14,079
Specialty Retail 0.5%
Aaron's	20,126	1,290
Burlington Stores (1)	7,500	1,519
Five Below (1)	1,200	147
Kingfisher (GBP)	633,028	1,499
Michaels (1)	47,400	269
Monro	18,750	1,457
National Vision Holdings (1)	5,635	160
RH (1)	1,476	211
Ross Stores	54,314	5,758
TJX	4,042	222
Ulta Beauty (1)	1,277	304
		12,836
Textiles, Apparel & Luxury Goods 0.3%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $75
(1)(4)(5)	1,366	75
Burberry Group (GBP)	79,429	2,102
Kering (EUR)	3,941	1,910
Moncler (EUR)	51,139	1,924
NIKE, Class B	6,269	530
Samsonite International (HKD)	475,500	905
VF	9,253	758
		8,204
Total Consumer Discretionary		154,258

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 2.9%

Beverages 0.4%
Boston Beer, Class A (1)	3,443	1,509
Constellation Brands, Class A	721	147
Diageo (GBP)	78,040	3,341
Kirin Holdings (JPY)	57,800	1,141
Monster Beverage (1)	12,477	732
PepsiCo	9,418	1,288
		8,158
Food & Staples Retailing 0.3%
Performance Food Group (1)	17,291	809
Seven & i Holdings (JPY) (3)	71,000	2,511
Walmart	30,214	3,452
Welcia Holdings (JPY) (3)	20,800	1,086
		7,858
Food Products 1.7%
Cal-Maine Foods	17,911	726
Collier Creek Holdings (1)	19,525	208
Conagra Brands	189,304	5,369
Nestle (CHF)	110,222	12,386
Nomad Foods (1)	21,152	426
Post Holdings (1)	10,300	1,027
Sanderson Farms	5,600	838
Simply Good Foods (1)	21,506	637
TreeHouse Foods (1)	17,700	897
Tyson Foods, Class A (2)	184,018	17,121
Wilmar International (SGD)	615,900	1,688
		41,323
Household Products 0.0%
Procter & Gamble	3,666	441
		441
Personal Products 0.5%
L'Oreal (EUR)	12,121	3,310
Pola Orbis Holdings (JPY)	26,800	636

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Unilever (GBP)	135,226	8,543
		12,489
Tobacco 0.0%
Philip Morris International	3,777	272
		272
Total Consumer Staples		70,541
ENERGY 1.3%

Energy Equipment & Services 0.1%
Computer Modelling Group (CAD)	22,900	116
Dril-Quip (1)	5,800	266
Liberty Oilfield Services, Class A	7,034	76
WorleyParsons (AUD)	161,813	1,336
		1,794
Oil, Gas & Consumable Fuels 1.2%
BP, ADR	24,684	912
Centennial Resource Development, Class A (1)	24,307	117
Chevron	8,233	969
Concho Resources	25,064	1,833
ConocoPhillips	25,296	1,320
Diamondback Energy	5,700	559
EOG Resources	21,880	1,623
Equinor (NOK) (3)	136,192	2,323
Jagged Peak Energy (1)	31,680	219
Kosmos Energy	10,014	63
Magnolia Oil & Gas, Class A (1)	42,500	434
New Fortress Energy (1)	10,753	172
Pioneer Natural Resources	7,910	976
Royal Dutch Shell, Class B, ADR	57,300	3,195
Seven Generations Energy, Class A (CAD) (1)	38,800	210
Targa Resources	49,027	1,771
TC Energy	126,537	6,484
TOTAL (EUR)	94,229	4,706
TOTAL, ADR	45,827	2,288
Venture Global, Series B, Acquisition Date: 3/8/18, Cost: $18
(1)(4)(5)	6	31

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Venture Global, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost: $232 (1)(4)(5)	64	333
		30,538
Total Energy		32,332
FINANCIALS 7.7%

Banks 3.0%
ABN AMRO Bank, GDR (EUR)	102,958	1,826
Atlantic Capital Bancshares (1)	13,020	212
Australia & New Zealand Banking Group (AUD)	118,443	2,131
Bank of America	259,239	7,132
BankUnited	22,700	721
Barclays, ADR	40,920	272
BNP Paribas (EUR)	64,181	2,893
Bridge Bancorp	13,800	371
CenterState Bank	24,840	562
Citigroup	28,678	1,845
Columbia Banking System	8,973	310
Commerzbank (EUR)	65,040	369
CrossFirst Bankshares (1)	7,130	104
CrossFirst Bankshares, Acquisition Date: 10/23/18, Cost: $88
(1)(4)	6,166	85
Danske Bank (DKK)	75,461	993
DBS Group Holdings (SGD)	88,242	1,556
DNB (NOK)	180,175	2,903
Equity Bancshares, Class A (1)	10,300	261
Erste Group Bank (EUR)	20,433	657
FB Financial	15,766	566
Fifth Third Bancorp	109,489	2,896
First Bancshares	9,852	311
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $67 (1)(4)(5)	6,708	67
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(4)(5)	1,212	5
Heritage Commerce	28,666	332
Heritage Financial	13,500	353
Home BancShares	53,000	939

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hope Bancorp	24,100	323
Independent Bank	3,849	260
Independent Bank Group	13,291	650
ING Groep (EUR)	257,437	2,459
Intesa Sanpaolo (EUR)	617,034	1,358
Investors Bancorp	37,000	411
JPMorgan Chase (2)	36,259	3,983
Live Oak Bancshares	15,358	276
Lloyds Banking Group (GBP)	3,123,698	1,901
Mitsubishi UFJ Financial Group (JPY)	508,700	2,448
National Bank of Canada (CAD)	51,200	2,404
Origin Bancorp	13,548	434
Pacific Premier Bancorp	12,400	365
Pinnacle Financial Partners	16,202	853
PNC Financial Services Group	5,398	696
Prosperity Bancshares	9,600	623
Seacoast Banking (1)	27,964	653
Sound Bank, Non-Voting Shares, Acquisition Date: 5/6/19,
Cost: $41 (1)(4)(5)	4,058	41
Sound Bank, Voting Shares, Acquisition Date: 5/6/19, Cost: $20
(1)(4)(5)	1,993	20
Sound Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost: $- (1)(4)(5)	605	0
South State	6,607	486
Standard Chartered (GBP)	185,998	1,413
Sumitomo Mitsui Trust Holdings (JPY)	43,097	1,406
Svenska Handelsbanken, A Shares (SEK)	289,986	2,555
Texas Capital Bancshares (1)	4,970	268
Towne Bank	15,800	415
United Overseas Bank (SGD)	127,200	2,284
US Bancorp	19,242	1,014
Webster Financial	9,352	419
Wells Fargo (2)	214,991	10,012
Western Alliance Bancorp	21,200	920
		72,022

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Capital Markets 1.2%
Ameriprise Financial	1,367	176
Assetmark Financial Holdings (1)	4,154	117
Cboe Global Markets	13,270	1,581
Charles Schwab	48,241	1,846
Close Brothers Group (GBP)	21,127	332
CME Group	10,173	2,211
Conyers Park II Acquisition (1)	19,245	200
GAM Holding (CHF) (1)	63,815	249
Goldman Sachs Group	1,431	292
Intercontinental Exchange	113,130	10,576
Macquarie Group (AUD)	28,472	2,374
Moody's	775	167
Morgan Stanley	53,466	2,218
S&P Global	8,921	2,321
TD Ameritrade Holding	83,561	3,711
		28,371
Consumer Finance 0.1%
Encore Capital Group (1)	21,366	788
Green Dot, Class A (1)	1,400	43
PRA Group (1)	25,800	881
SLM	19,700	166
		1,878
Diversified Financial Services 0.2%
AXA Equitable Holdings	37,950	789
Challenger (AUD)	273,970	1,239
Element Fleet Management (CAD)	295,399	2,365
Mitsubishi UFJ Lease & Finance (JPY)	204,700	1,104
		5,497
Insurance 3.1%
AIA Group (HKD)	235,600	2,280
American International Group	346,698	18,042
Assurant	9,196	1,131
Aviva (GBP)	324,563	1,401
AXA (EUR)	153,861	3,528

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axis Capital Holdings	11,500	706
Chubb	42,521	6,645
Direct Line Insurance Group (GBP)	525,020	1,812
Hanover Insurance Group	6,400	852
Marsh & McLennan	57,554	5,749
Munich Re (EUR)	15,504	3,712
PICC Property & Casualty, H Shares (HKD)	1,194,000	1,365
Ping An Insurance Group, H Shares (HKD)	226,500	2,599
Progressive	3,166	240
ProSight Global (1)	5,216	102
Prudential (GBP)	176,010	2,934
RSA Insurance Group (GBP)	191,053	1,219
Safety Insurance Group	4,487	433
Selective Insurance Group	17,700	1,409
State Auto Financial	8,500	272
Storebrand (NOK)	283,286	1,628
Sun Life Financial (CAD) (3)	77,197	3,164
Tokio Marine Holdings (JPY)	63,700	3,276
Willis Towers Watson	45,006	8,910
Zurich Insurance Group (CHF)	8,365	2,981
		76,390
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	39,380	530
Essent Group	8,700	422
Meridian Bancorp	31,207	545
PennyMac Financial Services (1)	22,503	666
Radian Group	21,100	476
Sterling Bancorp	22,279	208
WSFS Financial	8,557	353
		3,200
Total Financials		187,358
HEALTH CARE 8.1%

Biotechnology 0.8%
AbbVie	16,949	1,114
Acceleron Pharma (1)	8,200	368

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Agios Pharmaceuticals (1)	4,109	156
Aimmune Therapeutics (1)	11,283	230
Alder Biopharmaceuticals (1)	25,817	231
Alexion Pharmaceuticals (1)	18,669	1,881
Allogene Therapeutics (1)	2,410	66
Amgen	1,062	222
AnaptysBio (1)	1,762	72
Argenx, ADR (1)	4,372	575
Ascendis Pharma, ADR (1)	14,959	1,676
Autolus Therapeutics, ADR (1)	1,423	15
BeiGene, ADR (1)	379	55
Blueprint Medicines (1)	6,256	480
Corvus Pharmaceuticals (1)	4,778	16
Crinetics Pharmaceuticals (1)	2,700	43
CSL (AUD)	7,032	1,139
CytomX Therapeutics (1)	5,497	48
Enanta Pharmaceuticals (1)	700	49
G1 Therapeutics (1)	2,596	94
Global Blood Therapeutics (1)	13,012	598
Homology Medicines (1)	5,788	109
ImmunoGen (1)	5,432	15
Immunomedics (1)	11,200	143
Insmed (1)	21,323	351
Krystal Biotech (1)	1,412	64
Madrigal Pharmaceuticals (1)	574	53
Momenta Pharmaceuticals (1)	11,937	151
Orchard Therapeutics, ADR (1)	11,491	170
Principia Biopharma (1)	4,415	175
PTC Therapeutics (1)	4,700	209
Radius Health (1)	22,500	637
Sage Therapeutics (1)	7,699	1,322
Sarepta Therapeutics (1)	1,100	99
Scholar Rock Holding (1)	2,896	31
Seattle Genetics (1)	3,598	261
Tricida (1)	4,093	143
Ultragenyx Pharmaceutical (1)	7,773	423

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vertex Pharmaceuticals (1)	35,659	6,419
Xencor (1)	11,623	433
		20,336
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	12,760	1,089
Alcon (CHF) (1)	16,288	991
Alcon (1)	53,935	3,288
AtriCure (1)	7,300	200
Avanos Medical (1)	17,400	577
Becton Dickinson & Company (2)	52,668	13,373
Boston Scientific (1)	88,819	3,795
Danaher	107,844	15,324
Elekta, B Shares (SEK)	117,734	1,500
Exact Sciences (1)	2,031	242
GN Store Nord (DKK)	32,052	1,342
ICU Medical (1)	2,137	346
Intuitive Surgical (1)	11,307	5,782
iRhythm Technologies (1)	2,900	221
JAND, Class A, Acquisition Date: 3/9/18, Cost: $90 (1)(4)(5)	5,722	97
Koninklijke Philips (EUR)	132,620	6,251
Medtronic	67,383	7,270
Nevro (1)	5,449	456
NuVasive (1)	6,800	432
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $192
(1)(4)(5)	12,770	192
Quidel (1)	14,325	903
Shockwave Medical (1)	1,278	53
STERIS	3,700	571
Stryker	57,991	12,796
Teleflex	6,531	2,377
Wright Medical Group (1)	11,501	240
Zimmer Biomet Holdings	16,164	2,250
		81,958
Health Care Providers & Services 1.3%
Acadia Healthcare (1)	16,442	435
Amedisys (1)	5,484	706

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Anthem	22,828	5,970
Centene (1)	19,207	895
Cigna	49,394	7,605
Cross Country Healthcare (1)	18,515	190
Fresenius (EUR)	52,965	2,575
Hanger (1)	29,093	549
HCA Healthcare	6,330	761
Humana	297	84
Molina Healthcare (1)	10,612	1,383
U.S. Physical Therapy	4,348	581
UnitedHealth Group	35,468	8,299
WellCare Health Plans (1)	7,335	1,986
		32,019
Health Care Technology 0.1%
HMS Holdings (1)	17,900	654
Siemens Healthineers (EUR)	40,899	1,608
		2,262
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies (1)	2,688	137
Agilent Technologies	3,912	278
Bruker	18,970	819
Thermo Fisher Scientific	51,821	14,876
		16,110
Pharmaceuticals 1.9%
Astellas Pharma (JPY)	324,900	4,485
Bayer (EUR)	59,806	4,445
Cara Therapeutics (1)	6,273	147
Catalent (1)	22,025	1,161
Elanco Animal Health (1)	85,346	2,221
Eli Lilly	222	25
GlaxoSmithKline, ADR	84,600	3,518
Johnson & Johnson	20,604	2,645
Merck	58,698	5,075
MyoKardia (1)	7,373	396
Novartis (CHF)	76,578	6,904

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Novo Nordisk, B Shares (DKK)	30,703	1,600
Odonate Therapeutics (1)	1,603	49
Otsuka Holdings (JPY)	17,100	703
Reata Pharmaceuticals, Class A (1)	1,283	99
Roche Holding (CHF)	23,772	6,496
Sanofi (EUR)	45,634	3,920
Takeda Pharmaceutical, ADR	47,140	795
TherapeuticsMD (1)	111,624	322
Turning Point Therapeutics (1)	1,573	86
WaVe Life Sciences (1)	1,746	40
Zoetis	2,584	327
		45,459
Total Health Care		198,144
INDUSTRIALS & BUSINESS SERVICES 6.0%

Aerospace & Defense 2.0%
Aerojet Rocketdyne Holdings (1)	20,842	1,089
Boeing (2)	74,627	27,171
BWX Technologies	19,294	1,142
Cubic	14,095	976
L3Harris Technologies	15,895	3,360
Meggitt (GBP)	399,468	3,015
Moog, Class A	5,000	406
Northrop Grumman	25,996	9,563
Teledyne Technologies (1)	6,350	1,960
		48,682
Air Freight & Logistics 0.3%
United Parcel Service, Class B	61,315	7,276
		7,276
Airlines 0.2%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost: $225 (1)(4)(5)(6)	1,508	339
Delta Air Lines	15,217	881
Hawaiian Holdings	15,200	371
United Airlines Holdings (1)	25,493	2,149
		3,740

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Building Products 0.1%
CSW Industrials	3,384	231
Gibraltar Industries (1)	16,350	658
PGT Innovations (1)	22,181	355
Quanex Building Products	13,863	239
Simpson Manufacturing	7,600	488
		1,971
Commercial Services & Supplies 0.2%
Brink's	19,014	1,431
Cintas	2,414	637
Heritage-Crystal Clean (1)	12,800	313
Rentokil Initial (GBP)	143,011	786
Republic Services	18,861	1,683
Stericycle (1)	2,800	126
Team (1)	20,100	331
Waste Connections	8,475	779
		6,086
Construction & Engineering 0.1%
Jacobs Engineering Group	31,927	2,837
Valmont Industries	4,989	676
		3,513
Electrical Equipment 0.5%
ABB (CHF)	122,890	2,337
AZZ	14,100	582
Bloom Energy, Class A (1)	14,277	64
Legrand (EUR)	20,174	1,424
Melrose Industries (GBP)	857,793	1,896
Mitsubishi Electric (JPY)	273,000	3,286
Prysmian (EUR)	65,845	1,445
Thermon Group Holdings (1)	9,000	196
		11,230
Industrial Conglomerates 1.3%
CK Hutchison Holdings (HKD)	251,886	2,190
DCC (GBP)	23,519	2,004

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Electric	1,043,616	8,610
Honeywell International	47,985	7,899
Roper Technologies	16,717	6,131
Siemens (EUR)	53,508	5,351
		32,185
Machinery 0.6%
Barnes Group	6,900	310
Chart Industries (1)	10,800	679
ESCO Technologies	12,662	964
Federal Signal	3,300	98
Fortive	37,210	2,638
Gardner Denver Holdings (1)	17,400	499
Graco	12,200	556
Helios Technologies	6,437	276
John Bean Technologies	12,199	1,248
Knorr-Bremse (EUR)	12,767	1,194
Luxfer Holdings	4,300	68
Mueller Water Products, Class A	49,800	521
REV Group	11,506	148
SMC (JPY)	4,100	1,546
THK (JPY)	77,700	1,799
Toro	13,000	936
Xylem	356	27
		13,507
Marine 0.0%
Matson	23,000	817
		817
Professional Services 0.2%
CoStar Group (1)	743	457
Huron Consulting Group (1)	4,700	288
IHS Markit (1)	7,101	466
Recruit Holdings (JPY)	65,900	1,995
TechnoPro Holdings (JPY)	15,400	892
		4,098

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Road & Rail 0.2%
Canadian Pacific Railway	7,515	1,809
Central Japan Railway (JPY)	9,600	1,898
Kansas City Southern	3,093	389
Knight-Swift Transportation Holdings	10,767	368
Landstar System	3,900	435
Norfolk Southern	466	81
Schneider National, Class B	16,511	321
Union Pacific	3,910	633
		5,934
Trading Companies & Distributors 0.3%
Mitsubishi (JPY)	87,500	2,128
SiteOne Landscape Supply (1)	17,606	1,377
Sumitomo (JPY)	233,500	3,500
		7,005
Total Industrials & Business Services		146,044
INFORMATION TECHNOLOGY 9.9%

Communications Equipment 0.5%
Cisco Systems	136,231	6,377
LM Ericsson, B Shares (SEK)	249,979	1,956
Motorola Solutions	23,724	4,292
		12,625
Electronic Equipment, Instruments & Components 0.6%
CTS	18,000	513
Hamamatsu Photonics (JPY)	34,900	1,204
Keysight Technologies (1)	46,655	4,519
Largan Precision (TWD)	10,000	1,242
Littelfuse	2,700	421
Murata Manufacturing (JPY)	32,900	1,368
National Instruments	23,051	968
Novanta (1)	12,330	925
Omron (JPY)	29,800	1,472
TE Connectivity	23,018	2,100
		14,732

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IT Services 2.8%
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$811 (1)(4)(5)	144,589	811
Automatic Data Processing	2,912	495
Booz Allen Hamilton Holding	16,200	1,223
Euronet Worldwide (1)	4,500	689
Evo Payments, Class A (1)	4,323	128
Fidelity National Information Services	73,963	10,075
Fiserv (1)	59,750	6,390
FleetCor Technologies (1)	6,221	1,856
Global Payments	43,964	7,297
GTT Communications (1)	13,300	127
Mastercard, Class A	50,392	14,179
Parsons (1)	5,401	184
PayPal Holdings (1)	66,848	7,290
ServiceTitan, Acquisition Date: 11/9/18, Cost: $6 (1)(4)(5)	229	6
StoneCo, Class A (1)	23,530	708
Tucows, Class A (1)	3,466	175
Visa, Class A	90,274	16,323
		67,956
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices	32,651	3,586
Applied Materials	12,450	598
ASML Holding	9,924	2,209
ASML Holding (EUR)	11,931	2,653
Broadcom	15,482	4,376
Entegris	29,200	1,251
Inphi (1)	8,636	528
KLA	6,221	920
Lam Research	865	182
Lattice Semiconductor (1)	71,125	1,400
Marvell Technology Group	60,379	1,447
Maxim Integrated Products	20,509	1,119
Microchip Technology (3)	3,141	271
Micron Technology (1)	95,620	4,329
MKS Instruments	2,600	204

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Monolithic Power Systems	1,996	300
NVIDIA	9,454	1,584
NXP Semiconductors	62,919	6,427
PDF Solutions (1)	18,992	222
QUALCOMM	40,101	3,119
Renesas Electronics (JPY) (1)	121,500	757
Taiwan Semiconductor Manufacturing (TWD)	559,759	4,599
Texas Instruments	27,052	3,348
Tokyo Electron (JPY)	12,600	2,247
Xilinx	2,366	246
		47,922
Software 3.9%
Atlassian, Class A (1)	3,076	414
Ceridian HCM Holding (1)	7,671	443
Checkr, Acquisition Date: 6/29/18, Cost: $11 (1)(4)(5)	866	15
Coupa Software (1)	6,428	893
Descartes Systems Group (1)	31,800	1,128
DocuSign (1)	3,964	185
Five9 (1)	11,173	706
Intuit	32,405	9,344
Microsoft (2)	350,527	48,324
Pagerduty, Acquisition Date: 8/24/18 - 9/28/18, Cost: $123
(1)(4)	7,214	269
Pagerduty (1)	1,261	50
Paycom Software (1)	2,000	500
Proofpoint (1)	7,100	807
salesforce.com (1)	52,826	8,245
ServiceNow (1)	30,596	8,011
Splunk (1)	24,347	2,722
SS&C Technologies Holdings	24,568	1,145
Synopsys (1)	34,277	4,861
Toast, Acquisition Date: 9/14/18, Cost: $- (1)(4)(5)	13	—
VMware, Class A	10,327	1,461
Workday, Class A (1)	25,729	4,561
Zendesk (1)	9,600	770

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zoom Video Communications, Class A (1)	1,080	99
		94,953
Technology Hardware, Storage & Peripherals 0.2%
Apple (2)	3,227	673
Samsung Electronics (KRW)	104,058	3,789
		4,462
Total Information Technology		242,650
MATERIALS 2.1%

Chemicals 1.2%
Air Liquide (EUR)	16,796	2,340
Air Products & Chemicals	17,425	3,937
Asahi Kasei (JPY)	222,800	2,013
BASF (EUR)	31,225	2,066
CF Industries Holdings	55,387	2,669
Covestro (EUR)	29,732	1,351
DuPont de Nemours	49,837	3,385
GCP Applied Technologies (1)	10,149	178
Johnson Matthey (GBP)	54,943	1,953
Linde	29,999	5,667
Minerals Technologies	6,800	328
PolyOne	9,800	314
Quaker Chemical	2,200	350
Sherwin-Williams	1,844	971
Tosoh (JPY)	23,300	299
Umicore (EUR) (3)	47,394	1,510
		29,331
Containers & Packaging 0.4%
Amcor (AUD)	143,936	1,402
Ball	59,713	4,801
Packaging Corp. of America	34,549	3,475
		9,678
Metals & Mining 0.4%
Antofagasta (GBP)	162,722	1,720
BHP Group (AUD)	25,434	624

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BHP Group (GBP)	101,291	2,191
Constellium (1)	30,200	364
Franco-Nevada (CAD)	6,000	586
Haynes International	10,927	327
Independence Group (AUD)	396,452	1,456
Mitsui Mining & Smelting (JPY)	29,300	613
Northern Star Resources (AUD)	85,401	687
Osisko Gold Royalties (CAD)	23,100	294
Rio Tinto (AUD)	13,779	813
South32 (AUD)	515,494	911
		10,586
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	174,747	1,959
West Fraser Timber (CAD)	17,200	606
		2,565
Total Materials		52,160
REAL ESTATE 1.7%

Equity Real Estate Investment Trusts 1.5%
Acadia Realty Trust, REIT	13,800	377
Alexander & Baldwin, REIT	18,516	424
American Campus Communities, REIT	19,400	902
American Tower, REIT	528	121
AvalonBay Communities, REIT	9,485	2,016
Community Healthcare Trust, REIT	3,500	149
Crown Castle International, REIT	27,604	4,007
CubeSmart, REIT	16,400	589
EastGroup Properties, REIT	11,500	1,432
First Industrial Realty Trust, REIT	9,292	362
Great Portland Estates (GBP)	142,203	1,205
JBG SMITH Properties, REIT	26,759	1,024
Paramount Group, REIT	22,227	293
Prologis, REIT	102,826	8,598
PS Business Parks, REIT	8,264	1,484
Public Storage, REIT	18,553	4,912
Regency Centers, REIT	5,700	368

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rexford Industrial Realty, REIT	18,300	809
Scentre Group (AUD)	496,608	1,350
Unibail-Rodamco-Westfield (EUR)	8,005	1,048
Ventas, REIT	52,702	3,868
		35,338
Real Estate Management & Development 0.2%
Colliers International Group	2,174	147
Deutsche Wohnen (EUR)	31,123	1,103
FirstService	14,254	1,481
Mitsui Fudosan (JPY)	105,800	2,533
Redfin (1)	14,528	245
		5,509
Total Real Estate		40,847
UTILITIES 2.6%

Electric Utilities 1.4%
Edison International	59,385	4,292
Entergy	72,511	8,182
Evergy	14,717	957
Exelon	19,096	902
NextEra Energy	61,833	13,546
PG&E (1)	8,018	84
PNM Resources	29,300	1,495
Southern	81,009	4,719
		34,177
Gas Utilities 0.2%
Beijing Enterprises Holdings (HKD)	200,500	953
Chesapeake Utilities	7,450	705
ONE Gas	17,500	1,603
Southwest Gas Holdings	15,652	1,428
		4,689
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development, Class C (JPY)	64,800	1,501
NextEra Energy Partners	8,300	425
		1,926

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multi-Utilities 0.8%
CenterPoint Energy	49,416	1,368
Engie (EUR)	215,371	3,275
National Grid (GBP)	183,465	1,922
NiSource	110,586	3,268
Sempra Energy	77,861	11,027
		20,860
Water Utilities 0.1%
California Water Service Group	10,400	587
Middlesex Water	6,199	379
SJW Group	9,967	681
		1,647
Total Utilities		63,299
Total Miscellaneous Common Stocks 0.1% (7)		3,174

Total Common Stocks (Cost $850,564)		1,297,305

CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.0%
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost: $73
(1)(4)(5)	14,568	73
		73
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost:
$72 (1)(4)(5)	9,566	67
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $243
(1)(4)(5)	687	267
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $9
(1)(4)(5)	22	9
		343
Specialty Retail 0.0%
Vroom, Series F, Acquisition Date: 6/30/17, Cost: $104 (1)(4)(5)	6,073	109
		109

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $24
(1)(4)(5)	444	24
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $4 (1)(4)(5)	78	4
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $41 (1)(4)(5)	746	41
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $13
(1)(4)(5)	239	13
		82
Total Consumer Discretionary		607
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $174 (1)(4)(5)	9,433	220
Total Consumer Staples		220
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	12,838	797
JAND, Series E, Acquisition Date: 3/9/18, Cost: $111 (1)(4)(5)	7,058	120
Total Health Care		917
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	538	500
		500
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost: $103
(1)(4)(5)	14,525	103
		103
Total Industrials & Business Services		603
INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost: $-
(1)(4)(5)	5	—

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost: $61
(1)(4)(5)	2,321	61
		61
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $53 (1)(4)(5)	3,871	65
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost: $55 (1)(4)(5)	24,051	59
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost:
$88 (1)(4)(5)	2,806	89
Toast, Series B, Acquisition Date: 9/14/18, Cost: $2 (1)(4)(5)	118	3
Toast, Series D, Acquisition Date: 6/27/18, Cost: $154 (1)(4)(5)	8,882	245
		461
Total Information Technology		522
UTILITIES 0.2%
Electric Utilities 0.1%
NextEra Energy, 6.123%, 9/1/19	25,453	1,757
Southern, Series A, 6.75%, 8/1/22	33,211	1,711
		3,468
Multi-Utilities 0.1%
Sempra Energy, Series A, 6.00%, 1/15/21	7,401	857
Sempra Energy, Series B, 6.75%, 7/15/21	3,536	405
		1,262
Total Utilities		4,730
Total Convertible Preferred Stocks (Cost $6,576)		7,599

CONVERTIBLE BONDS 0.0%
Ctrip.com International, 1.25%, 9/15/22	435,000	434
Total Convertible Bonds (Cost $451)		434

CORPORATE BONDS 4.8%
AbbVie, 4.70%, 5/14/45	487,000	528
AbbVie, 4.875%, 11/14/48	1,005,000	1,126
AerCap Ireland Capital, 3.50%, 1/15/25	150,000	154
AerCap Ireland Capital, 3.95%, 2/1/22	675,000	699

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AerCap Ireland Capital, 4.625%, 7/1/22	300,000	317
AerCap Ireland Capital, 4.875%, 1/16/24	380,000	411
AIA Group, 3.90%, 4/6/28 (8)	665,000	732
AIB Group, VR, 4.263%, 4/10/25 (8)(9)	375,000	389
Alexandria Real Estate Equities, 3.45%, 4/30/25	330,000	348
Alexandria Real Estate Equities, 3.95%, 1/15/27	380,000	413
Alexandria Real Estate Equities, 3.95%, 1/15/28	595,000	649
Alibaba Group Holding, 3.60%, 11/28/24	1,555,000	1,647
Allergan Funding, 2.625%, 11/15/28 (EUR)	315,000	396
Altria Group, 4.80%, 2/14/29	140,000	159
Altria Group, 5.80%, 2/14/39	395,000	488
Altria Group, 5.95%, 2/14/49	555,000	713
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	51,612	53
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	115,065	117
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	182,159	186
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	409,240	433
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	193,905	202
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	229,218	230
American Campus Communities Operating Partnership, 3.30%,
7/15/26	170,000	175
American Campus Communities Operating Partnership,
3.625%, 11/15/27	380,000	402
American International Group, 3.90%, 4/1/26	70,000	75
Anglo American Capital, 4.00%, 9/11/27 (8)	215,000	220
Anglo American Capital, 4.125%, 9/27/22 (8)	200,000	210
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	552,000	724
APT Pipelines, 3.875%, 10/11/22 (8)	345,000	360
APT Pipelines, 4.25%, 7/15/27 (8)	210,000	227
ArcelorMittal, 3.60%, 7/16/24	390,000	396
ArcelorMittal, 4.55%, 3/11/26	125,000	131
Arrow Electronics, 4.00%, 4/1/25	395,000	414

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Ausgrid Finance, 3.85%, 5/1/23 (8)	245,000	256
Ausgrid Finance, 4.35%, 8/1/28 (8)	385,000	427
Avnet, 3.75%, 12/1/21	310,000	318
Avolon Holdings Funding, 3.95%, 7/1/24 (8)	110,000	113
Avolon Holdings Funding, 4.375%, 5/1/26 (8)	240,000	250
Avolon Holdings Funding, 5.125%, 10/1/23 (8)	595,000	633
AXA Equitable Holdings, 3.90%, 4/20/23	195,000	205
AXA Equitable Holdings, 4.35%, 4/20/28	495,000	531
Baidu, 2.875%, 7/6/22	610,000	615
Baidu, 3.875%, 9/29/23	420,000	441
Baidu, 4.375%, 3/29/28	1,005,000	1,097
Banco de Bogota, 4.375%, 8/3/27 (8)	600,000	635
Banco de Bogota, 4.375%, 8/3/27	900,000	953
Banco Santander, 3.50%, 4/11/22	400,000	411
Banco Santander Chile, 3.875%, 9/20/22 (8)	315,000	328
Bank of America, 3.30%, 1/11/23	1,000,000	1,039
Barclays, 3.684%, 1/10/23	390,000	396
Barclays, VR, 4.61%, 2/15/23 (9)	745,000	772
Barclays Bank, 5.14%, 10/14/20	355,000	363
BAT Capital, 3.222%, 8/15/24	620,000	636
BAT Capital, 3.557%, 8/15/27	1,065,000	1,092
Bayer U.S. Finance II, 3.875%, 12/15/23 (8)	825,000	866
BBVA Bancomer, 4.375%, 4/10/24 (8)	885,000	927
Becton Dickinson & Company, 1.401%, 5/24/23 (EUR)	200,000	230
Becton Dickinson & Company, 3.363%, 6/6/24	545,000	568
Becton Dickinson & Company, 3.70%, 6/6/27	1,070,000	1,151
Becton Dickinson & Company, 3.734%, 12/15/24	300,000	319
Becton Dickinson & Company, 4.669%, 6/6/47	398,000	478
Becton Dickinson Euro Finance, 0.632%, 6/4/23 (EUR)	150,000	168
Boardwalk Pipelines, 4.45%, 7/15/27	85,000	88
Boardwalk Pipelines, 4.95%, 12/15/24	375,000	403

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Boardwalk Pipelines, 5.95%, 6/1/26	495,000	558
Booking Holdings, 3.60%, 6/1/26	166,000	178
Booking Holdings, 3.65%, 3/15/25	20,000	21
Boral Finance, 3.00%, 11/1/22 (8)	60,000	60
Boral Finance, 3.75%, 5/1/28 (8)	1,150,000	1,192
Boston Properties, 2.75%, 10/1/26	351,000	357
Boston Properties, 3.20%, 1/15/25	465,000	484
Boston Properties, 3.65%, 2/1/26	370,000	393
Brambles USA, 4.125%, 10/23/25 (8)	240,000	258
Braskem Finance, 7.375% (10)	211,000	214
Bristol-Myers Squibb, 3.20%, 6/15/26 (8)	765,000	810
Brixmor Operating Partnership, 3.65%, 6/15/24	307,000	321
Brixmor Operating Partnership, 3.85%, 2/1/25	170,000	178
Brixmor Operating Partnership, 4.125%, 5/15/29	715,000	774
Broadcom, 3.125%, 1/15/25	380,000	375
Broadcom, 3.625%, 1/15/24	445,000	454
Broadcom, 3.625%, 10/15/24 (8)	50,000	51
Broadcom, 4.25%, 4/15/26 (8)	390,000	401
Bunge Finance, 3.75%, 9/25/27	565,000	583
Capital One Bank USA, 3.375%, 2/15/23	1,080,000	1,114
Capital One Financial, 0.80%, 6/12/24 (EUR)	260,000	293
Capital One Financial, 3.30%, 10/30/24	120,000	124
Capital One Financial, 3.75%, 3/9/27	185,000	196
Capital One Financial, 3.80%, 1/31/28	210,000	224
Cardinal Health, 3.75%, 9/15/25	340,000	354
CC Holdings, 3.849%, 4/15/23	1,095,000	1,153
Celgene, 4.625%, 5/15/44	50,000	60
Celgene, 5.25%, 8/15/43	589,000	763
Cenovus Energy, 3.80%, 9/15/23	200,000	206
Cenovus Energy, 5.40%, 6/15/47	194,000	220
Charter Communications Operating, 5.75%, 4/1/48	70,000	82

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Charter Communications Operating, 6.484%, 10/23/45	90,000	111
Cigna, 4.125%, 11/15/25	765,000	821
Cigna, 4.375%, 10/15/28	375,000	417
Cigna, 4.90%, 12/15/48	245,000	287
CNO Financial Group, 5.25%, 5/30/25	532,000	578
Comcast, 3.15%, 3/1/26	385,000	405
Comcast, 3.20%, 7/15/36	70,000	72
Comcast, 3.30%, 2/1/27	585,000	622
Comcast, 3.95%, 10/15/25	155,000	170
Comcast, 4.15%, 10/15/28	220,000	250
Comcast, 4.70%, 10/15/48	360,000	450
Crown Castle Towers, 3.663%, 5/15/25 (8)	725,000	765
CVS Health, 3.70%, 3/9/23	660,000	690
CVS Health, 4.10%, 3/25/25	190,000	203
CVS Health, 4.30%, 3/25/28	255,000	278
CVS Health, 5.05%, 3/25/48	1,410,000	1,649
CVS Health, 5.125%, 7/20/45	20,000	23
Danske Bank, 2.00%, 9/8/21 (8)	200,000	198
Danske Bank, 2.70%, 3/2/22 (8)	230,000	230
Danske Bank, 3.875%, 9/12/23 (8)	200,000	208
Danske Bank, 5.375%, 1/12/24 (8)	510,000	562
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	26,540	27
Discover Financial Services, 3.75%, 3/4/25	845,000	890
Discover Financial Services, 4.10%, 2/9/27	480,000	516
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	950,000	1,004
Enel Americas, 4.00%, 10/25/26	850,000	889
Enel Chile, 4.875%, 6/12/28	900,000	1,005
Enel Finance International, 2.75%, 4/6/23 (8)	845,000	851
Energy Transfer Operating, 4.50%, 4/15/24	95,000	102
Energy Transfer Operating, 4.95%, 6/15/28	145,000	162
Energy Transfer Operating, 5.25%, 4/15/29	210,000	240

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Energy Transfer Operating, 5.875%, 1/15/24	255,000	285
Eni, Series X-R, 4.00%, 9/12/23 (8)	655,000	692
Eni, Series X-R, 4.75%, 9/12/28 (8)	450,000	511
Essex Portfolio, 3.375%, 4/15/26	405,000	427
Expedia Group, 4.50%, 8/15/24	360,000	390
Expedia Group, 5.00%, 2/15/26	1,175,000	1,332
Express Scripts Holding, 3.40%, 3/1/27	80,000	83
Express Scripts Holding, 4.50%, 2/25/26	575,000	635
Fidelity National Financial, 4.50%, 8/15/28	350,000	379
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	170,000	193
FirstEnergy, Series B, 3.90%, 7/15/27	390,000	418
FirstEnergy Transmission, 4.35%, 1/15/25 (8)	815,000	881
Fiserv, 0.375%, 7/1/23 (EUR)	100,000	112
Fiserv, 3.20%, 7/1/26	255,000	267
Fiserv, 4.40%, 7/1/49	300,000	346
Ford Motor Credit, 3.35%, 11/1/22	400,000	402
Ford Motor Credit, 3.813%, 10/12/21	370,000	376
Ford Motor Credit, 5.085%, 1/7/21	390,000	401
Fox, 4.709%, 1/25/29 (8)	255,000	295
Fox, 5.576%, 1/25/49 (8)	325,000	423
GE Capital International Funding, 3.373%, 11/15/25	875,000	888
GE Capital International Funding, 4.418%, 11/15/35	875,000	888
General Electric, 3.375%, 3/11/24	223,000	226
General Electric, 3.45%, 5/15/24	80,000	81
General Electric, 5.55%, 1/5/26	320,000	352
General Electric, Series D, VR, 5.00% (9)(10)	103,000	94
General Motors, FRN, 3M USD LIBOR + 0.80%, 3.009%, 8/7/20	345,000	345
General Motors Financial, 3.45%, 4/10/22	270,000	275
General Motors Financial, 4.00%, 10/6/26	175,000	179
General Motors Financial, 4.20%, 11/6/21	410,000	425
General Motors Financial, 4.35%, 4/9/25	170,000	178

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
General Motors Financial, 5.10%, 1/17/24	310,000	335
GLP Capital, 3.35%, 9/1/24	100,000	101
GLP Capital, 5.25%, 6/1/25	130,000	142
Goldman Sachs Group, 3.50%, 11/16/26	615,000	644
Goldman Sachs Group, VR, 2.908%, 6/5/23 (9)	870,000	885
GTP Acquisition Partners I, 2.35%, 6/15/20 (8)	875,000	874
HCP, 3.25%, 7/15/26	55,000	57
HCP, 3.50%, 7/15/29	60,000	63
Healthcare Realty Trust, 3.625%, 1/15/28	440,000	462
Heathrow Funding, 4.875%, 7/15/21 (8)	695,000	723
Highwoods Realty, 4.125%, 3/15/28	430,000	463
HSBC Holdings, 3.90%, 5/25/26	565,000	604
HSBC Holdings, VR, 3.95%, 5/18/24 (9)	200,000	209
Humana, 3.85%, 10/1/24	330,000	348
Israel Chemicals, 6.375%, 5/31/38 (8)	700,000	829
JPMorgan Chase, 2.95%, 10/1/26	1,480,000	1,535
JPMorgan Chase, 3.20%, 6/15/26	235,000	246
JPMorgan Chase, 3.90%, 7/15/25	175,000	190
Keysight Technologies, 4.60%, 4/6/27	615,000	683
Las Vegas Sands, 3.20%, 8/8/24	115,000	117
Las Vegas Sands, 3.50%, 8/18/26	170,000	173
Micron Technology, 4.185%, 2/15/27	335,000	345
Micron Technology, 4.64%, 2/6/24	715,000	761
Morgan Stanley, 3.75%, 2/25/23	370,000	389
MPT Operating Partnership, 5.00%, 10/15/27	455,000	485
Netflix, 4.625%, 5/15/29 (EUR) (8)	500,000	628
NRG Energy, 3.75%, 6/15/24 (8)	65,000	67
NRG Energy, 4.45%, 6/15/29 (8)	205,000	215
NXP, 4.875%, 3/1/24 (8)	445,000	483
Occidental Petroleum, 2.90%, 8/15/24	835,000	841
Occidental Petroleum, 3.20%, 8/15/26	60,000	61

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Occidental Petroleum, 4.40%, 8/15/49	205,000	213
Omnicom Group, 3.65%, 11/1/24	515,000	544
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(11)	648,000	629
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(11)	502,000	488
Perrigo Finance, 4.375%, 3/15/26	400,000	411
Peru LNG, 5.375%, 3/22/30	800,000	866
Plains All American Pipeline, 2.85%, 1/31/23	100,000	100
QVC, 5.125%, 7/2/22	1,045,000	1,102
Regency Centers, 3.60%, 2/1/27	300,000	318
Regency Centers, 4.125%, 3/15/28	155,000	171
Reynolds American, 4.45%, 6/12/25	360,000	389
Roper Technologies, 2.35%, 9/15/24	105,000	105
Roper Technologies, 2.95%, 9/15/29	170,000	172
Royal Bank of Scotland Group, 3.875%, 9/12/23	395,000	407
Royal Bank of Scotland Group, 5.125%, 5/28/24	265,000	280
Royal Bank of Scotland Group, 6.125%, 12/15/22	100,000	108
Sabine Pass Liquefaction, 5.00%, 3/15/27	910,000	1,004
Sabine Pass Liquefaction, 5.875%, 6/30/26	185,000	213
SACI Falabella, 4.375%, 1/27/25	900,000	955
SASOL Financing USA, 5.875%, 3/27/24	900,000	970
SBA Tower Trust, 3.168%, 4/11/22 (8)	605,000	616
SBA Tower Trust, 3.448%, 3/15/23 (8)	100,000	103
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (8)	785,000	829
Sempra Energy, 3.25%, 6/15/27	169,000	174
Sempra Energy, 3.80%, 2/1/38	305,000	319
Sempra Energy, 4.00%, 2/1/48	175,000	190
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	585,000	598
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	390,000	405
Sigma Alimentos, 4.125%, 5/2/26	760,000	786
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (8)	200,000	209

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (8)	200,000	212
Solvay Finance America, 4.45%, 12/3/25 (8)	590,000	637
Southern, 3.25%, 7/1/26	440,000	454
Southern California Edison, Series A, 2.90%, 3/1/21	80,000	81
Synchrony Financial, 3.70%, 8/4/26	65,000	67
Synchrony Financial, 4.25%, 8/15/24	85,000	90
Synchrony Financial, 4.375%, 3/19/24	145,000	155
Tencent Holdings, 3.80%, 2/11/25	960,000	1,022
Tencent Holdings, 3.975%, 4/11/29 (8)	720,000	783
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	545,000	583
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	240,000	272
Transurban Finance, 3.375%, 3/22/27 (8)	540,000	553
Transurban Finance, 4.125%, 2/2/26 (8)	130,000	140
Trinity Acquisition, 3.50%, 9/15/21	165,000	168
Trinity Acquisition, 4.40%, 3/15/26	335,000	366
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	808,637	880
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	274,918	291
UBS Group Funding Switzerland, VR, 2.859%, 8/15/23 (8)(9)	370,000	375
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	900,000	983
Ventas Realty, 3.00%, 1/15/30	460,000	462
VEREIT Operating Partnership, 3.95%, 8/15/27	399,000	427
VEREIT Operating Partnership, 4.60%, 2/6/24	1,265,000	1,367
VEREIT Operating Partnership, 4.875%, 6/1/26	105,000	117
Verizon Communications, 4.672%, 3/15/55	197,000	241
Verizon Communications, 4.75%, 11/1/41	235,000	285
Verizon Communications, 4.862%, 8/21/46	850,000	1,059
Verizon Communications, 5.012%, 4/15/49	510,000	652
Vistra Operations, 3.55%, 7/15/24 (8)	185,000	187
Vistra Operations, 4.30%, 7/15/29 (8)	270,000	275
Vodafone Group, 4.375%, 5/30/28	425,000	477
Vodafone Group, 5.00%, 5/30/38	670,000	778

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Vodafone Group, 5.25%, 5/30/48	535,000	642
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	117
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	300,000	366
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	200,000	232
Williams, 3.90%, 1/15/25	150,000	158
Williams, 4.00%, 9/15/25	111,000	118
Williams, 4.30%, 3/4/24	45,000	48
Williams, 4.85%, 3/1/48	515,000	564
Willis North America, 3.60%, 5/15/24	400,000	417
Woodside Finance, 3.65%, 3/5/25 (8)	470,000	488
Woodside Finance, 3.70%, 9/15/26 (8)	439,000	457
Woodside Finance, 3.70%, 3/15/28 (8)	1,485,000	1,542
WPP Finance, 3.75%, 9/19/24	660,000	690
Total Corporate Bonds (Cost $110,781)		118,248

ASSET-BACKED SECURITIES 1.2%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (8)	475,000	473
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	860,000	866
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C
2.71%, 8/18/22	65,000	66
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	290,000	296
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (8)	800,000	822
Avis Budget Rental Car Funding
Series 2016-2A, Class A
2.72%, 11/20/22 (8)	380,000	384

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Avis Budget Rental Car Funding
Series 2017-1A, Class A
3.07%, 9/20/23 (8)	245,000	251

Avis Budget Rental Car Funding
Series 2018-2A, Class A
4.00%, 3/20/25 (8)	500,000	537

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (8)	535,000	533

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.358%, 7/20/28 (8)	420,000	419

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 3.23%, 7/18/27 (8)	355,000	354

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.80%, 7/18/27 (8)	300,000	298

Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 2.853%, 5/15/28	320,000	317

Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 8/15/28	365,000	365

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 3.256%, 7/28/28 (8)	1,035,000	1,030

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/27 (8)	400,000	400

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.136%, 10/25/27 (8)	680,000	678

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	50,000	51

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 3.328%, 10/20/28 (8)	750,000	748

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (8)	69,125	75

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (8)	368,150	389

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (8)	62,699	63

Enterprise Fleet Financing
Series 2016-2, Class A2
1.74%, 2/22/22 (8)	3,167	3

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (8)	44,622	45

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (8)	915,000	966

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.558%, 11/15/26 (8)	250,000	248

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (8)	100,000	100

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (8)	170,000	171

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (8)	250,000	250

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/28 (8)	595,000	594

GreatAmerica Leasing Receivables Funding
Series 2017-1, Class A3
2.06%, 6/22/20 (8)	22,674	23

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 3.378%, 10/22/25 (8)	228,252	228

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (8)	362,263	370

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (8)	461,513	494

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (8)	97,759	97

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (8)	59,405	60

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	325,000	327

Jack In the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (8)	445,000	455

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (8)	98,000	99

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.603%, 7/15/32 (8)	270,000	270

Magnetite XVI
Series 2015-16A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.50%, 1/18/28 (8)	455,000	447

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.238%, 11/15/28 (8)	400,000	399

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (8)	17,084	17

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (8)	34,157	34

MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (8)	250,633	251

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (8)	160,000	163

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 3.453%, 7/15/27 (8)	1,180,000	1,151

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (8)	605,000	603

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (8)	460,000	458

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.503%, 7/15/27 (8)	385,000	379

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.313%, 7/17/29 (8)	480,000	476

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (8)	645,000	643

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 4.402%, 5/21/29 (8)	445,000	445

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (8)	950,000	954

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	70,176	70

Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	225,000	228

Santander Drive Auto Receivables Trust
Series 2018-5, Class B
3.52%, 12/15/22	305,000	308

Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23	145,000	147

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (8)	580,000	587

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (8)	56,054	56

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (8)	39,080	39

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (8)	172,704	174

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (8)	260,699	269

SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 2.926%, 1/25/22	578,331	569

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.976%, 7/25/23	246,181	249

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	240,874	243

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	179,765	179

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (8)	234,959	237

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 4.145%, 8/16/32 (8)	455,000	465

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (8)	128,354	130

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (8)	627,912	629

SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (8)	1,215,255	1,237

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (8)	270,000	289

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 3.183%, 4/15/28 (8)	915,000	909

Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	380,000	385

Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24	926,939	926

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (8)	365,000	372

Total Asset-Backed Securities (Cost $29,087)		29,332

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.6%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 3.075%, 9/15/34 (8)	317,821	318

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (8)	515,246	518

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (8)	860,541	875

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (8)	193,925	197

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (8)	558,906	567

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 4/15/35 (8)	345,000	344

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.595%, 4/15/35 (8)	165,000	165

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.125%, 12/15/36 (8)	770,000	769

BANK 2017
Series 2017-BNK5, Class B, ARM
3.896%, 6/15/60	470,000	506

BANK 2018
Series 2018-BN13, Class A5, ARM
4.217%, 8/15/61	515,000	595

BANK 2019
Series 2019-BNK18, Class B
3.977%, 5/15/62	425,000	473

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bayview Mortgage Fund Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (8)	259,927	265

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (8)	69,041	70

Benchmark Mortgage Trust
Series 2018-B8, Class A5
4.232%, 1/15/52	690,000	800

BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 3.195%, 4/15/34 (8)	535,000	535

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class B, ARM
4.178%, 5/15/52	315,000	352

CGGS Commercial Mortgage Trust
Series 2018-WSS, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 2/15/37 (8)	400,000	399

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	380,000	408

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48	225,000	237

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.829%, 3/10/51	275,000	300

COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (8)	52,626	52

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (8)	25,671	26

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (8)	105,015	105

COLT Mortgage Loan Trust
Series 2018-1, Class A2, CMO, ARM
2.981%, 2/25/48 (8)	30,890	31

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (8)	268,047	270

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (8)	365,918	371

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (8)	303,712	309

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (8)	396,998	404

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (8)	623,270	627

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	480,000	521

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	230,000	251

Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.695%, 8/10/48	180,000	191

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.443%, 7/10/48	500,000	547

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.584%, 7/10/50	250,000	271

Commercial Mortgage Trust
Series 2016-CR28, Class A4
3.762%, 2/10/49	430,000	471

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	320,221	339

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	370,000	404

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 3.445%, 7/25/29	66,914	67

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	138,760	139

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2017-C06, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 2/25/30	50,972	51

Connecticut Avenue Securities
Series 2017-C07, Class 2M1, CMO, ARM
1M USD LIBOR + 0.65%, 2.795%, 5/25/30	83,888	84

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 7/25/30	1,566,351	1,566

Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 8/25/30	725,000	730

Connecticut Avenue Securities
Series 2018-C03, Class 1M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 10/25/30	520,000	522

Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.695%, 12/25/30	575,000	585

Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 8/25/31 (8)	262,991	263

Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/31 (8)	373,522	374

Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 7/25/39 (8)	368,013	368

Credit Suisse Mortgage Capital Certificates
Series 2015-GLPB, Class B, ARM
3.938%, 11/15/34 (8)	495,000	520

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 5/15/36 (8)	510,000	512

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	370,000	390

CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	945,000	1,027

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (8)	289,154	292

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (8)	195,000	200

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (8)	417,013	421

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.007%, 11/25/44 (8)	178,338	192

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.04%, 2/25/25 (8)	340,000	359

FREMF Mortgage Trust
Series 2018-K733, Class B, ARM
3.985%, 2/25/51 (8)	555,000	595

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/29 (8)	195,000	214

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (8)	297,074	300

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (8)	323,100	333

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (8)	345,822	347

Goldman Sachs Mortgage Securities Trust
Series 2018-FBLU, Class A, ARM
1M USD LIBOR + 0.95%, 3.145%, 11/15/35 (8)	380,000	380

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	840,000	901

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 3.50%, 6/15/36 (8)	635,000	635

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (8)	81,057	81

Goldman Sachs Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (8)	375,000	401

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Great Wolf Trust
Series 2017-WOLF, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 9/15/34 (8)	395,000	395

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.965%, 12/15/34 (8)	695,000	694

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (8)	465,298	470

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (8)	491,390	496

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (8)	770,000	771

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (8)	365,000	392

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (8)	400,000	422

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 1/15/33 (8)	230,000	229

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	350,000	378

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C24, Class A5
3.639%, 11/15/47	210,000	226

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3
2.829%, 10/15/45	404,231	414

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (8)	145,000	156

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2018-C8, Class C, ARM
4.903%, 6/15/51	310,000	349

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (8)	114,566	115

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (8)	439,773	449

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	225,000	239

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	125,000	137

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	320,000	349

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.165%, 5/15/48	55,000	60

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 11/15/34 (8)	590,000	588

Morgan Stanley Capital I Trust
Series 2017-JWDR, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 11/15/34 (8)	695,000	694

Morgan Stanley Capital I Trust
Series 2017-JWDR, Class B, ARM
1M USD LIBOR + 1.20%, 3.395%, 11/15/34 (8)	460,000	459

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (8)	515,294	524

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (8)	519,322	531

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (8)	425,397	431

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (8)	171,969	174

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 7/25/59 (8)	419,789	428

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (8)	830,000	831

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 3.345%, 3/15/36 (8)	204,592	205

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (8)	120,000	117

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.49%, 4/25/43	609,105	625

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.874%, 8/25/47 (8)	233,181	242

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (8)	425,363	433

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (8)	137,532	140

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (8)	399,972	412

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (8)	442,746	455

SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 4.495%, 6/15/31 (8)	385,280	387

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (8)	647,092	663

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (8)	476,298	477

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (8)	393,675	395

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (8)	363,936	371

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 9/25/24	208,686	211

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.745%, 12/25/27	430,203	432

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.995%, 4/25/28	133,545	135

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 4.095%, 5/25/25	241,127	243

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 5.166%, 7/25/28	126,900	128

Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.00%, 4.145%, 12/25/28	176,739	177

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 3.495%, 3/25/29	206,072	207

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 7/25/29	413,691	415

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 10/25/29	577,121	579

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 8/25/29	99,341	99

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/29	150,347	150

Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	54,566	55

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	146,196	146

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (8)	622,574	623

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 12/25/30 (8)	375,000	376

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (8)	133,344	133

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 2/25/47 (8)	125,941	126

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 3.395%, 2/25/47 (8)	440,000	441

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M2, CMO, ARM
3.741%, 2/25/48 (8)	170,000	166

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.817%, 5/25/48 (8)	90,000	88

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.161%, 8/25/48 (8)	485,000	491

Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.195%, 7/25/49 (8)	555,000	556

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 2/25/49 (8)	218,631	219

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (8)	154,200	155

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (8)	177,733	178

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (8)	575,000	596

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (8)	120,244	121

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (8)	149,643	150

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (8)	209,055	209

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (8)	156,624	158

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (8)	90,508	91

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (8)	94,794	96

Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (8)	250,069	251

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 2/25/57 (8)	169,971	169

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (8)	1,069,570	1,094

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (8)	722,057	736

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (8)	421,429	426

Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (8)	509,945	535

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (8)	283,687	286

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (8)	98,930	99

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (8)	472,210	482

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (8)	700,250	710

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 4/25/59 (8)	862,064	869

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (8)	277,555	278

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (8)	277,346	280

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (8)	538,188	542

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.365%, 6/15/48	825,000	877

Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	275,000	287

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.387%, 7/15/58	95,000	100

Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS
3.184%, 7/15/48	695,000	721

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	1,165,000	1,270

Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class B, ARM
4.188%, 11/15/50	471,000	521

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	940,000	1,020

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class A5
4.101%, 3/15/47	355,000	386

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	103,000	112

WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A4
3.723%, 5/15/47	220,000	235

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	430,000	463
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (8)	420,000	458
Total Non-U.S. Government Mortgage-Backed Securities (Cost $62,736)		64,212

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.9%
U.S. Government Agency Obligations 2.8% (12)
Federal Home Loan Mortgage
2.50%, 4/1/30	287,150	292
3.00%, 12/1/42 - 4/1/43	1,631,644	1,688
3.50%, 8/1/42 - 3/1/46	2,577,320	2,703
4.00%, 8/1/40 - 12/1/41	1,170,694	1,251
4.50%, 6/1/39 - 10/1/41	847,038	917
5.00%, 1/1/24 - 8/1/40	332,798	363
6.00%, 8/1/21 - 8/1/38	215,123	244
6.50%, 11/1/29 - 7/1/35	38,841	42
7.00%, 10/1/25 - 6/1/32	7,365	8
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	7,238	8
12M USD LIBOR + 1.785%, 4.535%, 9/1/32	772	1
12M USD LIBOR + 1.831%, 4.78%, 1/1/37	15,462	16
12M USD LIBOR + 1.75%, 4.831%, 2/1/35	60,165	63
12M USD LIBOR + 1.747%, 4.871%, 2/1/37	43,484	46
Federal National Mortgage Assn.
3.00%, 4/1/33 - 9/1/46	657,529	678
3.50%, 6/1/42 - 5/1/46	4,592,768	4,812
4.00%, 11/1/40	676,769	719
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.884%, 4.514%, 8/1/36	24,592	26

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	548,341	571
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32	5,430	1
Federal National Mortgage Assn., UMBS
2.50%, 1/1/32 - 4/1/43	1,650,314	1,672
3.00%, 8/1/27 - 6/1/47	12,641,414	13,045
3.50%, 11/1/32 - 6/1/49	8,194,454	8,566
4.00%, 11/1/40 - 8/1/49	8,753,812	9,263
4.50%, 12/1/20 - 5/1/49	2,527,971	2,732
5.00%, 1/1/20 - 8/1/48	1,498,121	1,637
5.50%, 9/1/19 - 9/1/41	946,685	1,073
6.00%, 5/1/21 - 1/1/41	607,614	694
6.50%, 8/1/23 - 5/1/40	470,064	547
7.00%, 9/1/30 - 4/1/32	6,923	8
8.50%, 11/1/21	18	—
UMBS, TBA
3.00%, 10/1/34 - 10/1/49 (13)	4,185,000	4,272
3.50%, 10/1/34 - 10/1/49 (13)	9,770,000	10,046
		68,004

U.S. Government Obligations 1.1%
Government National Mortgage Assn.
3.00%, 9/15/42 - 9/20/46	3,304,877	3,422
3.50%, 7/20/42 - 1/20/49	5,866,988	6,165
4.00%, 2/20/41 - 4/20/49	3,257,368	3,428
4.50%, 11/20/39 - 4/20/49	2,273,450	2,433
5.00%, 7/20/39 - 8/20/48	2,911,143	3,142
5.50%, 10/20/32 - 3/20/49	1,280,117	1,387
6.00%, 8/20/34 - 12/20/38	412,926	473
6.50%, 4/15/27 - 2/15/29	4,515	5
7.00%, 9/20/27	2,019	2
7.50%, 1/15/30	3,764	4

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
8.00%, 9/15/22 - 10/20/25	1,054	—
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-
12/20/47	666,472	690
Government National Mortgage Assn., CMO, ARM, 1M USD
LIBOR + 0.30%, 2.472%, 9/20/48	219,405	219
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43	247,600	34
4.00%, 5/20/37 - 2/20/43	397,404	31
4.50%, 2/20/39 - 12/20/39	91,154	2
Government National Mortgage Assn., TBA
3.00%, 10/20/49 (13)	3,295,000	3,394
3.50%, 10/20/49 (13)	1,800,000	1,868
4.00%, 10/20/49 (13)	320,000	333
4.50%, 10/20/49 (13)	980,000	1,024
		28,056

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $94,620)		96,060

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.2%
U.S. Government Agency Obligations 0.0% (12)
Resolution Funding, Series A, 8.125%, 10/15/19	210,000	212
		212

U.S. Treasury Obligations 3.2%
U.S. Treasury Bonds, 2.50%, 2/15/46	555,000	617
U.S. Treasury Bonds, 2.875%, 5/15/49	3,701,500	4,461
U.S. Treasury Bonds, 3.00%, 8/15/48	2,700,000	3,317
U.S. Treasury Bonds, 3.00%, 2/15/49	5,420,000	6,678
U.S. Treasury Bonds, 3.125%, 2/15/43 (14)	4,915,000	6,030
U.S. Treasury Notes, 1.625%, 6/30/21	6,965,000	6,974
U.S. Treasury Notes, 1.625%, 8/31/22	790,000	794

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Notes, 1.75%, 6/30/22	325,000	328
U.S. Treasury Notes, 1.75%, 6/30/24	2,165,000	2,200
U.S. Treasury Notes, 2.125%, 5/31/21	4,800,000	4,844
U.S. Treasury Notes, 2.375%, 5/15/27	345,000	368
U.S. Treasury Notes, 2.375%, 5/15/29	3,840,000	4,141
U.S. Treasury Notes, 2.50%, 1/15/22	1,880,000	1,924
U.S. Treasury Notes, 2.50%, 2/15/22	1,000,000	1,024
U.S. Treasury Notes, 2.75%, 2/15/28	615,000	677
U.S. Treasury Notes, 2.875%, 10/31/23	20,910,000	22,132
U.S. Treasury Notes, 2.875%, 11/30/23	8,260,000	8,753
U.S. Treasury Notes, 2.875%, 5/15/28	1,110,000	1,235
		76,497

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$70,370)		76,709

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.8%
CCCI Treasure, VR, 3.50% (9)(10)	210,000	210
CNAC HK Finbridge, 4.625%, 3/14/23	960,000	1,014
Equate Petrochemical, 4.25%, 11/3/26	795,000	864
Eskom Holdings, 6.35%, 8/10/28 (8)	700,000	759
Fiserv, 1.125%, 7/1/27 (EUR)	200,000	231
KazMunayGas National, 4.75%, 4/19/27	700,000	767
Pertamina Persero, 6.45%, 5/30/44 (8)	765,000	1,014
Perusahaan Gas Negara, 5.125%, 5/16/24	705,000	771
Perusahaan Listrik Negara, 5.45%, 5/21/28 (8)	900,000	1,056
Perusahaan Penerbit, 4.35%, 9/10/24	200,000	216
Republic of Colombia, 2.625%, 3/15/23	200,000	202
Republic of Colombia, 4.00%, 2/26/24	3,440,000	3,673
Republic of Indonesia, 2.95%, 1/11/23	650,000	660
Republic of Indonesia, 3.70%, 1/8/22 (8)	600,000	618

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Republic of Indonesia, 3.75%, 4/25/22 (8)	640,000	661
Republic of South Africa, 5.375%, 7/24/44	395,000	405
Republic of South Africa, 5.65%, 9/27/47	390,000	411
Republic of South Africa, 6.25%, 3/8/41	100,000	114
Saudi Arabian Oil, 3.50%, 4/16/29 (8)	550,000	588
Saudi Arabian Oil, 4.375%, 4/16/49 (8)	400,000	459
State Grid Overseas Investment, 2.75%, 5/4/22 (8)	1,060,000	1,071
State Grid Overseas Investment, 3.75%, 5/2/23 (8)	465,000	491
State of Israel, 5.50%, 1/31/42 (ILS)	4,800,000	2,260
Syngenta Finance, 3.933%, 4/23/21 (8)	715,000	728
Westlake Chemical, 1.625%, 7/17/29 (EUR)	177,000	202
Total Foreign Government Obligations & Municipalities (Cost $17,927)		19,445

BOND MUTUAL FUNDS 18.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.46%
(15)(16)	10,525,974	96,629
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.76%
(15)(16)	519	6
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.20% (15)(16)	9,435,893	80,394
T. Rowe Price Institutional Floating Rate Fund, 4.96% (15)(16)	2,487,798	24,455
T. Rowe Price Institutional High Yield Fund, 5.05% (15)(16)	7,634,252	67,181
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.32% (15)(16)	11,166,503	114,680
T. Rowe Price U.S. Treasury Long-Term Fund - I Class, 1.86%
(15)(16)	5,073,234	74,932
Total Bond Mutual Funds (Cost $446,534)		458,277

EQUITY MUTUAL FUNDS 5.5%
T. Rowe Price Institutional Emerging Markets Equity Fund (15)	2,753,576	103,590
T. Rowe Price Real Assets Fund - I Class (15)	2,768,097	30,975
Total Equity Mutual Funds (Cost $100,030)		134,565

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PRIVATE INVESTMENT COMPANIES 5.0%
Blackstone Partners Offshore Fund (1)(5)	104,156	121,370
Total Private Investment Companies (Cost $105,707)		121,370
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Treasury Reserve Fund, 2.16% (15)(17)	43,233,681	43,234
Total Short-Term Investments (Cost $43,234)		43,234
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 2.22% (15)(17)	589,400	5,894
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		5,894
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 2.22% (15)(17)	22,231	222
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		222
Total Securities Lending Collateral (Cost $6,116)		6,116

Total Investments in Securities 101.1%
(Cost $1,944,733)		$2,472,906
Other Assets Less Liabilities (1.1)%		(26,376)
Net Assets 100.0%		$2,446,530

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2019.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

(3)	All or a portion of this security is on loan at August 31, 2019.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $3,963 and represents 0.2% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $97,109 and represents 4.0% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(13)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $20,937 and represents 0.9% of net assets.
(14)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15)	Affiliated Companies
(16)	SEC 30-day yield
(17)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Call, 10/18/19 @ $2,950	464	135,788	(2,550)
Total Options Written (Premiums $(2,664))			$ (2,550)

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%

Bank of America, N.A., Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	500	(16)	(23)	7

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,168	11	9	2

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,100	7	6	1

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	805	4	(6)	10

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	528	3	1	2

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	5,435	29	(11)	40

Citibank, Protection Sold (Relevant Credit:
Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	939	(31)	(35)	4

Goldman Sachs, Protection Sold (Relevant
Credit: HSBC Holdings, 2.50%, 3/15/27, 117.01
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	127	2	2	—

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,000	5	2	3

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,217	14	2	12

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	4,304	(144)	(165)	21

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 4.88%, 8/13/19, 100.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	88	2	1	1

JPMorgan Chase, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$145.87*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	95	—	1	(1)

JPMorgan Chase, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,060	14	(3)	17

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,096	13	(5)	18

Total Bilateral Credit Default Swaps, Protection Sold			(224)	137

Total Bilateral Swaps			(224)	137

* Market Price at August 31, 2019.
** Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America, N.A.	9/20/19	USD	432	AUD	620	$ 14
Bank of America, N.A.	10/10/19	USD	563	ILS	2,004	(5)
Bank of America, N.A.	10/11/19	USD	978	KRW	1,152,330	25
Bank of America, N.A.	10/18/19	CZK	20,545	USD	906	(35)
Bank of America, N.A.	11/12/19	USD	140	ILS	490	1
Barclays Bank	9/13/19	USD	423	ZAR	6,170	17
Barclays Bank	10/11/19	KRW	2,305,140	USD	1,961	(55)
Barclays Bank	10/18/19	USD	882	CZK	20,545	12
Barclays Bank	11/12/19	USD	140	ILS	490	1
BNP Paribas	11/22/19	USD	1,203	EUR	1,076	12
Canadian Imperial Bank of
Commerce	9/20/19	AUD	620	USD	437	(19)
Canadian Imperial Bank of
Commerce	9/20/19	CAD	4,623	USD	3,452	21
Canadian Imperial Bank of
Commerce	9/20/19	USD	1,439	CAD	1,913	2
Canadian Imperial Bank of
Commerce	10/10/19	USD	207	ILS	738	(2)
Citibank	10/11/19	USD	570	KRW	671,486	15
Citibank	11/12/19	USD	140	ILS	490	—
Credit Suisse	11/8/19	COP	1,787,910	USD	556	(39)
Goldman Sachs	11/8/19	USD	535	COP	1,787,910	17
Goldman Sachs	11/12/19	USD	140	ILS	490	1
Goldman Sachs	11/22/19	USD	1,017	EUR	910	10
HSBC Bank	9/30/19	USD	959	NZD	1,448	45
HSBC Bank	10/10/19	USD	207	ILS	738	(2)
HSBC Bank	10/11/19	USD	1,158	KRW	1,342,972	47
HSBC Bank	11/12/19	USD	140	ILS	490	1
JPMorgan Chase	9/13/19	ZAR	6,170	USD	440	(34)
JPMorgan Chase	9/30/19	NZD	2,915	USD	1,961	(122)
JPMorgan Chase	11/12/19	USD	140	ILS	490	1
JPMorgan Chase	11/15/19	PLN	3,280	USD	868	(43)
JPMorgan Chase	11/15/19	USD	845	PLN	3,280	20
Morgan Stanley	9/20/19	CAD	3,145	USD	2,415	(52)
Morgan Stanley	9/20/19	USD	1,439	CAD	1,913	2
Morgan Stanley	9/30/19	USD	971	NZD	1,467	45
Morgan Stanley	10/2/19	BRL	1,810	USD	478	(42)
Morgan Stanley	10/2/19	USD	472	BRL	1,810	36
Morgan Stanley	10/11/19	USD	1,146	KRW	1,342,970	35
Morgan Stanley	11/12/19	USD	141	ILS	492	1
RBC Dominion Securities	9/20/19	USD	1,526	CAD	2,029	2

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
State Street	9/20/19	USD	1,439CAD	1,913	$ 1
State Street	10/11/19	KRW	2,204,618USD	1,872	(49)
State Street	11/22/19	USD	1,017EUR	910	11
UBS Investment Bank	11/12/19	USD	140ILS	490	1
Net unrealized gain (loss) on open forward
currency exchange contracts					$ (103)

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 123 MSCI EAFE Index contracts	9/19	(11,340)	$164
Long, 284 S&P 500 E-Mini Index contracts	9/19	41,531	(153)
Long, 113 U.S. Treasury Long Bonds contracts	12/19	18,673	43
Long, 53 U.S. Treasury Notes five year contracts	12/19	6,359	(1)
Short, 34 U.S. Treasury Notes ten year contracts	12/19	(4,478)	(4)
Short, 60 U.S. Treasury Notes two year contracts	12/19	(12,967)	(7)
Long, 48 Ultra U.S. Treasury Bonds contracts	12/19	9,477	77
Short, 35 Ultra U.S. Treasury Notes ten year contracts	12/19	(5,055)	7
Net payments (receipts) of variation margin to date			(349)

Variation margin receivable (payable) on open futures contracts			$(223)

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
August 31, 2019 (Unaudited)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$—	$(3,397)	$1,262
T. Rowe Price Inflation Protected
Bond Fund - I Class	63	(10)	8
T. Rowe Price Institutional
Emerging Markets Bond Fund	(48)	693	2,253
T. Rowe Price Institutional
Emerging Markets Equity Fund	—	1,769	—
T. Rowe Price Institutional
Floating Rate Fund	(5)	(21)	633
T. Rowe Price Institutional High
Yield Fund	—	1,308	1,866
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	4,956	965
T. Rowe Price Real Assets
Fund - I Class	—	992	—
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	1,162	7,276	953
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	499
Totals	$1,172#	$13,566	$8,439+

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

Affiliated Companies
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Dynamic
Global Bond Fund - I Class $	95,397	$4,629	$—	$ 96,629
T. Rowe Price Inflation
Protected Bond Fund - I
Class	1,702	4	1,690	6
T. Rowe Price Institutional
Emerging Markets Bond
Fund	80,023	1,126	1,448	80,394
T. Rowe Price Institutional
Emerging Markets Equity
Fund	98,071	3,750	—	103,590
T. Rowe Price Institutional
Floating Rate Fund	23,965	766	255	24,455
T. Rowe Price Institutional
High Yield Fund	61,936	3,937	—	67,181
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	106,744	2,980	—	114,680
T. Rowe Price Real Assets
Fund - I Class	28,983	1,000	—	30,975
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	74,019	475	6,838	74,932
T. Rowe Price Short-Term
Fund	10,558	¤	¤	6,116
T. Rowe Price Treasury
Reserve Fund	35,173	¤	¤	43,234
				$ 642,192	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $8,439 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $595,914.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Personal Strategy Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$404,440	$—	$404,440
Bond Mutual Funds	458,277	—	—	458,277
Common Stocks	975,652	319,616	2,037	1,297,305
Convertible Preferred Stocks	—	6,027	1,572	7,599
Equity Mutual Funds	134,565	—	—	134,565
Private Investment Companies	—	—	121,370	121,370
Securities Lending Collateral	6,116	—	—	6,116
Short-Term Investments	43,234	—	—	43,234
Total Securities	1,617,844	730,083	124,979	2,472,906
Swaps	—	104	—	104
Forward Currency Exchange Contracts	—	396	—	396
Total	$1,617,844	$730,583	$124,979	$2,473,406
Liabilities
Options Written	$—	$2,550	$—	$2,550
Swaps	—	191	—	191
Forward Currency Exchange Contracts	—	499	—	499
Futures Contracts	223	—	—	223
Total	$223	$3,240	$—	$3,463

1 Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $911,000 for the period ended August 31, 2019.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	6/1/19	Period	Purchases	Level 3	8/31/19
Investment in Securities
Common Stocks	$2,112	$13	$–	$(88)	$2,037
Convertible Preferred Stocks	1,546	26	–	–	1,572
Private Investment Companies	115,998	872	4,500	–	121,370

Total	$119,656	$911	$4,500	$(88)	$124,979

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Impact to Valuation
	Value	Technique(s) +		Input(s)	from an Increase in
	(000s)				Input*
Common Stock	$ 2,037	Recent comparable	-#	-#	-#
		transaction price(s)

		Market comparable	Enterprise value to sales multiple	2.9x - 3.5x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	37%	Increase
			Gross merchandise value growth rate	37%	Increase
			Gross profit growth rate	30% - 47%	Increase
			Risk-free rate	4%	Increase
			Volatility	23%	Increase
			Enterprise value to gross profit multiple	6.0x - 13.4x	Increase
			Enterprise value to gross merchandise value	0.7x - 0.8x	Increase
			multiple

Convertible Preferred Stocks	$ 1,572	Recent comparable	-#	-#	-#
		transaction price(s)

			Discount for lack of marketability	7%	Decrease
		Market comparable	Enterprise value to sales multiple	2.9x - 4.5x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	12% - 37%	Increase
			Gross merchandise value growth rate	37%	Increase
			Gross profit growth rate	12% - 47%	Increase
			Enterprise value to gross profit multiple	6.0x - 13.4x	Increase
			Enterprise value to gross merchandise value	0.7x - 0.8x	Increase
			multiple

Private Investment	$ 121,370	Rollforward of Investee	Estimated return	-1.12%	Decrease
Companies		NAV

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 71.4%
COMMUNICATION SERVICES 5.8%

Diversified Telecommunication Services 0.5%
KT (KRW)	52,887	1,188
Nippon Telegraph & Telephone (JPY)	210,000	10,067
Telecom Italia (EUR)	2,574,193	1,318
Telefonica Deutschland Holding (EUR)	887,214	2,259
Telstra (AUD)	222,233	556
		15,388
Entertainment 0.6%
Electronic Arts (1)	54,558	5,111
Fox, Class B	6,033	198
Netflix (1)	28,501	8,372
Walt Disney	25,767	3,537
Zynga, Class A (1)	182,700	1,043
		18,261
Interactive Media & Services 3.8%
Alphabet, Class A (1)	6,812	8,110
Alphabet, Class C (1)(2)	28,456	33,809
Baidu, ADR (1)	11,400	1,191
Facebook, Class A (1)(2)	211,987	39,360
IAC/InterActiveCorp (1)	14,988	3,816
Match Group	5,914	501
NAVER (KRW)	11,768	1,426
Tencent Holdings (HKD)	401,600	16,580
Yahoo Japan (JPY)	454,400	1,133
YY, ADR (1)	34,295	1,960
		107,886
Media 0.7%
Cable One	1,873	2,430
Comcast, Class A	164,157	7,266
CyberAgent (JPY)	43,100	1,940
Eutelsat Communications (EUR)	135,873	2,364
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T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Stroeer (EUR)	28,859	2,159
WPP (GBP)	305,725	3,617
		19,776
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	50,800	2,302
Vodafone Group, ADR	251,818	4,739
		7,041
Total Communication Services		168,352
CONSUMER DISCRETIONARY 8.5%

Auto Components 0.6%
Aisin Seiki (JPY)	50,400	1,491
Aptiv	60,876	5,063
Autoliv, SDR (SEK) (3)	31,146	2,148
Gentherm (1)	19,196	704
Magna International	88,300	4,425
Stanley Electric (JPY)	86,600	2,149
Sumitomo Rubber Industries (JPY)	108,100	1,218
Visteon (1)	11,173	771
		17,969
Automobiles 0.4%
Ferrari	5,282	833
Honda Motor (JPY)	62,200	1,474
Suzuki Motor (JPY)	65,300	2,514
Toyota Motor (JPY)	106,100	6,948
		11,769
Diversified Consumer Services 0.1%
American Public Education (1)	6,362	154
Bright Horizons Family Solutions (1)	8,018	1,323
Chegg (1)	13,618	540
J2 Acquisition (1)	50,674	482
J2 Acquisition, Warrants, 10/10/20	39,216	11
Strategic Education	900	152
		2,662

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hotels, Restaurants & Leisure 1.3%
Boyd Gaming	6,300	151
Chuy's Holdings (1)	19,425	493
Compass Group (GBP)	138,603	3,515
Denny's (1)	44,200	1,043
Drive Shack (1)	19,300	91
Dunkin' Brands Group	18,400	1,517
Fiesta Restaurant Group (1)	26,216	226
Hilton Worldwide Holdings	35,027	3,235
Marriott International, Class A	22,900	2,887
McDonald's	64,283	14,012
Norwegian Cruise Line Holdings (1)	1,716	87
OneSpaWorld Holdings (1)	24,500	385
Papa John's International	18,200	906
Red Robin Gourmet Burgers (1)	17,193	576
Restaurant Brands International	25,845	2,027
Royal Caribbean Cruises	16,680	1,739
Wingstop	5,000	501
Wynn Resorts	1,053	116
Yum! Brands	25,489	2,977
		36,484
Household Durables 0.4%
Cavco Industries (1)	3,500	642
Panasonic (JPY)	295,100	2,273
Persimmon (GBP)	100,165	2,326
Skyline Champion (1)	27,657	775
Sony (JPY)	43,500	2,478
Tempur Sealy International (1)	20,500	1,581
TRI Pointe Group (1)	71,454	1,000
		11,075
Internet & Direct Marketing Retail 3.8%
A Place for Rover, Acquisition Date: 5/25/18, Cost: $6 (1)(4)(5)	848	6
Alibaba Group Holding, ADR (1)(2)	164,478	28,788
Amazon.com (1)(2)	34,870	61,939
ASOS (GBP) (1)	64,268	1,865

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Booking Holdings (1)(2)	6,458	12,699
Ctrip.com International, ADR (1)	29,144	944
Zalando (EUR) (1)	43,055	2,136
		108,377
Multiline Retail 0.8%
Dollar General	53,513	8,353
Dollar Tree (1)	124,334	12,623
Ollie's Bargain Outlet Holdings (1)	25,858	1,434
Tuesday Morning (1)	76,400	107
		22,517
Specialty Retail 0.7%
Aaron's	32,133	2,060
Burlington Stores (1)	11,900	2,410
Five Below (1)	2,000	246
Kingfisher (GBP)	1,017,616	2,409
Michaels (1)	72,600	412
Monro	29,200	2,269
National Vision Holdings (1)	8,951	254
RH (1)	2,418	346
Ross Stores	84,839	8,994
TJX	4,961	273
Ulta Beauty (1)	2,180	518
		20,191
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost: $107
(1)(4)(5)	1,956	107
Burberry Group (GBP)	127,705	3,380
Kering (EUR)	6,324	3,065
Moncler (EUR)	82,950	3,121
NIKE, Class B	11,410	964
Samsonite International (HKD)	771,900	1,469
VF	15,464	1,267
		13,373
Total Consumer Discretionary		244,417

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 3.9%

Beverages 0.5%
Boston Beer, Class A (1)	5,423	2,378
Constellation Brands, Class A	1,434	293
Diageo (GBP)	123,171	5,273
Kirin Holdings (JPY)	93,600	1,847
Monster Beverage (1)	19,668	1,154
PepsiCo	15,102	2,065
		13,010
Food & Staples Retailing 0.4%
Performance Food Group (1)	27,614	1,292
Seven & i Holdings (JPY) (3)	111,900	3,957
Walmart	47,195	5,393
Welcia Holdings (JPY) (3)	33,300	1,738
		12,380
Food Products 2.3%
Cal-Maine Foods	28,589	1,159
Collier Creek Holdings (1)	26,100	278
Conagra Brands	298,601	8,468
Nestle (CHF)	174,304	19,587
Nomad Foods (1)	34,154	688
Post Holdings (1)	16,500	1,645
Sanderson Farms	8,900	1,332
Simply Good Foods (1)	34,012	1,008
TreeHouse Foods (1)	28,280	1,433
Tyson Foods, Class A (2)	296,273	27,565
Wilmar International (SGD)	988,600	2,710
		65,873
Household Products 0.0%
Procter & Gamble	5,857	704
		704
Personal Products 0.7%
L'Oreal (EUR)	19,704	5,380
Pola Orbis Holdings (JPY)	39,000	926

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Unilever (GBP)	213,265	13,474
		19,780
Tobacco 0.0%
Philip Morris International	6,026	434
		434
Total Consumer Staples		112,181
ENERGY 1.8%

Energy Equipment & Services 0.1%
Computer Modelling Group (CAD)	35,800	182
Dril-Quip (1)	9,400	431
Liberty Oilfield Services, Class A	13,864	149
WorleyParsons (AUD)	262,571	2,168
		2,930
Oil, Gas & Consumable Fuels 1.7%
BP, ADR	40,474	1,496
Centennial Resource Development, Class A (1)	44,585	215
Chevron	12,626	1,486
Concho Resources	40,431	2,958
ConocoPhillips	40,656	2,121
Diamondback Energy	9,210	903
EOG Resources	35,156	2,608
Equinor (NOK) (3)	220,545	3,761
Jagged Peak Energy (1)	50,561	349
Kosmos Energy	21,068	133
Magnolia Oil & Gas, Class A (1)	67,800	692
New Fortress Energy (1)	19,937	320
Pioneer Natural Resources	12,391	1,529
Royal Dutch Shell, Class B, ADR	93,200	5,197
Seven Generations Energy, Class A (CAD) (1)	60,600	328
Targa Resources	75,707	2,735
TC Energy	198,597	10,176
TOTAL (EUR)	149,998	7,491
TOTAL, ADR	69,737	3,481
Venture Global, Series B, Acquisition Date: 3/8/18, Cost: $21
(1)(4)(5)	7	36

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Venture Global, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost: $279 (1)(4)(5)	77	400
		48,415
Total Energy		51,345
FINANCIALS 10.3%

Banks 4.0%
ABN AMRO Bank, GDR (EUR)	163,738	2,904
Atlantic Capital Bancshares (1)	17,767	290
Australia & New Zealand Banking Group (AUD)	183,350	3,298
Bank of America	417,800	11,494
BankUnited	35,900	1,140
Barclays, ADR	61,709	410
BNP Paribas (EUR)	101,755	4,587
Bridge Bancorp	21,500	579
CenterState Bank	39,540	894
Citigroup	45,772	2,945
Columbia Banking System	14,081	486
Commerzbank (EUR)	91,425	518
CrossFirst Bankshares (1)	9,614	140
CrossFirst Bankshares, Acquisition Date: 10/23/18, Cost: $126
(1)(4)	8,824	122
Danske Bank (DKK)	127,294	1,676
DBS Group Holdings (SGD)	123,356	2,175
DNB (NOK)	285,298	4,596
Equity Bancshares, Class A (1)	16,100	407
Erste Group Bank (EUR)	32,716	1,052
FB Financial	24,845	891
Fifth Third Bancorp	168,793	4,465
First Bancshares	15,606	492
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost: $93 (1)(4)(5)	9,254	93
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost: $- (1)(4)(5)	1,736	6
Heritage Commerce	44,330	514
Heritage Financial	21,400	560
Home BancShares	84,100	1,490

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hope Bancorp	38,100	511
Independent Bank	5,882	398
Independent Bank Group	21,150	1,034
ING Groep (EUR)	408,588	3,903
Intesa Sanpaolo (EUR)	983,158	2,163
Investors Bancorp	58,800	653
JPMorgan Chase (2)	58,282	6,403
Live Oak Bancshares	24,356	437
Lloyds Banking Group (GBP)	5,135,942	3,125
Mitsubishi UFJ Financial Group (JPY)	809,500	3,896
National Bank of Canada (CAD)	77,600	3,644
Origin Bancorp	21,360	684
Pacific Premier Bancorp	19,500	574
Pinnacle Financial Partners	25,786	1,358
PNC Financial Services Group	8,009	1,033
Prosperity Bancshares	15,100	980
Seacoast Banking (1)	44,209	1,032
Sound Bank, Non-Voting Shares, Acquisition Date: 5/6/19,
Cost: $56 (1)(4)(5)	5,570	56
Sound Bank, Voting Shares, Acquisition Date: 5/6/19, Cost: $27
(1)(4)(5)	2,736	27
Sound Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost: $- (1)(4)(5)	831	0
South State	10,366	763
Standard Chartered (GBP)	296,680	2,255
Sumitomo Mitsui Trust Holdings (JPY)	70,158	2,289
Svenska Handelsbanken, A Shares (SEK)	457,338	4,030
Texas Capital Bancshares (1)	7,760	418
Towne Bank	25,500	670
United Overseas Bank (SGD)	206,100	3,701
US Bancorp	29,394	1,549
Webster Financial	14,827	664
Wells Fargo	345,537	16,092
Western Alliance Bancorp	33,870	1,471
		114,037

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Capital Markets 1.5%
Ameriprise Financial	2,649	342
Assetmark Financial Holdings (1)	7,188	203
Cboe Global Markets	20,356	2,426
Charles Schwab	74,124	2,837
Close Brothers Group (GBP)	28,767	452
CME Group	16,406	3,565
Conyers Park II Acquisition (1)	31,898	331
GAM Holding (CHF) (1)	70,419	274
Goldman Sachs Group	2,017	411
Intercontinental Exchange	178,713	16,706
Macquarie Group (AUD)	44,518	3,711
Moody's	1,103	238
Morgan Stanley	80,860	3,355
S&P Global	14,282	3,716
TD Ameritrade Holding	133,172	5,914
		44,481
Consumer Finance 0.1%
Encore Capital Group (1)	34,044	1,256
Green Dot, Class A (1)	2,700	83
PRA Group (1)	41,100	1,403
SLM	31,100	263
		3,005
Diversified Financial Services 0.3%
AXA Equitable Holdings	58,623	1,218
Challenger (AUD)	446,035	2,017
Element Fleet Management (CAD)	460,783	3,689
Mitsubishi UFJ Lease & Finance (JPY)	318,500	1,718
		8,642
Insurance 4.2%
AIA Group (HKD)	375,200	3,631
American International Group (2)	547,408	28,487
Assurant	14,457	1,778
Aviva (GBP)	520,536	2,247
AXA (EUR)	241,589	5,540

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axis Capital Holdings	18,700	1,148
Chubb	67,133	10,491
Direct Line Insurance Group (GBP)	809,315	2,793
Hanover Insurance Group	10,200	1,358
Marsh & McLennan	90,528	9,043
Munich Re (EUR)	24,261	5,809
PICC Property & Casualty, H Shares (HKD)	1,932,000	2,209
Ping An Insurance Group, H Shares (HKD)	367,500	4,216
Progressive	4,316	327
ProSight Global (1)	8,618	168
Prudential (GBP)	279,584	4,660
RSA Insurance Group (GBP)	309,895	1,978
Safety Insurance Group	7,058	681
Selective Insurance Group	27,860	2,218
State Auto Financial	13,500	432
Storebrand (NOK)	455,492	2,618
Sun Life Financial (CAD)	122,793	5,033
Tokio Marine Holdings (JPY)	103,200	5,308
Willis Towers Watson	70,992	14,054
Zurich Insurance Group (CHF)	13,302	4,740
		120,967
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial	60,514	815
Essent Group	13,900	674
Meridian Bancorp	47,448	829
PennyMac Financial Services (1)	36,051	1,067
Radian Group	34,300	773
Sterling Bancorp	30,612	286
WSFS Financial	13,170	543
		4,987
Total Financials		296,119
HEALTH CARE 10.8%

Biotechnology 1.1%
AbbVie	26,382	1,734
Acceleron Pharma (1)	13,100	588

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Agios Pharmaceuticals (1)	6,484	246
Aimmune Therapeutics (1)	17,933	366
Alder Biopharmaceuticals (1)	41,177	369
Alexion Pharmaceuticals (1)	29,062	2,928
Allogene Therapeutics (1)	3,479	95
Amgen	1,661	347
AnaptysBio (1)	3,175	129
Argenx, ADR (1)	6,903	907
Ascendis Pharma, ADR (1)	23,805	2,667
Autolus Therapeutics, ADR (1)	1,955	20
BeiGene, ADR (1)	780	112
Blueprint Medicines (1)	9,986	766
Corvus Pharmaceuticals (1)	6,066	21
Crinetics Pharmaceuticals (1)	3,606	57
CSL (AUD)	11,078	1,794
CytomX Therapeutics (1)	7,527	66
Enanta Pharmaceuticals (1)	1,500	106
G1 Therapeutics (1)	4,663	169
Global Blood Therapeutics (1)	20,708	952
Homology Medicines (1)	9,090	172
ImmunoGen (1)	7,422	20
Immunomedics (1)	18,200	233
Insmed (1)	33,938	558
Krystal Biotech (1)	2,901	131
Madrigal Pharmaceuticals (1)	791	73
Momenta Pharmaceuticals (1)	19,426	245
Orchard Therapeutics, ADR (1)	18,452	273
Principia Biopharma (1)	7,097	282
PTC Therapeutics (1)	7,600	339
Radius Health (1)	35,700	1,010
Sage Therapeutics (1)	12,271	2,107
Sarepta Therapeutics (1)	1,700	153
Scholar Rock Holding (1)	3,757	40
Seattle Genetics (1)	5,630	409
Tricida (1)	6,500	227
Ultragenyx Pharmaceutical (1)	12,489	680

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vertex Pharmaceuticals (1)	56,620	10,193
Xencor (1)	18,462	688
		32,272
Health Care Equipment & Supplies 4.5%
Abbott Laboratories	21,106	1,801
Alcon (CHF) (1)	26,588	1,617
Alcon (1)	85,719	5,225
AtriCure (1)	12,000	329
Avanos Medical (1)	27,500	912
Becton Dickinson & Company (2)	82,288	20,894
Boston Scientific (1)	139,290	5,952
Danaher	169,848	24,134
Elekta, B Shares (SEK)	192,395	2,451
Exact Sciences (1)	2,843	339
GN Store Nord (DKK)	51,918	2,174
ICU Medical (1)	3,429	555
Intuitive Surgical (1)	17,798	9,101
iRhythm Technologies (1)	4,600	350
JAND, Class A, Acquisition Date: 3/9/18, Cost: $114 (1)(4)(5)	7,265	123
Koninklijke Philips (EUR)	209,608	9,880
Medtronic	106,020	11,438
Nevro (1)	8,739	732
NuVasive (1)	10,900	692
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost: $264
(1)(4)(5)	17,536	264
Quidel (1)	22,825	1,439
Shockwave Medical (1)	1,758	74
STERIS	5,900	911
Stryker	90,389	19,945
Teleflex	10,282	3,742
Wright Medical Group (1)	18,823	392
Zimmer Biomet Holdings	25,063	3,489
		128,955
Health Care Providers & Services 1.7%
Acadia Healthcare (1)	26,306	696
Amedisys (1)	8,733	1,124

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Anthem	35,805	9,364
Centene (1)	26,708	1,245
Cigna	76,123	11,720
Cross Country Healthcare (1)	29,268	300
Fresenius (EUR)	83,072	4,038
Hanger (1)	46,493	878
HCA Healthcare	9,693	1,165
Humana	288	81
Molina Healthcare (1)	16,723	2,179
U.S. Physical Therapy	6,783	906
UnitedHealth Group	55,858	13,071
WellCare Health Plans (1)	11,416	3,091
		49,858
Health Care Technology 0.1%
HMS Holdings (1)	29,300	1,070
Siemens Healthineers (EUR)	66,348	2,610
		3,680
Life Sciences Tools & Services 0.9%
Adaptive Biotechnologies (1)	4,286	218
Agilent Technologies	6,708	477
Bruker	25,072	1,082
Thermo Fisher Scientific	81,191	23,307
		25,084
Pharmaceuticals 2.5%
Astellas Pharma (JPY)	526,400	7,266
Bayer (EUR)	94,779	7,044
Cara Therapeutics (1)	10,157	238
Catalent (1)	34,670	1,829
Elanco Animal Health (1)	129,762	3,376
Eli Lilly	326	37
GlaxoSmithKline, ADR	133,300	5,543
Johnson & Johnson	33,153	4,256
Merck	92,190	7,972
MyoKardia (1)	11,750	632
Novartis (CHF)	121,108	10,918

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Novo Nordisk, B Shares (DKK)	49,801	2,595
Odonate Therapeutics (1)	3,372	104
Otsuka Holdings (JPY)	27,500	1,130
Reata Pharmaceuticals, Class A (1)	2,205	170
Roche Holding (CHF)	37,557	10,263
Sanofi (EUR)	74,020	6,359
Takeda Pharmaceutical, ADR	76,779	1,295
TherapeuticsMD (1)	177,983	514
Turning Point Therapeutics (1)	2,686	146
WaVe Life Sciences (1)	2,440	56
Zoetis	3,586	453
		72,196
Total Health Care		312,045
INDUSTRIALS & BUSINESS SERVICES 8.1%

Aerospace & Defense 2.7%
Aerojet Rocketdyne Holdings (1)	32,905	1,719
Boeing (2)	119,694	43,579
BWX Technologies	30,820	1,824
Cubic	22,423	1,553
L3Harris Technologies	25,197	5,327
Meggitt (GBP)	642,298	4,848
Moog, Class A	8,100	658
Northrop Grumman	40,992	15,080
Teledyne Technologies (1)	9,910	3,058
		77,646
Air Freight & Logistics 0.4%
United Parcel Service, Class B	98,768	11,720
		11,720
Airlines 0.2%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost: $291 (1)(4)(5)(6)	1,942	437
Delta Air Lines	23,801	1,377
Hawaiian Holdings	24,100	588
United Airlines Holdings (1)	40,162	3,386
		5,788

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Building Products 0.1%
CSW Industrials	5,417	369
Gibraltar Industries (1)	26,062	1,050
PGT Innovations (1)	35,295	565
Quanex Building Products	22,263	383
Simpson Manufacturing	11,800	758
		3,125
Commercial Services & Supplies 0.3%
Brink's	29,982	2,256
Cintas	3,955	1,043
Heritage-Crystal Clean (1)	20,100	492
Rentokil Initial (GBP)	227,543	1,250
Republic Services	27,914	2,491
Stericycle (1)	4,600	207
Team (1)	31,400	518
Waste Connections	13,335	1,226
		9,483
Construction & Engineering 0.2%
Jacobs Engineering Group	51,400	4,567
Valmont Industries	7,831	1,061
		5,628
Electrical Equipment 0.6%
ABB (CHF)	197,592	3,757
AZZ	22,100	912
Bloom Energy, Class A (1)	28,030	126
Legrand (EUR)	32,688	2,308
Melrose Industries (GBP)	1,391,380	3,075
Mitsubishi Electric (JPY)	426,400	5,132
Prysmian (EUR)	111,585	2,449
Thermon Group Holdings (1)	14,200	309
		18,068
Industrial Conglomerates 1.8%
CK Hutchison Holdings (HKD)	401,992	3,494
DCC (GBP)	37,679	3,211

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Electric	1,681,084	13,869
Honeywell International	75,013	12,349
Roper Technologies	26,545	9,736
Siemens (EUR)	84,887	8,489
		51,148
Machinery 0.8%
Barnes Group	10,900	489
Chart Industries (1)	17,280	1,086
ESCO Technologies	20,155	1,534
Federal Signal	5,700	169
Fortive	54,498	3,864
Gardner Denver Holdings (1)	27,900	800
Graco	19,310	880
Helios Technologies	10,174	435
John Bean Technologies	19,147	1,959
Knorr-Bremse (EUR)	21,153	1,979
Luxfer Holdings	6,800	107
Mueller Water Products, Class A	79,200	829
REV Group	18,143	234
SMC (JPY)	6,600	2,488
THK (JPY)	125,400	2,904
Toro	20,820	1,499
Xylem	478	37
		21,293
Marine 0.1%
Matson	36,600	1,300
		1,300
Professional Services 0.2%
CoStar Group (1)	1,094	673
Huron Consulting Group (1)	7,500	459
IHS Markit (1)	12,758	837
Recruit Holdings (JPY)	106,800	3,234
TechnoPro Holdings (JPY)	24,900	1,443
		6,646

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Road & Rail 0.3%
Canadian Pacific Railway	11,851	2,853
Central Japan Railway (JPY)	14,900	2,946
Kansas City Southern	5,286	665
Knight-Swift Transportation Holdings	17,124	585
Landstar System	6,300	703
Norfolk Southern	606	106
Schneider National, Class B	26,249	510
Union Pacific	6,646	1,076
		9,444
Trading Companies & Distributors 0.4%
Mitsubishi (JPY)	142,000	3,454
SiteOne Landscape Supply (1)	28,110	2,198
Sumitomo (JPY)	367,000	5,500
		11,152
Total Industrials & Business Services		232,441
INFORMATION TECHNOLOGY 13.3%

Communications Equipment 0.7%
Cisco Systems	214,529	10,042
LM Ericsson, B Shares (SEK)	404,943	3,169
Motorola Solutions	37,250	6,739
		19,950
Electronic Equipment, Instruments & Components 0.8%
CTS	28,800	822
Hamamatsu Photonics (JPY)	56,500	1,949
Keysight Technologies (1)	73,817	7,150
Largan Precision (TWD)	15,000	1,862
Littelfuse	4,400	687
Murata Manufacturing (JPY)	53,300	2,216
National Instruments	36,854	1,548
Novanta (1)	19,468	1,460
Omron (JPY)	45,300	2,237
TE Connectivity	37,056	3,380
		23,311

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IT Services 3.7%
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$1,024 (1)(4)(5)	182,540	1,024
Automatic Data Processing	4,498	764
Booz Allen Hamilton Holding	25,500	1,925
Euronet Worldwide (1)	7,200	1,103
Evo Payments, Class A (1)	7,721	229
Fidelity National Information Services	116,860	15,919
Fiserv (1)	94,219	10,076
FleetCor Technologies (1)	9,996	2,983
Global Payments	69,805	11,586
GTT Communications (1)	21,000	200
Mastercard, Class A	78,890	22,197
Parsons (1)	9,012	307
PayPal Holdings (1)	103,939	11,334
ServiceTitan, Acquisition Date: 11/9/18, Cost: $9 (1)(4)(5)	327	9
StoneCo, Class A (1)	29,881	899
Tucows, Class A (1)	5,277	266
Visa, Class A	140,947	25,486
		106,307
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices	50,187	5,512
Applied Materials	17,550	843
ASML Holding	15,758	3,508
ASML Holding (EUR)	18,680	4,155
Broadcom	24,684	6,977
Entegris	46,200	1,979
Inphi (1)	13,597	832
KLA	9,918	1,467
Lam Research	1,238	261
Lattice Semiconductor (1)	112,924	2,223
Marvell Technology Group	97,852	2,345
Maxim Integrated Products	32,737	1,785
Microchip Technology (3)	4,124	356
Micron Technology (1)	153,599	6,953
MKS Instruments	4,100	321

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Monolithic Power Systems	3,245	489
NVIDIA	14,824	2,483
NXP Semiconductors	100,608	10,276
PDF Solutions (1)	30,269	354
QUALCOMM	62,880	4,890
Renesas Electronics (JPY) (1)	195,200	1,217
Taiwan Semiconductor Manufacturing (TWD)	898,759	7,385
Texas Instruments	42,969	5,317
Tokyo Electron (JPY)	19,700	3,513
Xilinx	1,957	204
		75,645
Software 5.2%
Atlassian, Class A (1)	5,674	763
Ceridian HCM Holding (1)	12,388	716
Checkr, Acquisition Date: 6/29/18, Cost: $15 (1)(4)(5)	1,205	20
Coupa Software (1)	10,406	1,446
Descartes Systems Group (1)	50,800	1,802
DocuSign (1)	7,330	342
Five9 (1)	17,909	1,132
Intuit	50,972	14,698
Microsoft (2)	552,626	76,185
Pagerduty (1)	1,732	68
Pagerduty, Acquisition Date: 8/24/18 - 9/28/18, Cost: $171
(1)(4)	10,085	376
Paycom Software (1)	3,200	800
Proofpoint (1)	11,200	1,272
salesforce.com (1)	84,242	13,148
ServiceNow (1)	47,692	12,488
Splunk (1)	38,262	4,279
SS&C Technologies Holdings	39,298	1,832
Synopsys (1)	53,571	7,597
Toast, Acquisition Date: 9/14/18, Cost: $- (1)(4)(5)	19	1
VMware, Class A	15,851	2,242
Workday, Class A (1)	40,576	7,193
Zendesk (1)	15,500	1,243

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zoom Video Communications, Class A (1)	1,521	139
		149,782
Technology Hardware, Storage & Peripherals 0.3%
Apple (2)	5,054	1,055
Samsung Electronics (KRW)	165,922	6,041
		7,096
Total Information Technology		382,091
MATERIALS 2.9%

Chemicals 1.6%
Air Liquide (EUR)	26,909	3,749
Air Products & Chemicals	26,945	6,087
Asahi Kasei (JPY)	360,900	3,260
BASF (EUR)	50,076	3,313
CF Industries Holdings	87,729	4,228
Covestro (EUR)	48,240	2,192
DuPont de Nemours	80,425	5,463
GCP Applied Technologies (1)	16,197	284
Johnson Matthey (GBP)	89,120	3,169
Linde	46,816	8,844
Minerals Technologies	10,300	497
PolyOne	15,800	506
Quaker Chemical	3,500	556
Sherwin-Williams	2,928	1,542
Tosoh (JPY)	31,800	408
Umicore (EUR) (3)	76,862	2,449
		46,547
Containers & Packaging 0.5%
Amcor (AUD)	228,904	2,229
Ball	93,626	7,529
Packaging Corp. of America	53,987	5,430
		15,188
Metals & Mining 0.6%
Antofagasta (GBP)	263,993	2,790
BHP Group (AUD)	41,263	1,013

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BHP Group (GBP)	159,948	3,460
Constellium (1)	48,400	583
Franco-Nevada (CAD)	9,670	945
Haynes International	17,225	514
Independence Group (AUD)	624,649	2,294
Mitsui Mining & Smelting (JPY)	47,200	988
Northern Star Resources (AUD)	136,512	1,099
Osisko Gold Royalties (CAD)	37,100	473
Rio Tinto (AUD)	23,306	1,374
South32 (AUD)	835,140	1,476
		17,009
Paper & Forest Products 0.2%
Stora Enso, R Shares (EUR)	280,945	3,150
West Fraser Timber (CAD)	27,600	972
		4,122
Total Materials		82,866
REAL ESTATE 2.3%

Equity Real Estate Investment Trusts 2.0%
Acadia Realty Trust, REIT	21,900	599
Alexander & Baldwin, REIT	29,567	677
American Campus Communities, REIT	30,900	1,436
American Tower, REIT	899	207
AvalonBay Communities, REIT	14,684	3,121
Community Healthcare Trust, REIT	5,800	247
Crown Castle International, REIT	44,691	6,488
CubeSmart, REIT	26,500	951
EastGroup Properties, REIT	18,100	2,254
First Industrial Realty Trust, REIT	15,146	590
Great Portland Estates (GBP)	230,659	1,955
JBG SMITH Properties, REIT	42,812	1,638
Paramount Group, REIT	36,261	478
Prologis, REIT	162,538	13,592
PS Business Parks, REIT	13,064	2,346
Public Storage, REIT	29,213	7,734
Regency Centers, REIT	9,240	596

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rexford Industrial Realty, REIT	29,400	1,299
Scentre Group (AUD)	780,922	2,123
Unibail-Rodamco-Westfield (EUR)	12,871	1,685
Ventas, REIT	84,622	6,210
		56,226
Real Estate Management & Development 0.3%
Colliers International Group	3,447	233
Deutsche Wohnen (EUR)	50,421	1,787
FirstService	22,471	2,335
Mitsui Fudosan (JPY)	166,100	3,977
Redfin (1)	23,113	390
		8,722
Total Real Estate		64,948
UTILITIES 3.5%

Electric Utilities 1.9%
Edison International	93,924	6,788
Entergy	114,206	12,887
Evergy	22,409	1,457
Exelon	31,270	1,478
NextEra Energy	99,887	21,883
PG&E (1)	12,842	134
PNM Resources	45,800	2,336
Southern	126,706	7,382
		54,345
Gas Utilities 0.2%
Beijing Enterprises Holdings (HKD)	302,000	1,436
Chesapeake Utilities	12,050	1,140
ONE Gas	27,150	2,488
Southwest Gas Holdings	24,643	2,248
		7,312
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development, Class C (JPY)	109,500	2,535
NextEra Energy Partners	13,300	682
		3,217

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multi-Utilities 1.2%
CenterPoint Energy	76,938	2,130
Engie (EUR)	340,539	5,178
National Grid (GBP)	291,771	3,056
NiSource	172,776	5,106
Sempra Energy (3)	125,152	17,725
		33,195
Water Utilities 0.1%
California Water Service Group	17,100	965
Middlesex Water	10,130	618
SJW Group	15,758	1,077
		2,660
Total Utilities		100,729
Total Miscellaneous Common Stocks 0.2% (7)		5,109

Total Common Stocks (Cost $1,465,052)		2,052,643

CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER DISCRETIONARY 0.0%
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost: $100
(1)(4)(5)	19,927	100
		100
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost:
$91 (1)(4)(5)	12,138	84
Roofoods, Series F, Acquisition Date: 9/12/17, Cost: $303
(1)(4)(5)	857	333
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $13
(1)(4)(5)	30	13
		430
Specialty Retail 0.0%
Vroom, Series F, Acquisition Date: 6/30/17, Cost: $120 (1)(4)(5)	7,050	127
		127

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $35
(1)(4)(5)	636	35
Allbirds, Series B, Acquisition Date: 10/10/18, Cost: $6 (1)(4)(5)	112	6
Allbirds, Series C, Acquisition Date: 10/9/18, Cost: $59 (1)(4)(5)	1,068	58
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost: $19
(1)(4)(5)	342	19
		118
Total Consumer Discretionary		775
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost: $221 (1)(4)(5)	11,951	278
Total Consumer Staples		278
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	21,359	1,326
JAND, Series E, Acquisition Date: 3/9/18, Cost: $141 (1)(4)(5)	8,963	152
Total Health Care		1,478
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	953	885
		885
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost: $148
(1)(4)(5)	20,804	148
		148
Total Industrials & Business Services		1,033
INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost: $-
(1)(4)(5)	7	—

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost: $87
(1)(4)(5)	3,321	87
		87
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost: $67 (1)(4)(5)	4,912	83
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost: $54 (1)(4)(5)	23,742	58
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost:
$126 (1)(4)(5)	4,012	127
Toast, Series B, Acquisition Date: 9/14/18, Cost: $3 (1)(4)(5)	169	5
Toast, Series D, Acquisition Date: 6/27/18, Cost: $214 (1)(4)(5)	12,364	340
		613
Total Information Technology		700
UTILITIES 0.3%
Electric Utilities 0.2%
NextEra Energy, 6.123%, 9/1/19	35,108	2,423
Southern, Series A, 6.75%, 8/1/22	53,761	2,771
		5,194
Multi-Utilities 0.1%
Sempra Energy, Series A, 6.00%, 1/15/21	11,740	1,359
Sempra Energy, Series B, 6.75%, 7/15/21	6,054	694
		2,053
Total Utilities		7,247
Total Convertible Preferred Stocks (Cost $10,151)		11,511

CONVERTIBLE BONDS 0.0%
Ctrip.com International, 1.25%, 9/15/22	230,000	229
Total Convertible Bonds (Cost $238)		229

CORPORATE BONDS 2.6%
AbbVie, 4.70%, 5/14/45	245,000	266
AbbVie, 4.875%, 11/14/48	480,000	538
AerCap Ireland Capital, 3.50%, 5/26/22	150,000	154
AerCap Ireland Capital, 3.95%, 2/1/22	150,000	155

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AerCap Ireland Capital, 4.875%, 1/16/24	435,000	470
AIA Group, 3.90%, 4/6/28 (8)	490,000	540
AIB Group, VR, 4.263%, 4/10/25 (8)(9)	210,000	218
Alexandria Real Estate Equities, 3.45%, 4/30/25	180,000	190
Alexandria Real Estate Equities, 3.95%, 1/15/27	200,000	217
Alexandria Real Estate Equities, 3.95%, 1/15/28	280,000	306
Alibaba Group Holding, 3.40%, 12/6/27	355,000	373
Alibaba Group Holding, 3.60%, 11/28/24	850,000	900
Allergan Funding, 2.625%, 11/15/28 (EUR)	115,000	145
Altria Group, 4.80%, 2/14/29	425,000	481
Altria Group, 5.80%, 2/14/39	170,000	210
Altria Group, 5.95%, 2/14/49	315,000	405
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	18,216	19
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	47,944	49
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	117,102	120
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	243,970	258
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	104,047	109
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	152,812	153
American Airlines PTT, Series 2019-1, Class B, 3.85%, 2/15/28	75,000	76
American Campus Communities Operating Partnership, 3.30%,
7/15/26	95,000	98
American Campus Communities Operating Partnership,
3.625%, 11/15/27	215,000	227
American International Group, 3.90%, 4/1/26	35,000	37
Anglo American Capital, 4.00%, 9/11/27 (8)	215,000	220
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	595,000	780
APT Pipelines, 4.25%, 7/15/27 (8)	520,000	562
ArcelorMittal, 3.60%, 7/16/24	215,000	218
ArcelorMittal, 4.55%, 3/11/26	75,000	79
Arrow Electronics, 4.00%, 4/1/25	230,000	241
Ausgrid Finance, 3.85%, 5/1/23 (8)	135,000	141

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Ausgrid Finance, 4.35%, 8/1/28 (8)	205,000	227
Avnet, 3.75%, 12/1/21	270,000	277
Avolon Holdings Funding, 3.95%, 7/1/24 (8)	65,000	67
Avolon Holdings Funding, 4.375%, 5/1/26 (8)	130,000	136
Avolon Holdings Funding, 5.125%, 10/1/23 (8)	415,000	441
AXA Equitable Holdings, 4.35%, 4/20/28	290,000	311
Baidu, 2.875%, 7/6/22	460,000	464
Baidu, 3.625%, 7/6/27	205,000	213
Baidu, 3.875%, 9/29/23	255,000	268
Baidu, 4.375%, 3/29/28 (3)	375,000	409
Banco de Bogota, 4.375%, 8/3/27	500,000	529
Banco Santander Chile, 3.875%, 9/20/22 (8)	150,000	156
Bank of America, VR, 3.366%, 1/23/26 (9)	615,000	642
Bank of America, VR, 3.55%, 3/5/24 (9)	235,000	246
Bank of America, Series L, 3.95%, 4/21/25	635,000	677
Barclays, VR, 4.61%, 2/15/23 (9)	230,000	238
Barclays Bank, 5.14%, 10/14/20	400,000	409
BAT Capital, 3.222%, 8/15/24	165,000	169
BAT Capital, 3.557%, 8/15/27	655,000	671
Bayer U.S. Finance II, 3.875%, 12/15/23 (8)	355,000	373
BBVA Bancomer, 4.375%, 4/10/24 (8)	300,000	314
Becton Dickinson & Company, 1.401%, 5/24/23 (EUR)	180,000	207
Becton Dickinson & Company, 3.363%, 6/6/24	285,000	297
Becton Dickinson & Company, 3.70%, 6/6/27	610,000	656
Becton Dickinson & Company, 3.734%, 12/15/24	145,000	154
Becton Dickinson & Company, 4.669%, 6/6/47	170,000	204
Becton Dickinson Euro Finance, 0.632%, 6/4/23 (EUR)	100,000	112
Boardwalk Pipelines, 4.45%, 7/15/27	40,000	42
Boardwalk Pipelines, 4.95%, 12/15/24	175,000	188
Boardwalk Pipelines, 5.95%, 6/1/26	250,000	282
Booking Holdings, 3.60%, 6/1/26	82,000	88

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Booking Holdings, 3.65%, 3/15/25	10,000	11
Boral Finance, 3.00%, 11/1/22 (8)	30,000	30
Boral Finance, 3.75%, 5/1/28 (8)	855,000	886
Boston Properties, 2.75%, 10/1/26	153,000	155
Boston Properties, 3.20%, 1/15/25	245,000	255
Boston Properties, 3.65%, 2/1/26	155,000	165
Brambles USA, 4.125%, 10/23/25 (8)	100,000	107
Braskem Finance, 7.375% (10)	293,000	298
Bristol-Myers Squibb, 3.20%, 6/15/26 (8)	185,000	196
Brixmor Operating Partnership, 3.65%, 6/15/24	134,000	140
Brixmor Operating Partnership, 3.85%, 2/1/25	285,000	299
Brixmor Operating Partnership, 4.125%, 5/15/29	445,000	482
Broadcom, 3.125%, 1/15/25	205,000	203
Broadcom, 3.625%, 1/15/24	270,000	276
Broadcom, 3.625%, 10/15/24 (8)	130,000	132
Broadcom, 4.25%, 4/15/26 (8)	215,000	221
Bunge Finance, 3.25%, 8/15/26	20,000	20
Bunge Finance, 3.75%, 9/25/27	150,000	155
Bunge Finance, 4.35%, 3/15/24	45,000	48
Capital One Financial, 0.80%, 6/12/24 (EUR)	130,000	146
Capital One Financial, 3.30%, 10/30/24	420,000	435
Capital One Financial, 3.75%, 3/9/27	775,000	823
Capital One Financial, 3.80%, 1/31/28	110,000	117
Cardinal Health, 3.75%, 9/15/25	210,000	219
CC Holdings, 3.849%, 4/15/23	615,000	648
Celgene, 3.875%, 8/15/25	415,000	449
Celgene, 4.625%, 5/15/44	20,000	24
Celgene, 5.25%, 8/15/43	110,000	143
Cenovus Energy, 4.25%, 4/15/27	75,000	78
Cenovus Energy, 5.40%, 6/15/47	110,000	125
Charter Communications Operating, 5.75%, 4/1/48	240,000	280

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Charter Communications Operating, 6.484%, 10/23/45	50,000	62
Cigna, 4.125%, 11/15/25	310,000	333
Cigna, 4.375%, 10/15/28	150,000	167
Cigna, 4.90%, 12/15/48	105,000	123
CNO Financial Group, 5.25%, 5/30/25	294,000	319
Comcast, 3.20%, 7/15/36	35,000	36
Comcast, 3.30%, 2/1/27	505,000	537
Comcast, 3.95%, 10/15/25	90,000	99
Comcast, 4.15%, 10/15/28	250,000	284
Comcast, 4.70%, 10/15/48	200,000	250
Crown Castle Towers, 3.663%, 5/15/25 (8)	355,000	375
CVS Health, 3.70%, 3/9/23	510,000	533
CVS Health, 4.10%, 3/25/25	520,000	556
CVS Health, 5.05%, 3/25/48	570,000	666
CVS Health, 5.125%, 7/20/45	10,000	12
Danske Bank, 2.00%, 9/8/21 (8)	255,000	253
Danske Bank, 2.70%, 3/2/22 (8)	365,000	365
Danske Bank, 3.875%, 9/12/23 (8)	240,000	249
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	9,830	10
Discover Financial Services, 3.75%, 3/4/25	425,000	447
Discover Financial Services, 4.10%, 2/9/27	225,000	242
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	525,000	555
Enel Americas, 4.00%, 10/25/26	500,000	523
Enel Chile, 4.875%, 6/12/28	500,000	558
Enel Finance International, 2.75%, 4/6/23 (8)	455,000	458
Energy Transfer Operating, 4.50%, 4/15/24	50,000	54
Energy Transfer Operating, 4.95%, 6/15/28	80,000	89
Energy Transfer Operating, 5.25%, 4/15/29	115,000	131
Energy Transfer Operating, 5.875%, 1/15/24	145,000	162
Eni, Series X-R, 4.00%, 9/12/23 (8)	250,000	264
Eni, Series X-R, 4.75%, 9/12/28 (8)	360,000	409

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Essex Portfolio, 3.00%, 1/15/30	130,000	133
Essex Portfolio, 3.375%, 4/15/26	170,000	179
Expedia Group, 4.50%, 8/15/24	190,000	206
Expedia Group, 5.00%, 2/15/26	715,000	811
Experian Finance, 4.25%, 2/1/29 (8)	215,000	244
Express Scripts Holding, 3.40%, 3/1/27	245,000	255
Express Scripts Holding, 4.50%, 2/25/26	235,000	260
Fidelity National Financial, 4.50%, 8/15/28	205,000	222
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	100,000	113
FirstEnergy, Series B, 3.90%, 7/15/27	500,000	537
FirstEnergy Transmission, 4.35%, 1/15/25 (8)	385,000	416
Fiserv, 0.375%, 7/1/23 (EUR)	100,000	112
Fiserv, 3.20%, 7/1/26	150,000	157
Fiserv, 4.40%, 7/1/49	165,000	190
Ford Motor Credit, 3.35%, 11/1/22	220,000	221
Ford Motor Credit, 3.813%, 10/12/21	200,000	203
Ford Motor Credit, 5.085%, 1/7/21	225,000	232
Fox, 4.709%, 1/25/29 (8)	140,000	162
Fox, 5.576%, 1/25/49 (8)	365,000	475
GE Capital International Funding, 3.373%, 11/15/25	535,000	543
GE Capital International Funding, 4.418%, 11/15/35	660,000	670
General Electric, 3.375%, 3/11/24	107,000	108
General Electric, 3.45%, 5/15/24	50,000	51
General Electric, Series D, VR, 5.00% (9)(10)	61,000	56
General Motors, FRN, 3M USD LIBOR + 0.80%, 3.009%, 8/7/20	190,000	190
General Motors Financial, 3.45%, 4/10/22	255,000	260
General Motors Financial, 4.00%, 10/6/26	100,000	102
General Motors Financial, 4.20%, 11/6/21	240,000	249
General Motors Financial, 4.35%, 4/9/25	95,000	99
General Motors Financial, 5.10%, 1/17/24	170,000	184
GLP Capital, 3.35%, 9/1/24	60,000	61

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GLP Capital, 5.25%, 6/1/25	75,000	82
Goldman Sachs Group, 3.50%, 11/16/26	285,000	298
Goldman Sachs Group, VR, 2.908%, 6/5/23 (9)	580,000	590
GTP Acquisition Partners I, 2.35%, 6/15/20 (8)	365,000	364
HCP, 3.25%, 7/15/26	30,000	31
HCP, 3.50%, 7/15/29	35,000	37
Healthcare Realty Trust, 3.625%, 1/15/28	260,000	273
Heathrow Funding, 4.875%, 7/15/21 (8)	175,000	182
Highwoods Realty, 4.125%, 3/15/28	155,000	167
HSBC Holdings, 3.90%, 5/25/26	310,000	331
HSBC Holdings, VR, 3.262%, 3/13/23 (9)	275,000	280
Humana, 3.85%, 10/1/24	190,000	201
Hutchison Whampoa International, 3.625%, 10/31/24	600,000	628
Israel Chemicals, 6.375%, 5/31/38 (8)	420,000	497
JPMorgan Chase, 2.95%, 10/1/26	360,000	373
JPMorgan Chase, 3.20%, 6/15/26	835,000	875
JPMorgan Chase, 3.90%, 7/15/25	65,000	71
JPMorgan Chase, VR, 3.54%, 5/1/28 (9)	120,000	128
Keysight Technologies, 4.60%, 4/6/27	330,000	367
Kilroy Realty, 3.45%, 12/15/24	470,000	493
Kimco Realty, 3.30%, 2/1/25	120,000	124
Las Vegas Sands, 3.20%, 8/8/24	65,000	66
Las Vegas Sands, 3.50%, 8/18/26	95,000	97
Micron Technology, 4.185%, 2/15/27	185,000	191
Micron Technology, 4.64%, 2/6/24	380,000	404
Micron Technology, 4.975%, 2/6/26	200,000	216
Morgan Stanley, 3.75%, 2/25/23	530,000	557
Morgan Stanley, 4.00%, 7/23/25	570,000	618
MPT Operating Partnership, 5.00%, 10/15/27	240,000	256
Netflix, 4.625%, 5/15/29 (EUR) (8)	290,000	364
NRG Energy, 3.75%, 6/15/24 (8)	35,000	36

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
NRG Energy, 4.45%, 6/15/29 (8)	115,000	121
NXP, 4.875%, 3/1/24 (8)	250,000	271
Occidental Petroleum, 2.90%, 8/15/24	485,000	488
Occidental Petroleum, 3.20%, 8/15/26	35,000	35
Occidental Petroleum, 4.40%, 8/15/49	125,000	130
Omnicom Group, 3.65%, 11/1/24	165,000	174
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(11)	878,000	852
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(11)	684,000	665
Perrigo Finance, 4.375%, 3/15/26	400,000	411
Peru LNG, 5.375%, 3/22/30	500,000	541
Plains All American Pipeline, 2.85%, 1/31/23	55,000	55
QVC, 5.125%, 7/2/22	545,000	575
Regency Centers, 3.60%, 2/1/27	160,000	170
Regency Centers, 4.125%, 3/15/28	85,000	94
Reynolds American, 4.45%, 6/12/25	175,000	189
Reynolds American, 5.85%, 8/15/45	130,000	147
Roper Technologies, 2.35%, 9/15/24	65,000	65
Roper Technologies, 2.95%, 9/15/29	105,000	106
Royal Bank of Scotland Group, 5.125%, 5/28/24	100,000	106
Royal Bank of Scotland Group, 6.125%, 12/15/22	100,000	108
Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (9)	245,000	247
Sabine Pass Liquefaction, 5.00%, 3/15/27	545,000	601
SACI Falabella, 4.375%, 1/27/25	500,000	531
SASOL Financing USA, 5.875%, 3/27/24	475,000	512
SBA Tower Trust, 3.168%, 4/11/22 (8)	280,000	285
SBA Tower Trust, 3.448%, 3/15/23 (8)	125,000	129
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (8)	290,000	306
Sempra Energy, 3.25%, 6/15/27	90,000	93
Sempra Energy, 3.80%, 2/1/38	160,000	167
Sempra Energy, 4.00%, 2/1/48	95,000	103

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	505,000	517
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	140,000	145
Sigma Alimentos, 4.125%, 5/2/26	450,000	465
Sky, 3.75%, 9/16/24 (8)	345,000	371
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (8)	210,000	219
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (8)	245,000	259
Solvay Finance America, 4.45%, 12/3/25 (8)	250,000	270
Southern, 3.25%, 7/1/26	260,000	268
Southern California Edison, Series A, 2.90%, 3/1/21	40,000	40
Synchrony Financial, 3.70%, 8/4/26	35,000	36
Synchrony Financial, 4.25%, 8/15/24	45,000	48
Synchrony Financial, 4.375%, 3/19/24	80,000	85
Tencent Holdings, 3.80%, 2/11/25	1,000,000	1,065
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	90,000	96
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	130,000	148
Transurban Finance, 3.375%, 3/22/27 (8)	255,000	261
Transurban Finance, 4.125%, 2/2/26 (8)	55,000	59
Trinity Acquisition, 3.50%, 9/15/21	70,000	71
Trinity Acquisition, 4.40%, 3/15/26	195,000	213
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	202,159	220
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	85,912	91
UBS Group Funding Switzerland, VR, 2.859%, 8/15/23 (8)(9)	345,000	350
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	500,000	546
Ventas Realty, 3.00%, 1/15/30	260,000	261
VEREIT Operating Partnership, 3.95%, 8/15/27	535,000	573
VEREIT Operating Partnership, 4.60%, 2/6/24	385,000	416
VEREIT Operating Partnership, 4.875%, 6/1/26	50,000	56
Verizon Communications, 4.672%, 3/15/55	79,000	97
Verizon Communications, 4.75%, 11/1/41	55,000	67
Verizon Communications, 4.862%, 8/21/46	825,000	1,028
Verizon Communications, 5.012%, 4/15/49	310,000	396

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Vistra Operations, 3.55%, 7/15/24 (8)	105,000	106
Vistra Operations, 4.30%, 7/15/29 (8)	150,000	153
Vodafone Group, 4.125%, 5/30/25	230,000	250
Vodafone Group, 4.375%, 5/30/28	435,000	488
Vodafone Group, 4.875%, 6/19/49	270,000	312
Vodafone Group, 5.25%, 5/30/48	295,000	354
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	117
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	100,000	122
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	110,000	128
Williams, 3.90%, 1/15/25	100,000	105
Williams, 4.00%, 9/15/25	495,000	526
Williams, 4.30%, 3/4/24	10,000	11
Williams, 4.55%, 6/24/24	335,000	362
Williams, 4.85%, 3/1/48	115,000	126
Willis North America, 3.60%, 5/15/24	270,000	281
Woodside Finance, 3.65%, 3/5/25 (8)	240,000	249
Woodside Finance, 3.70%, 9/15/26 (8)	195,000	203
Woodside Finance, 3.70%, 3/15/28 (8)	515,000	535
WPP Finance, 3.75%, 9/19/24	530,000	554
Total Corporate Bonds (Cost $69,733)		74,003

ASSET-BACKED SECURITIES 0.6%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (8)	255,000	254
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	700,000	705
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	80,000	82
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (8)	455,000	467

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Avis Budget Rental Car Funding
Series 2017-1A, Class A
3.07%, 9/20/23 (8)	145,000	149

Avis Budget Rental Car Funding
Series 2018-2A, Class A
4.00%, 3/20/25 (8)	295,000	317

Avis Budget Rental Car Funding
Series 2019-3A, Class B
2.65%, 3/20/26 (8)	330,000	330

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (8)	285,000	284

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 3.23%, 7/18/27 (8)	250,000	249

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.80%, 7/18/27 (8)	250,000	248

Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 8/15/28	340,000	340

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 3.256%, 7/28/28 (8)	595,000	592

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/27 (8)	250,000	250

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.136%, 10/25/27 (8)	360,000	359

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	30,000	30

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 3.328%, 10/20/28 (8)	435,000	434

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (8)	34,563	37

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (8)	24,383	24

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (8)	44,622	45

Enterprise Fleet Financing
Series 2017-2, Class A2
1.97%, 1/20/23 (8)	37,447	37

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (8)	510,000	539

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.558%, 11/15/26 (8)	250,000	248

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (8)	90,000	91

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (8)	135,000	135

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/28 (8)	345,000	344

GreatAmerica Leasing Receivables Funding
Series 2017-1, Class A3
2.06%, 6/22/20 (8)	22,674	23

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 3.378%, 10/22/25 (8)	140,896	141

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (8)	193,538	198

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (8)	248,125	265

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (8)	34,914	35

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (8)	47,524	48

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	175,000	176

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Jack In the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (8)	260,000	266

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (8)	53,900	54

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.603%, 7/15/32 (8)	250,000	250

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.238%, 11/15/28 (8)	250,000	249

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (8)	11,782	12

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (8)	21,348	21

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (8)	100,000	102

Navient Student Loan Trust
Series 2018-2A, Class A2, FRN
1M USD LIBOR + 0.38%, 2.525%, 3/25/67 (8)	609,035	608

Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 3.433%, 10/19/31 (8)	250,000	249

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 3.453%, 7/15/27 (8)	625,000	610

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (8)	325,000	324

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (8)	250,000	249

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.313%, 7/17/29 (8)	250,000	248

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (8)	370,000	369

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 4.402%, 5/21/29 (8)	250,000	250

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (8)	625,000	628

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	33,024	33

Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	120,000	121

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (8)	325,000	329

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (8)	36,124	36

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (8)	15,031	15

SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 2.926%, 1/25/22	325,727	321

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.976%, 7/25/23	111,178	112

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	107,426	108

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	90,638	90

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (8)	99,983	101

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 4.145%, 8/16/32 (8)	240,000	246

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (8)	65,823	67

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (8)	566,471	568

SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (8)	289,976	291

SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (8)	585,713	596

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (8)	225,000	235

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.915%, 1/15/37 (8)	100,000	99

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (8)	260,000	278

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 3.183%, 4/15/28 (8)	485,000	482

Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	230,000	233

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (8)	327,525	341

USAA Auto Owner Trust
Series 2016-1, Class B
1.82%, 10/15/23	255,000	255

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (8)	195,000	199

Total Asset-Backed Securities (Cost $16,964)		17,121

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.4%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 3.075%, 9/15/34 (8)	167,534	168

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (8)	274,477	276

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (8)	480,772	489

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (8)	306,068	310

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 4/15/35 (8)	180,000	179

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.595%, 4/15/35 (8)	85,000	85

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.125%, 12/15/36 (8)	420,000	419

BANK 2017
Series 2017-BNK5, Class C, ARM
4.398%, 6/15/60	85,000	92

BANK 2017
Series 2017-BNK5, Class B, ARM
3.896%, 6/15/60	250,000	269

BANK 2019
Series 2019-BNK18, Class B
3.977%, 5/15/62	252,000	280

Bayview Mortgage Fund Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (8)	136,937	140

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (8)	57,534	58

Bayview Opportunity Master Fund Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (8)	187,845	191

BBCCRE Trust
Series 2015-GTP, Class C, ARM
4.70%, 8/10/33 (8)	340,000	363

BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 3.195%, 4/15/34 (8)	305,000	305

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

BXP Trust
Series 2017-GM, Class A
3.379%, 6/13/39 (8)	915,000	991

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class B, ARM
4.178%, 5/15/52	175,000	196

CGGS Commercial Mortgage Trust
Series 2018-WSS, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 2/15/37 (8)	210,000	209

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	55,000	58

Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	260,000	286

Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.829%, 3/10/51	145,000	158

COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (8)	28,238	28

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (8)	25,671	26

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (8)	57,140	57

COLT Mortgage Loan Trust
Series 2018-1, Class A2, CMO, ARM
2.981%, 2/25/48 (8)	30,890	31

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (8)	155,533	157

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (8)	212,233	215

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (8)	175,641	178

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (8)	516,097	525

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (8)	349,990	352

Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47	205,000	222

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	120,000	131

Commercial Mortgage Trust
Series 2015-CR25, Class B, ARM
4.695%, 8/10/48	425,000	464

Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.695%, 8/10/48	95,000	101

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.443%, 7/10/48	210,000	230

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.584%, 7/10/50	105,000	114

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	133,824	142

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	100,000	109

Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (8)	480,000	504

Commercial Mortgage Trust
Series 2017-PANW, Class B, ARM
3.528%, 10/10/29 (8)	170,000	179

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 3.445%, 7/25/29	31,321	31

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	68,312	68

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 7/25/30	828,517	828

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 8/25/30	380,000	383

Connecticut Avenue Securities
Series 2018-C03, Class 1M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 10/25/30	185,000	186

Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.695%, 12/25/30	315,000	320

Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 8/25/31 (8)	143,449	144

Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/31 (8)	208,590	209

Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 7/25/39 (8)	203,899	204

Credit Suisse Mortgage Capital Certificates
Series 2015-GLPB, Class B, ARM
3.938%, 11/15/34 (8)	215,000	226

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 5/15/36 (8)	280,000	281

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	155,000	163

CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	520,000	565

DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 6/15/34 (8)	360,000	359

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (8)	154,597	156

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (8)	120,000	123

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (8)	235,124	237

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.007%, 11/25/44 (8)	98,086	106

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.04%, 2/25/25 (8)	180,000	190

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/29 (8)	105,000	115

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (8)	161,453	163

Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (8)	626,438	627

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (8)	176,578	182

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (8)	192,123	193

Goldman Sachs Mortgage Securities Trust
Series 2018-FBLU, Class A, ARM
1M USD LIBOR + 0.95%, 3.145%, 11/15/35 (8)	225,000	225

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	465,000	499

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 3.50%, 6/15/36 (8)	355,000	355

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (8)	34,739	35

Goldman Sachs Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (8)	200,000	214

Great Wolf Trust
Series 2017-WOLF, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 9/15/34 (8)	210,000	210

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.965%, 12/15/34 (8)	375,000	375

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Homeward Opportunities Fund I Trust
Series 2019-1, Class A, CMO, ARM
3.556%, 1/25/59 (8)	156,549	158

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (8)	260,915	263

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (8)	273,961	277

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (8)	570,000	571

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (8)	205,000	220

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (8)	220,000	232

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 1/15/33 (8)	125,000	125

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	125,000	135

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C24, Class A5
3.639%, 11/15/47	65,000	70

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3
2.829%, 10/15/45	121,662	125

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class AS
3.056%, 8/15/49	165,000	171

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (8)	80,000	86

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2018-C8, Class C, ARM
4.903%, 6/15/51	165,000	186

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (8)	47,909	48

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (8)	144,528	145

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (8)	293,182	300

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	125,000	133

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	55,000	60

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	175,000	191

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.165%, 5/15/48	25,000	27

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 11/15/34 (8)	240,000	239

Morgan Stanley Capital I Trust
Series 2017-JWDR, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 11/15/34 (8)	370,000	369

Morgan Stanley Capital I Trust
Series 2017-JWDR, Class B, ARM
1M USD LIBOR + 1.20%, 3.395%, 11/15/34 (8)	245,000	245

MSCG Trust
Series 2018-SELF, Class A, ARM
1M USD LIBOR + 0.90%, 3.095%, 10/15/37 (8)	235,000	235

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (8)	285,827	290

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (8)	289,854	297

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (8)	230,800	234

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (8)	95,036	96

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 7/25/59 (8)	236,433	241

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (8)	355,000	356

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 3.345%, 3/15/36 (8)	110,923	111

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (8)	60,000	58

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.49%, 4/25/43	321,015	329

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.874%, 8/25/47 (8)	123,729	128

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (8)	226,257	230

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (8)	74,056	75

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (8)	213,069	220

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (8)	217,967	224

SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 4.495%, 6/15/31 (8)	224,340	225

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (8)	186,039	191

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (8)	262,450	263

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (8)	218,708	219

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (8)	197,694	201

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 3.245%, 3/25/30	380,000	380

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 9/25/24	130,429	132

Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.995%, 10/25/27	180,685	182

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.745%, 12/25/27	239,002	240

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.995%, 4/25/28	92,739	94

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 4.095%, 5/25/25	133,959	135

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 5.166%, 7/25/28	109,397	110

Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.00%, 4.145%, 12/25/28	97,110	97

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 3.495%, 3/25/29	206,072	207

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 7/25/29	536,976	538

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 10/25/29	752,620	755

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 8/25/29	99,341	100

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/29	110,549	111

Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	54,566	55

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	78,721	79

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (8)	353,006	353

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 12/25/30 (8)	215,000	216

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (8)	75,006	75

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 2/25/47 (8)	73,922	74

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 3.395%, 2/25/47 (8)	260,000	261

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M2, CMO, ARM
3.741%, 2/25/48 (8)	90,000	88

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.817%, 5/25/48 (8)	50,000	49

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.161%, 8/25/48 (8)	275,000	278

Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.195%, 7/25/49 (8)	315,000	316

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (8)	51,400	52

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (8)	75,310	76

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (8)	150,000	155

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (8)	52,280	52

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (8)	63,910	64

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (8)	89,595	90

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (8)	161,163	162

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (8)	84,399	84

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (8)	56,568	57

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (8)	57,451	58

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 2/25/57 (8)	91,731	91

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (8)	570,973	584

Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (8)	245,006	256

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (8)	279,367	285

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (8)	238,810	242

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (8)	165,750	167

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (8)	265,892	269

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (8)	65,953	66

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (8)	273,617	279

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (8)	318,295	323

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 4/25/59 (8)	477,380	482

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (8)	158,603	159

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (8)	221,877	224

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (8)	301,188	304

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.365%, 6/15/48	460,000	489

Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	105,000	109

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.387%, 7/15/58	40,000	42

Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class AS
3.184%, 7/15/48	370,000	384

Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class B, ARM
3.917%, 7/15/50	425,000	459

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	615,000	670

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	510,000	554
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class A5
4.101%, 3/15/47	190,000	206
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class AS
4.271%, 3/15/47	165,000	179
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	48,000	52
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	230,000	248
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (8)	230,000	251
Total Non-U.S. Government Mortgage-Backed Securities (Cost $38,205)		39,007

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.1%
U.S. Government Agency Obligations 1.5% (12)
Federal Home Loan Mortgage
2.50%, 4/1/30	165,967	169
3.00%, 12/1/42 - 4/1/43	446,353	461
3.50%, 8/1/42 - 3/1/46	1,282,662	1,347
4.00%, 10/1/40 - 12/1/41	321,325	342
4.50%, 9/1/23 - 5/1/42	455,235	495
5.00%, 1/1/24 - 8/1/40	135,622	149
5.50%, 5/1/20 - 1/1/40	1,234	1
6.00%, 10/1/21 - 8/1/38	73,555	84
6.50%, 3/1/32 - 9/1/32	29,034	33
7.00%, 6/1/32	514	1
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	2,413	3

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
12M USD LIBOR + 1.785%, 4.535%, 9/1/32	190	—
12M USD LIBOR + 1.723%, 4.723%, 1/1/36	1,113	1
12M USD LIBOR + 1.90%, 4.775%, 11/1/35	1,152	1
12M USD LIBOR + 1.831%, 4.78%, 1/1/37	5,711	6
12M USD LIBOR + 1.747%, 4.871%, 2/1/37	15,909	17
12M USD LIBOR + 1.852%, 4.936%, 2/1/37	11,748	12
Federal National Mortgage Assn.
3.00%, 4/1/33 - 9/1/46	286,719	296
3.50%, 6/1/42 - 5/1/46	2,015,616	2,111
4.00%, 11/1/40	360,428	383
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 4.77%, 12/1/35	1,189	1
12M USD LIBOR + 1.892%, 4.852%, 12/1/35	2,121	2
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	274,171	285
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32	1,484	—
Federal National Mortgage Assn., UMBS
2.50%, 8/1/30 - 3/1/43	841,636	852
3.00%, 1/1/27 - 8/1/47	8,208,062	8,473
3.50%, 11/1/32 - 6/1/49	5,989,819	6,252
4.00%, 11/1/40 - 8/1/49	6,011,585	6,335
4.50%, 12/1/19 - 5/1/49	1,697,932	1,833
5.00%, 9/1/19 - 8/1/48	1,015,658	1,114
5.50%, 9/1/23 - 9/1/41	565,364	635
6.00%, 6/1/21 - 1/1/41	481,838	550
6.50%, 7/1/32 - 5/1/40	153,264	180
UMBS, TBA
3.00%, 10/1/34 - 10/1/49 (13)	2,380,000	2,430
3.50%, 10/1/34 - 10/1/49 (13)	6,700,000	6,890
		41,744

U.S. Government Obligations 0.6%
Government National Mortgage Assn.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
3.00%, 9/15/42 - 9/20/46	1,911,651	1,981
3.50%, 7/20/42 - 1/20/49	3,898,809	4,092
4.00%, 7/20/42 - 4/20/49	1,983,123	2,084
4.50%, 11/20/39 - 4/20/49	1,876,176	1,982
5.00%, 7/20/39 - 11/20/48	1,770,331	1,901
5.50%, 1/20/36 - 3/20/49	808,989	875
6.00%, 12/20/38	34,927	40
6.50%, 3/15/26 - 12/20/33	1,936	2
8.00%, 4/15/22 - 10/20/25	897	1
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-
12/20/47	352,188	364
Government National Mortgage Assn., CMO, ARM, 1M USD
LIBOR + 0.30%, 2.472%, 9/20/48	140,046	140
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43	114,499	10
4.00%, 5/20/37 - 2/20/43	151,705	12
4.50%, 2/20/39 - 12/20/39	27,692	1
Government National Mortgage Assn., TBA
3.00%, 10/20/49 (13)	1,975,000	2,034
3.50%, 10/20/49 (13)	1,190,000	1,235
4.00%, 10/20/49 (13)	920,000	958
4.50%, 10/20/49 (13)	95,000	99
		17,811

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $58,743)		59,555

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 1.8%
U.S. Treasury Obligations 1.8%
U.S. Treasury Bonds, 2.50%, 2/15/46	885,000	983
U.S. Treasury Bonds, 2.875%, 5/15/49	2,020,000	2,435
U.S. Treasury Bonds, 3.00%, 2/15/48	600,000	736

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 3.00%, 8/15/48	880,000	1,081
U.S. Treasury Bonds, 3.00%, 2/15/49	3,000,000	3,696
U.S. Treasury Bonds, 3.125%, 2/15/43	1,950,000	2,392
U.S. Treasury Bonds, 4.25%, 11/15/40	325,000	462
U.S. Treasury Bonds, 5.375%, 2/15/31	295,000	414
U.S. Treasury Notes, 1.625%, 6/30/21	6,840,000	6,849
U.S. Treasury Notes, 1.75%, 7/31/21	7,300,000	7,331
U.S. Treasury Notes, 1.75%, 6/30/22	1,950,000	1,967
U.S. Treasury Notes, 1.75%, 6/30/24	3,945,000	4,008
U.S. Treasury Notes, 2.125%, 5/31/21	3,080,000	3,108
U.S. Treasury Notes, 2.375%, 5/15/29	2,090,000	2,254
U.S. Treasury Notes, 2.50%, 2/15/22	700,000	717
U.S. Treasury Notes, 2.75%, 2/15/28	565,000	622
U.S. Treasury Notes, 2.875%, 10/31/23 (14)	11,390,000	12,056
U.S. Treasury Notes, 2.875%, 11/30/23	1,785,000	1,891
		53,002

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$49,694)		53,002

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
CCCI Treasure, VR, 3.50% (9)(10)	200,000	200
CNAC HK Finbridge, 4.625%, 3/14/23	605,000	639
Equate Petrochemical, 4.25%, 11/3/26	460,000	500
Eskom Holdings, 6.35%, 8/10/28 (8)	400,000	434
Fiserv, 1.125%, 7/1/27 (EUR)	280,000	324
KazMunayGas National, 4.75%, 4/19/27	350,000	384
Pertamina Persero, 6.45%, 5/30/44 (8)	450,000	597
Perusahaan Gas Negara, 5.125%, 5/16/24	500,000	547
Perusahaan Listrik Negara, 5.45%, 5/21/28 (8)	500,000	587
Republic of Colombia, 2.625%, 3/15/23	200,000	202

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Republic of Colombia, 4.00%, 2/26/24	1,795,000	1,917
Republic of Indonesia, 2.95%, 1/11/23	295,000	299
Republic of Indonesia, 3.70%, 1/8/22 (8)	795,000	819
Republic of South Africa, 5.375%, 7/24/44	215,000	220
Republic of South Africa, 5.65%, 9/27/47	215,000	226
Republic of South Africa, 6.25%, 3/8/41	195,000	222
Saudi Arabian Oil, 3.50%, 4/16/29 (8)	550,000	588
Saudi Arabian Oil, 4.375%, 4/16/49 (8)	200,000	229
State Grid Overseas Investment, 3.75%, 5/2/23 (8)	250,000	264
State of Israel, 5.50%, 1/31/42 (ILS)	2,600,000	1,224
Syngenta Finance, 3.933%, 4/23/21 (8)	395,000	402
Westlake Chemical, 1.625%, 7/17/29 (EUR)	100,000	114
Total Foreign Government Obligations & Municipalities (Cost $10,095)		10,938

BOND MUTUAL FUNDS 7.8%
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.76%
(15)(16)	469	6
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.20% (15)(16)	4,670,505	39,793
T. Rowe Price Institutional Floating Rate Fund, 4.96% (15)(16)	1,196,382	11,760
T. Rowe Price Institutional High Yield Fund, 5.05% (15)(16)	3,732,562	32,847
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.32% (15)(16)	6,810,207	69,941
T. Rowe Price U.S. Treasury Long-Term Fund - I Class, 1.86%
(15)(16)	4,731,290	69,881
Total Bond Mutual Funds (Cost $208,709)		224,228

EQUITY MUTUAL FUNDS 7.6%
T. Rowe Price Institutional Emerging Markets Equity Fund (15)	4,443,552	167,166
T. Rowe Price Real Assets Fund - I Class (15)	4,697,198	52,562
Total Equity Mutual Funds (Cost $187,826)		219,728

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PRIVATE INVESTMENT COMPANIES 3.5%
Blackstone Partners Offshore Fund (1)(5)	86,446	100,733
Total Private Investment Companies (Cost $88,403)		100,733
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 2.16% (15)(17)	26,599,863	26,600
Total Short-Term Investments (Cost $26,600)		26,600
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 2.22% (15)(17)	594,694	5,947
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		5,947
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 2.22% (15)(17)	293,101	2,931
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		2,931
Total Securities Lending Collateral (Cost $8,878)		8,878

Total Investments in Securities 100.8%
(Cost $2,239,291)		$2,898,176
Other Assets Less Liabilities (0.8)%		(23,508)
Net Assets 100.0%		$2,874,668

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2019.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

(3)	All or a portion of this security is on loan at August 31, 2019.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $5,160 and represents 0.2% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $57,740 and represents 2.0% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(13)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $13,646 and represents 0.5% of net assets.
(14)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15)	Affiliated Companies
(16)	SEC 30-day yield
(17)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Call, 10/18/19 @ $2,950	750	219,485	(4,121)
Total Options Written (Premiums $(4,306))			$ (4,121)

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%

Bank of America, N.A., Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	262	(8)	(12)	4

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,290	6	5	1

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,430	10	6	4

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	470	3	(3)	6

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	292	2	1	1

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	3,065	15	(7)	22

Citibank, Protection Sold (Relevant Credit:
Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	703	(24)	(27)	3

Goldman Sachs, Protection Sold (Relevant
Credit: HSBC Holdings, 2.50%, 3/15/27, 117.01
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	70	1	1	—

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,000	5	1	4

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,225	7	1	6

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,385	(79)	(92)	13

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 4.88%, 8/13/19, 100.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	48	1	1	—

JPMorgan Chase, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$145.87*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	50	—	—	—

JPMorgan Chase, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,200	8	(2)	10

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,184	8	(2)	10

Total Bilateral Credit Default Swaps, Protection Sold			(129)	84

Total Bilateral Swaps			(129)	84

* Market Price at August 31, 2019.
** Includes interest purchased or sold but not yet collected of $7.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America, N.A.	9/20/19	USD	226	AUD	325	$ 7
Bank of America, N.A.	10/10/19	USD	305	ILS	1,085	(3)
Bank of America, N.A.	10/11/19	USD	532	KRW	627,000	13
Bank of America, N.A.	10/18/19	CZK	11,300	USD	498	(19)
Bank of America, N.A.	11/12/19	USD	76	ILS	266	—
Barclays Bank	9/13/19	USD	233	ZAR	3,390	10
Barclays Bank	10/11/19	KRW	1,267,612	USD	1,078	(30)
Barclays Bank	10/18/19	USD	485	CZK	11,300	6
Barclays Bank	11/12/19	USD	76	ILS	266	—
BNP Paribas	11/22/19	USD	758	EUR	678	8
Canadian Imperial Bank of
Commerce	9/20/19	AUD	325	USD	229	(10)
Canadian Imperial Bank of
Commerce	9/20/19	CAD	2,526	USD	1,886	11
Canadian Imperial Bank of
Commerce	9/20/19	USD	789	CAD	1,049	1
Canadian Imperial Bank of
Commerce	10/10/19	USD	112	ILS	399	(1)
Citibank	10/11/19	USD	315	KRW	370,374	8
Citibank	11/12/19	USD	76	ILS	266	—
Credit Suisse	11/8/19	COP	983,165	USD	306	(21)
Goldman Sachs	11/8/19	USD	294	COP	983,165	10
Goldman Sachs	11/12/19	USD	76	ILS	266	—
Goldman Sachs	11/22/19	USD	642	EUR	575	7
HSBC Bank	9/30/19	USD	528	NZD	798	25
HSBC Bank	10/10/19	USD	112	ILS	399	(1)
HSBC Bank	10/11/19	USD	639	KRW	740,748	26
HSBC Bank	11/12/19	USD	76	ILS	266	1
JPMorgan Chase	9/13/19	ZAR	3,390	USD	242	(19)
JPMorgan Chase	9/30/19	NZD	1,596	USD	1,074	(67)
JPMorgan Chase	11/12/19	USD	76	ILS	266	1
JPMorgan Chase	11/15/19	PLN	1,805	USD	478	(24)
JPMorgan Chase	11/15/19	USD	465	PLN	1,805	11
Morgan Stanley	9/20/19	CAD	1,722	USD	1,322	(28)
Morgan Stanley	9/20/19	USD	789	CAD	1,049	1
Morgan Stanley	9/30/19	USD	528	NZD	798	25
Morgan Stanley	10/2/19	BRL	995	USD	263	(23)
Morgan Stanley	10/2/19	USD	260	BRL	995	20
Morgan Stanley	10/11/19	USD	632	KRW	740,749	19
Morgan Stanley	11/12/19	USD	75	ILS	264	—
RBC Dominion Securities	9/20/19	USD	828	CAD	1,101	1

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
State Street	9/20/19	USD	789CAD	1,049	$1
State Street	10/11/19	KRW	1,211,259USD	1,029	(27)
State Street	11/22/19	USD	643EUR	575	7
UBS Investment Bank	11/12/19	USD	76ILS	266	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$(54)

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 174 MSCI EAFE Index contracts	9/19	(16,042)	$97
Long, 444 S&P 500 E-Mini Index contracts	9/19	64,930	(240)
Long, 91 U.S. Treasury Long Bonds contracts	12/19	15,038	49
Short, 90 U.S. Treasury Notes five year contracts	12/19	(10,798)	(2)
Short, 4 U.S. Treasury Notes two year contracts	12/19	(864)	—
Long, 28 Ultra U.S. Treasury Bonds contracts	12/19	5,528	45
Long, 1 Ultra U.S. Treasury Notes ten year contracts	12/19	144	—
Net payments (receipts) of variation margin to date			51

Variation margin receivable (payable) on open futures contracts			$—

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
August 31, 2019 (Unaudited)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class	$41	$(6)	$6
T. Rowe Price Institutional
Emerging Markets Bond Fund	—	279	989
T. Rowe Price Institutional
Emerging Markets Equity Fund	(373)	3,181	—
T. Rowe Price Institutional
Floating Rate Fund	—	(10)	276
T. Rowe Price Institutional High
Yield Fund	(10)	592	809
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	(2)	2,718	541
T. Rowe Price Real Assets
Fund - I Class	—	1,459	—
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	—	7,077	791
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	414
Totals	$(344)#	$15,290	$3,826+

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

Affiliated Companies
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$1,142	$3	$1,133	$6
T. Rowe Price Institutional
Emerging Markets Bond
Fund	34,267	5,247	—	39,793
T. Rowe Price Institutional
Emerging Markets Equity
Fund	135,358	33,000	4,373	167,166
T. Rowe Price Institutional
Floating Rate Fund	10,257	1,513	—	11,760
T. Rowe Price Institutional
High Yield Fund	25,607	7,158	510	32,847
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	58,455	9,770	1,002	69,941
T. Rowe Price Real Assets
Fund - I Class	39,353	11,750	—	52,562
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	60,159	2,645	—	69,881
T. Rowe Price Short-Term
Fund	19,421	¤	¤	8,878
T. Rowe Price Treasury
Reserve Fund	5,279	¤	¤	26,600
				$479,434	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $3,826 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $432,013.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Personal Strategy Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$253,855	$—	$253,855
Bond Mutual Funds	224,228	—	—	224,228
Common Stocks	1,541,356	508,678	2,609	2,052,643
Convertible Preferred Stocks	—	9,458	2,053	11,511
Equity Mutual Funds	219,728	—	—	219,728
Private Investment Companies	—	—	100,733	100,733
Securities Lending Collateral	8,878	—	—	8,878
Short-Term Investments	26,600	—	—	26,600
Total Securities	2,020,790	771,991	105,395	2,898,176
Swaps	—	66	—	66
Forward Currency Exchange Contracts	—	219	—	219
Total	$2,020,790	$772,276	$105,395	$2,898,461
Liabilities
Options Written	$—	$4,121	$—	$4,121
Swaps	—	111	—	111
Forward Currency Exchange Contracts	—	273	—	273
Total	$—	$4,505	$—	$4,505

1 Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed).

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $787,000 for the period ended August 31, 2019.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND

($000s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	6/1/19	Period	Purchases	Sales	8/31/19
Investment in Securities
Common Stocks	$2,718	$17	$–	$(126)	$2,609
Convertible Preferred Stocks	2,022	31	–	–	2,053
Private Investment Companies	97,994	739	2,000	–	100,733

Total	$102,734	$787	$2,000	$(126)	$105,395

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Impact to Valuation
	Value	Technique(s) +		Input(s)	from an Increase in
	(000s)				Input*
Common Stock	$ 2,609	Recent comparable	-#	-#	-#
		transaction price(s)

		Market comparable	Enterprise value to sales multiple	2.9x - 3.5x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	37%	Increase
			Gross merchandise value growth rate	37%	Increase
			Gross profit growth rate	30% - 47%	Increase
			Risk-free rate	4%	Increase
			Volatility	23%	Increase
			Enterprise value to gross profit multiple	6.0x - 13.4x	Increase
			Enterprise value to gross merchandise	0.7x - 0.8x	Increase
			value multiple

Convertible Preferred Stocks	$ 2,053	Recent comparable	-#	-#	-#
		transaction price(s)

			Discount for lack of marketability	7%	Decrease
		Market comparable	Enterprise value to sales multiple	2.9x - 4.5x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	12% - 37%	Increase
			Gross merchandise value growth rate	37%	Increase
			Gross profit growth rate	12% - 47%	Increase
			Enterprise value to gross profit multiple	6.0x - 13.4x	Increase
			Enterprise value to gross merchandise	0.7x - 0.8x	Increase
			value multiple

Private Investment	$ 100,733	Rollforward of Investee	Estimated return	-1.12%	Decrease
Companies		NAV

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 35.0%
COMMUNICATION SERVICES 2.9%

Diversified Telecommunication Services 0.3%
KT (KRW)	23,412	526
Nippon Telegraph & Telephone (JPY)	84,200	4,036
Telecom Italia (EUR)	977,165	500
Telefonica Deutschland Holding (EUR)	344,221	877
Telstra (AUD)	99,480	249
		6,188
Entertainment 0.3%
Electronic Arts (1)	21,288	1,994
Fox, Class B	2,014	66
Netflix (1)	11,324	3,326
Walt Disney	9,980	1,370
Zynga, Class A (1)	67,900	388
		7,144
Interactive Media & Services 1.9%
Alphabet, Class A (1)	2,706	3,221
Alphabet, Class C (1)(2)	11,063	13,144
Baidu, ADR (1)	4,600	480
Facebook, Class A (1)(2)	82,720	15,359
IAC/InterActiveCorp (1)	5,769	1,469
Match Group	2,499	212
NAVER (KRW)	4,581	555
Tencent Holdings (HKD)	154,090	6,362
Yahoo Japan (JPY)	176,400	440
YY, ADR (1)	13,222	756
		41,998
Media 0.3%
Cable One	727	943
Comcast, Class A	62,240	2,755
CyberAgent (JPY)	17,400	783
Eutelsat Communications (EUR)	52,319	910
Stroeer (EUR)	11,793	883

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WPP (GBP)	120,899	1,430
		7,704
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)	19,800	897
Vodafone Group, ADR	97,461	1,835
		2,732
Total Communication Services		65,766
CONSUMER DISCRETIONARY 4.2%

Auto Components 0.3%
Aisin Seiki (JPY)	19,400	574
Aptiv	23,402	1,946
Autoliv, SDR (SEK) (3)	12,095	834
Gentherm (1)	7,138	262
Magna International	34,300	1,719
Stanley Electric (JPY)	33,400	829
Sumitomo Rubber Industries (JPY)	41,600	468
Visteon (1)	4,143	286
		6,918
Automobiles 0.2%
Ferrari	1,997	315
Honda Motor (JPY)	23,900	566
Suzuki Motor (JPY)	25,400	978
Toyota Motor (JPY)	41,200	2,698
		4,557
Diversified Consumer Services 0.1%
American Public Education (1)	2,788	68
Bright Horizons Family Solutions (1)	2,945	486
Chegg (1)	5,156	204
J2 Acquisition (1)	17,750	169
J2 Acquisition, Warrants, 10/10/20	17,750	5
Strategic Education	300	51
		983
Hotels, Restaurants & Leisure 0.6%
Boyd Gaming	2,300	55

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Chuy's Holdings (1)	7,313	186
Compass Group (GBP)	54,353	1,379
Denny's (1)	16,600	392
Drive Shack (1)	8,500	40
Dunkin' Brands Group	6,800	561
Fiesta Restaurant Group (1)	10,284	89
Hilton Worldwide Holdings	13,715	1,267
Marriott International, Class A	9,299	1,172
McDonald's	25,009	5,451
Norwegian Cruise Line Holdings (1)	708	36
OneSpaWorld Holdings (1)	9,200	145
Papa John's International	6,800	338
Red Robin Gourmet Burgers (1)	6,579	220
Restaurant Brands International	9,959	781
Royal Caribbean Cruises	6,573	685
Wingstop	1,900	190
Wynn Resorts	691	76
Yum! Brands	9,969	1,164
		14,227
Household Durables 0.2%
Cavco Industries (1)	1,300	238
Panasonic (JPY)	117,600	906
Persimmon (GBP)	39,221	911
Skyline Champion (1)	10,384	291
Sony (JPY)	17,500	997
Tempur Sealy International (1)	7,550	582
TRI Pointe Group (1)	26,806	375
		4,300
Internet & Direct Marketing Retail 1.9%
A Place for Rover, Acquisition Date: 5/25/18, Cost $3 (1)(4)(5)	402	3
Alibaba Group Holding, ADR (1)(2)	63,510	11,116
Amazon.com (1)(2)	13,589	24,138
ASOS (GBP) (1)	24,735	718
Booking Holdings (1)(2)	2,531	4,977
Ctrip.com International, ADR (1)	11,894	385

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zalando (EUR) (1)	16,579	822
		42,159
Multiline Retail 0.4%
Dollar General	20,819	3,250
Dollar Tree (1)	47,273	4,800
Ollie's Bargain Outlet Holdings (1)	9,684	537
Tuesday Morning (1)	33,800	47
		8,634
Specialty Retail 0.3%
Aaron's	12,015	770
Burlington Stores (1)	4,550	921
Five Below (1)	700	86
Kingfisher (GBP)	384,711	911
Michaels (1)	28,200	160
Monro	11,125	865
National Vision Holdings (1)	3,312	94
RH(1)	838	120
Ross Stores	33,381	3,539
TJX	2,102	116
Ulta Beauty (1)	805	191
		7,773
Textiles, Apparel & Luxury Goods 0.2%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $49
(1)(4)(5)	900	49
Burberry Group (GBP)	49,599	1,313
Kering (EUR)	2,465	1,195
Moncler (EUR)	31,925	1,201
NIKE, Class B	3,856	326
Samsonite International (HKD)	297,000	565
VF	5,724	469
		5,118
Total Consumer Discretionary		94,669

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER STAPLES 1.9%

Beverages 0.2%
Boston Beer, Class A (1)	2,042	895
Constellation Brands, Class A	587	120
Diageo (GBP)	48,719	2,086
Kirin Holdings (JPY)	36,100	713
Monster Beverage (1)	7,654	449
PepsiCo	5,754	787
		5,050
Food & Staples Retailing 0.2%
Performance Food Group (1)	10,285	481
Seven & i Holdings (JPY) (3)	44,300	1,567
Walmart	18,592	2,124
Welcia Holdings (JPY) (3)	13,200	689
		4,861
Food Products 1.1%
Cal-Maine Foods	10,642	432
Collier Creek Holdings (1)	11,140	119
Conagra Brands	116,249	3,297
Nestle (CHF)	68,809	7,732
Nomad Foods (1)	12,607	254
Post Holdings (1)	6,100	608
Sanderson Farms	3,300	494
Simply Good Foods (1)	12,800	379
TreeHouse Foods (1)	10,550	534
Tyson Foods, Class A	112,878	10,502
Wilmar International (SGD)	385,100	1,056
		25,407
Household Products 0.0%
Procter & Gamble	2,206	265
		265
Personal Products 0.4%
L'Oreal (EUR)	7,659	2,091
Pola Orbis Holdings (JPY)	16,100	382

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Unilever (GBP)	84,393	5,332
		7,805
Tobacco 0.0%
Philip Morris International	2,362	170
		170
Total Consumer Staples		43,558
ENERGY 0.9%

Energy Equipment & Services 0.1%
Computer Modelling Group (CAD)	13,700	70
Dril-Quip (1)	3,600	165
Liberty Oilfield Services, Class A	4,181	45
WorleyParsons (AUD)	101,049	834
		1,114
Oil, Gas & Consumable Fuels 0.8%
BP, ADR	15,153	560
Centennial Resource Development, Class A (1)	14,427	70
Chevron	5,180	610
Concho Resources	15,323	1,121
ConocoPhillips	16,180	844
Diamondback Energy	3,400	333
EOG Resources	13,242	982
Equinor (NOK) (3)	85,018	1,450
Jagged Peak Energy (1)	18,786	130
Kosmos Energy	6,408	41
Magnolia Oil & Gas, Class A (1)	25,200	257
New Fortress Energy (1)	6,438	103
Pioneer Natural Resources	4,715	582
Royal Dutch Shell, Class B, ADR	35,600	1,985
Seven Generations Energy, Class A (CAD) (1)	22,700	123
Targa Resources	30,187	1,090
TC Energy	77,896	3,991
TOTAL (EUR)	58,577	2,925
TOTAL, ADR	28,144	1,405
Venture Global, Series B, Acquisition Date: 3/8/18, Cost $9
(1)(4)(5)	3	16

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Venture Global, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $134 (1)(4)(5)	37	192
		18,810
Total Energy		19,924
FINANCIALS 5.1%

Banks 1.9%
ABN AMRO Bank, GDR (EUR)	62,874	1,115
Atlantic Capital Bancshares (1)	7,741	126
Australia & New Zealand Banking Group (AUD)	72,405	1,303
Bank of America	159,605	4,391
BankUnited	13,500	429
Barclays, ADR	29,176	194
BNP Paribas (EUR)	40,036	1,805
Bridge Bancorp	8,300	223
CenterState Bank	14,745	334
Citigroup (2)	17,670	1,137
Columbia Banking System	5,400	186
Commerzbank (EUR)	42,170	239
CrossFirst Bankshares (1)	4,283	62
CrossFirst Bankshares, Acquisition Date: 10/23/18, Cost $58
(1)(4)	4,080	56
Danske Bank (DKK)	49,388	650
DBS Group Holdings (SGD)	55,067	971
DNB (NOK)	112,532	1,813
Equity Bancshares, Class A (1)	6,100	154
Erste Group Bank (EUR)	12,201	392
FB Financial	9,400	337
Fifth Third Bancorp	67,341	1,781
First Bancshares	5,889	186
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (1)(4)(5)	4,129	41
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $- (1)(4)(5)	803	3
Heritage Commerce	17,216	200
Heritage Financial	8,200	215
Home BancShares	31,500	558

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hope Bancorp	14,300	192
Independent Bank	2,295	155
Independent Bank Group	7,914	387
ING Groep (EUR)	156,479	1,495
Intesa Sanpaolo (EUR)	385,799	849
Investors Bancorp	22,000	244
JPMorgan Chase (2)	22,148	2,433
Live Oak Bancshares	9,225	166
Lloyds Banking Group (GBP)	1,957,226	1,191
Mitsubishi UFJ Financial Group (JPY)	327,300	1,575
National Bank of Canada (CAD)	31,800	1,493
Origin Bancorp	8,011	257
Pacific Premier Bancorp	7,400	218
Pinnacle Financial Partners	9,617	507
PNC Financial Services Group	3,314	427
Prosperity Bancshares	5,700	370
Seacoast Banking (1)	16,975	396
Sound Bank, Non-Voting Shares, Acquisition Date: 5/6/19,
Cost $24 (1)(4)(5)	2,412	24
Sound Bank, Voting Shares, Acquisition Date: 5/6/19, Cost $12
(1)(4)(5)	1,185	12
Sound Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $- (1)(4)(5)	360	0
South State	3,921	289
Standard Chartered (GBP)	120,402	915
Sumitomo Mitsui Trust Holdings (JPY)	27,989	913
Svenska Handelsbanken, A Shares (SEK)	181,088	1,596
Texas Capital Bancshares (1)	2,930	158
Towne Bank	9,800	257
United Overseas Bank (SGD)	79,400	1,426
US Bancorp	11,026	581
Webster Financial	5,545	248
Wells Fargo	132,160	6,155
Western Alliance Bancorp	12,600	547
		44,377

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Capital Markets 0.8%
Ameriprise Financial	1,081	140
Assetmark Financial Holdings (1)	2,469	70
Cboe Global Markets	7,912	943
Charles Schwab	30,179	1,155
Close Brothers Group (GBP)	13,490	212
CME Group	6,265	1,361
Conyers Park II Acquisition (1)	11,442	119
GAM Holding (CHF) (1)	40,093	156
Goldman Sachs Group	944	193
Intercontinental Exchange	69,115	6,461
Macquarie Group (AUD)	17,777	1,482
Moody's	447	96
Morgan Stanley	32,758	1,359
S&P Global	5,482	1,426
TD Ameritrade Holding	51,326	2,279
		17,452
Consumer Finance 0.0%
Encore Capital Group (1)	12,662	467
Green Dot, Class A (1)	800	24
PRA Group (1)	15,400	526
SLM	11,700	99
		1,116
Diversified Financial Services 0.2%
AXA Equitable Holdings	22,722	472
Challenger (AUD)	177,724	804
Element Fleet Management (CAD)	184,385	1,476
Mitsubishi UFJ Lease & Finance (JPY)	123,800	668
		3,420
Insurance 2.1%
AIA Group (HKD)	142,000	1,374
American International Group (2)	213,326	11,101
Assurant	5,414	666
Aviva (GBP)	200,582	866
AXA (EUR)	96,052	2,202

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Axis Capital Holdings	6,900	424
Chubb	26,157	4,088
Direct Line Insurance Group (GBP)	323,328	1,116
Hanover Insurance Group	3,800	506
Marsh & McLennan	35,412	3,537
Munich Re (EUR)	9,679	2,317
PICC Property & Casualty, H Shares (HKD)	744,000	851
Ping An Insurance Group, H Shares (HKD)	141,500	1,623
Progressive	1,951	148
ProSight Global (1)	3,100	60
Prudential (GBP)	109,397	1,823
RSA Insurance Group (GBP)	119,270	761
Safety Insurance Group	2,629	254
Selective Insurance Group	10,500	836
State Auto Financial	5,000	160
Storebrand (NOK)	176,722	1,016
Sun Life Financial (CAD)	48,798	2,000
Tokio Marine Holdings (JPY)	39,800	2,047
Willis Towers Watson	27,817	5,507
Zurich Insurance Group (CHF)	5,064	1,805
		47,088
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	23,217	313
Essent Group	5,100	247
Meridian Bancorp	18,362	321
PennyMac Financial Services (1)	13,352	395
Radian Group	12,800	288
Sterling Bancorp	13,258	124
WSFS Financial	5,087	210
		1,898
Total Financials		115,351
HEALTH CARE 5.3%

Biotechnology 0.5%
AbbVie	10,461	688
Acceleron Pharma (1)	4,900	220

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Agios Pharmaceuticals (1)	2,434	92
Aimmune Therapeutics (1)	6,773	138
Alder Biopharmaceuticals (1)	15,330	137
Alexion Pharmaceuticals (1)	11,531	1,162
Allogene Therapeutics (1)	1,331	36
Amgen	600	125
AnaptysBio (1)	1,073	44
Argenx, ADR (1)	2,633	346
Ascendis Pharma, ADR (1)	9,140	1,024
Autolus Therapeutics, ADR (1)	846	9
BeiGene, ADR (1)	226	33
Blueprint Medicines (1)	3,726	286
Corvus Pharmaceuticals (1)	2,875	10
Crinetics Pharmaceuticals (1)	1,488	24
CSL (AUD)	4,304	697
CytomX Therapeutics (1)	3,205	28
Enanta Pharmaceuticals (1)	400	28
G1 Therapeutics (1)	1,515	55
Global Blood Therapeutics (1)	7,739	356
Homology Medicines (1)	3,423	65
ImmunoGen (1)	3,183	9
Immunomedics (1)	6,800	87
Insmed (1)	12,680	208
Krystal Biotech (1)	840	38
Madrigal Pharmaceuticals (1)	375	35
Momenta Pharmaceuticals (1)	7,201	91
Orchard Therapeutics, ADR (1)	6,831	101
Principia Biopharma (1)	2,639	105
PTC Therapeutics (1)	2,800	125
Radius Health (1)	13,400	379
Sage Therapeutics (1)	4,558	782
Sarepta Therapeutics (1)	600	54
Scholar Rock Holding (1)	1,744	18
Seattle Genetics (1)	2,097	152
Tricida (1)	2,425	85
Ultragenyx Pharmaceutical (1)	4,642	253

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vertex Pharmaceuticals (1)	22,061	3,971
Xencor (1)	7,039	262
		12,358
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	8,272	706
Alcon (CHF) (1)	10,194	620
Alcon (1)	33,077	2,016
AtriCure (1)	4,500	123
Avanos Medical (1)	10,300	342
Becton Dickinson & Company (2)	32,236	8,185
Boston Scientific (1)	53,936	2,305
Danaher	66,326	9,424
Elekta, B Shares (SEK)	75,738	965
Exact Sciences (1)	1,244	148
GN Store Nord (DKK)	20,012	838
ICU Medical (1)	1,214	196
Intuitive Surgical (1)	6,965	3,562
iRhythm Technologies (1)	1,700	129
JAND, Class A, Acquisition Date: 3/9/18, Cost $54 (1)(4)(5)	3,441	58
Koninklijke Philips (EUR)	82,755	3,901
Medtronic	41,473	4,475
Nevro (1)	3,261	273
NuVasive (1)	4,100	260
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114
(1)(4)(5)	7,588	114
Quidel (1)	8,513	537
Shockwave Medical (1)	761	32
STERIS	2,200	340
Stryker	35,439	7,820
Teleflex	3,998	1,455
Wright Medical Group (1)	6,834	143
Zimmer Biomet Holdings	9,757	1,358
		50,325
Health Care Providers & Services 0.9%
Acadia Healthcare (1)	9,877	261
Amedisys (1)	3,253	419

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Anthem	13,713	3,586
Centene (1)	10,925	509
Cigna	30,300	4,665
Cross Country Healthcare (1)	11,215	115
Fresenius (EUR)	33,065	1,607
Hanger (1)	17,263	326
HCA Healthcare	3,700	445
Humana	111	31
Molina Healthcare (1)	6,312	822
U.S. Physical Therapy	2,610	349
UnitedHealth Group	21,832	5,109
WellCare Health Plans (1)	4,490	1,216
		19,460
Health Care Technology 0.1%
HMS Holdings (1)	10,700	391
Siemens Healthineers (EUR)	25,536	1,004
		1,395
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies (1)	1,616	83
Agilent Technologies	2,505	178
Bruker	9,635	416
Thermo Fisher Scientific	31,743	9,112
		9,789
Pharmaceuticals 1.2%
Astellas Pharma (JPY)	202,900	2,801
Bayer (EUR)	37,340	2,775
Cara Therapeutics (1)	3,702	87
Catalent (1)	13,233	698
Elanco Animal Health (1)	52,490	1,366
Eli Lilly	176	20
GlaxoSmithKline, ADR	52,800	2,195
Johnson & Johnson	12,482	1,602
Merck	35,708	3,088
MyoKardia (1)	4,437	238
Novartis (CHF)	47,806	4,310

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Novo Nordisk, B Shares (DKK)	19,167	999
Odonate Therapeutics (1)	955	29
Otsuka Holdings (JPY)	10,700	440
Reata Pharmaceuticals, Class A (1)	714	55
Roche Holding (CHF)	14,825	4,051
Sanofi (EUR)	28,488	2,447
Takeda Pharmaceutical, ADR	30,417	513
TherapeuticsMD (1)	66,404	192
Turning Point Therapeutics (1)	916	50
WaVe Life Sciences (1)	1,070	24
Zoetis	1,247	158
		28,138
Total Health Care		121,465
INDUSTRIALS & BUSINESS SERVICES 3.9%

Aerospace & Defense 1.3%
Aerojet Rocketdyne Holdings (1)	12,318	644
Boeing (2)	45,912	16,716
BWX Technologies	11,408	675
Cubic	8,357	579
L3Harris Technologies	9,906	2,094
Meggitt (GBP)	249,199	1,881
Moog, Class A	3,000	244
Northrop Grumman	16,077	5,914
Teledyne Technologies (1)	3,750	1,157
		29,904
Air Freight & Logistics 0.2%
United Parcel Service, Class B	37,742	4,479
		4,479
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $137 (1)(4)(5)(6)	917	206
Delta Air Lines	9,532	552
Hawaiian Holdings	9,000	220
United Airlines Holdings (1)	15,775	1,330
		2,308

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Building Products 0.1%
CSW Industrials	2,051	140
Gibraltar Industries (1)	9,733	392
PGT Innovations (1)	13,266	212
Quanex Building Products	8,432	145
Simpson Manufacturing	4,500	289
		1,178
Commercial Services & Supplies 0.2%
Brink's	11,312	851
Cintas	1,608	424
Heritage-Crystal Clean (1)	7,600	186
Rentokil Initial (GBP)	84,492	464
Republic Services	11,397	1,017
Stericycle (1)	1,700	77
Team (1)	11,700	193
Waste Connections	5,037	463
		3,675
Construction & Engineering 0.1%
Jacobs Engineering Group	19,756	1,755
Valmont Industries	3,003	407
		2,162
Electrical Equipment 0.3%
ABB (CHF)	76,662	1,458
AZZ	8,300	342
Bloom Energy, Class A (1)	8,453	38
Legrand (EUR)	12,489	882
Melrose Industries (GBP)	535,502	1,184
Mitsubishi Electric (JPY)	166,200	2,000
Prysmian (EUR)	43,015	944
Thermon Group Holdings (1)	5,300	115
		6,963
Industrial Conglomerates 0.9%
CK Hutchison Holdings (HKD)	155,229	1,349
DCC (GBP)	14,710	1,254

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Electric	642,082	5,297
Honeywell International	29,415	4,842
Roper Technologies	10,328	3,788
Siemens (EUR)	33,409	3,341
		19,871
Machinery 0.3%
Barnes Group	4,100	184
Chart Industries (1)	6,400	402
ESCO Technologies	7,549	575
Federal Signal	2,100	62
Fortive	22,739	1,612
Gardner Denver Holdings (1)	10,400	298
Graco	7,200	328
Helios Technologies	3,840	164
John Bean Technologies	7,271	744
Knorr-Bremse (EUR)	8,375	784
Luxfer Holdings	2,600	41
Mueller Water Products, Class A	29,600	310
REV Group	6,790	88
SMC (JPY)	2,500	943
THK (JPY)	48,200	1,116
Toro	7,700	554
Xylem	235	18
		8,223
Marine 0.0%
Matson	13,700	487
		487
Professional Services 0.1%
CoStar Group (1)	444	273
Huron Consulting Group (1)	2,700	165
IHS Markit (1)	4,362	286
Recruit Holdings (JPY)	41,100	1,245
TechnoPro Holdings (JPY)	9,600	556
		2,525

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Road & Rail 0.1%
Canadian Pacific Railway	4,703	1,132
Central Japan Railway (JPY)	5,900	1,167
Kansas City Southern	2,050	258
Knight-Swift Transportation Holdings	6,452	220
Landstar System	2,300	256
Norfolk Southern	241	42
Schneider National, Class B	9,806	191
Union Pacific	2,445	396
		3,662
Trading Companies & Distributors 0.2%
Mitsubishi (JPY)	54,600	1,328
SiteOne Landscape Supply (1)	10,464	818
Sumitomo (JPY)	145,600	2,182
		4,328
Total Industrials & Business Services		89,765
INFORMATION TECHNOLOGY 6.5%

Communications Equipment 0.3%
Cisco Systems	83,804	3,923
LM Ericsson, B Shares (SEK)	156,068	1,221
Motorola Solutions	14,741	2,667
		7,811
Electronic Equipment, Instruments & Components 0.4%
CTS	10,700	305
Hamamatsu Photonics (JPY)	21,800	752
Keysight Technologies (1)	28,895	2,799
Largan Precision (TWD)	6,000	745
Littelfuse	1,660	259
Murata Manufacturing (JPY)	20,500	852
National Instruments	13,675	575
Novanta (1)	7,351	551
Omron (JPY)	18,800	929
TE Connectivity	14,173	1,293
		9,060

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IT Services 1.8%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481
(1)(4)(5)	85,814	481
Automatic Data Processing	1,759	299
Booz Allen Hamilton Holding	9,600	725
Euronet Worldwide (1)	2,600	398
Evo Payments, Class A (1)	2,637	78
Fidelity National Information Services	45,590	6,210
Fiserv (1)	36,557	3,909
FleetCor Technologies (1)	3,841	1,146
Global Payments	27,024	4,486
GTT Communications (1)	7,900	75
Mastercard, Class A	30,750	8,652
Parsons (1)	3,210	109
PayPal Holdings (1)	40,532	4,420
ServiceTitan, Acquistion Date: 11/9/18, Cost $4 (1)(4)(5)	151	4
StoneCo, Class A (1)	13,454	405
Tucows, Class A (1)	2,010	102
Visa, Class A	55,087	9,961
		41,460
Semiconductors & Semiconductor Equipment 1.3%
Analog Devices	20,192	2,218
Applied Materials	7,507	361
ASML Holding	6,228	1,386
ASML Holding (EUR)	7,448	1,657
Broadcom	9,628	2,721
Entegris	17,400	745
Inphi (1)	5,105	312
KLA	3,570	528
Lam Research	497	105
Lattice Semiconductor (1)	42,259	832
Marvell Technology Group	36,833	883
Maxim Integrated Products	13,323	727
Microchip Technology	1,995	172
Micron Technology (1)	58,698	2,657
MKS Instruments	1,500	117

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Monolithic Power Systems	1,182	178
NVIDIA	5,833	977
NXP Semiconductors	38,972	3,981
PDF Solutions (1)	11,734	137
QUALCOMM	25,022	1,946
Renesas Electronics (JPY) (1)	77,700	484
Taiwan Semiconductor Manufacturing (TWD)	346,719	2,849
Texas Instruments	16,300	2,017
Tokyo Electron (JPY)	7,900	1,409
Xilinx	1,327	138
		29,537
Software 2.6%
Atlassian, Class A (1)	2,258	304
Ceridian HCM Holding (1)	4,554	263
Checkr, Acquisition Date: 6/29/18, Cost $7 (1)(4)(5)	557	9
Coupa Software (1)	3,829	532
Descartes Systems Group (1)	18,900	671
DocuSign (1)	2,231	104
Five9 (1)	6,605	417
Intuit	19,874	5,731
Microsoft (2)	216,550	29,854
Pagerduty (1)	750	29
Pagerduty, Acquisition Date: 8/24/18 - 9/28/18, Cost $80 (1)(4)	4,661	174
Paycom Software (1)	1,200	300
Proofpoint (1)	4,200	477
salesforce.com (1)	32,412	5,059
ServiceNow (1)	18,756	4,911
Splunk (1)	14,845	1,660
SS&C Technologies Holdings	14,563	679
Synopsys (1)	21,089	2,991
Toast, Acquisition Date: 9/14/18, Cost $- (1)(4)(5)	9	—
VMware, Class A	6,462	914
Workday, Class A (1)	15,643	2,773
Zendesk (1)	5,700	457
Zoom Video Communications, Class A (1)	678	62
		58,371

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 0.1%
Apple	2,030	424
Samsung Electronics (KRW)	64,966	2,365
		2,789
Total Information Technology		149,028
MATERIALS 1.4%

Chemicals 0.8%
Air Liquide (EUR)	10,505	1,464
Air Products & Chemicals	10,631	2,402
Asahi Kasei (JPY)	139,100	1,257
BASF (EUR)	19,642	1,300
CF Industries Holdings	34,070	1,642
Covestro (EUR)	18,570	844
DuPont de Nemours	30,664	2,083
GCP Applied Technologies (1)	6,012	105
Johnson Matthey (GBP)	34,299	1,219
Linde	18,406	3,477
Minerals Technologies	4,000	193
PolyOne	6,000	192
Quaker Chemical	1,250	198
Sherwin-Williams	1,143	602
Tosoh (JPY)	13,700	175
Umicore (EUR)	29,596	943
		18,096
Containers & Packaging 0.2%
Amcor (AUD)	89,352	870
Ball	36,705	2,951
Packaging Corp. of America	21,202	2,133
		5,954
Metals & Mining 0.3%
Antofagasta (GBP)	101,599	1,074
BHP Group (AUD)	15,880	390
BHP Group (GBP)	63,234	1,368
Constellium (1)	17,900	216

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Franco-Nevada (CAD)	3,600	352
Haynes International	6,462	193
Independence Group (AUD)	247,852	910
Mitsui Mining & Smelting (JPY)	18,300	383
Northern Star Resources (AUD)	50,761	408
Osisko Gold Royalties (CAD)	14,300	182
Rio Tinto (AUD)	8,849	522
South32 (AUD)	321,848	569
		6,567
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	109,051	1,223
West Fraser Timber (CAD)	10,200	359
		1,582
Total Materials		32,199
REAL ESTATE 1.1%

Equity Real Estate Investment Trusts 0.9%
Acadia Realty Trust, REIT	8,200	224
Alexander & Baldwin, REIT	11,041	253
American Campus Communities, REIT	11,500	535
American Tower, REIT	223	51
AvalonBay Communities, REIT	5,724	1,217
Community Healthcare Trust, REIT	2,100	90
Crown Castle International, REIT	17,069	2,478
CubeSmart, REIT	9,700	348
EastGroup Properties, REIT	6,800	847
First Industrial Realty Trust, REIT	5,479	213
Great Portland Estates (GBP)	88,774	753
JBG SMITH Properties, REIT	15,947	610
Paramount Group, REIT	13,231	174
Prologis, REIT	63,246	5,289
PS Business Parks, REIT	4,878	876
Public Storage, REIT	11,397	3,017
Regency Centers, REIT	3,375	218
Rexford Industrial Realty, REIT	10,800	477
Scentre Group (AUD)	310,491	844

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Unibail-Rodamco-Westfield (EUR)	4,998	654
Ventas, REIT	32,418	2,379
		21,547
Real Estate Management & Development 0.2%
Colliers International Group	1,324	89
Deutsche Wohnen (EUR)	19,431	689
FirstService	8,436	876
Mitsui Fudosan (JPY)	66,100	1,583
Redfin (1)	8,750	148
		3,385
Total Real Estate		24,932
UTILITIES 1.7%

Electric Utilities 0.9%
Edison International	36,506	2,638
Entergy	44,627	5,036
Evergy	8,932	581
Exelon	12,005	567
NextEra Energy	38,087	8,344
PG&E (1)	6,518	68
PNM Resources	17,400	888
Southern	49,390	2,877
		20,999
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)	126,000	599
Chesapeake Utilities	4,450	421
ONE Gas	10,400	953
Southwest Gas Holdings	9,319	850
		2,823
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development, Class C (JPY)	40,400	936
NextEra Energy Partners	5,100	261
		1,197
Multi-Utilities 0.6%
CenterPoint Energy	29,447	815

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Engie (EUR)	134,472	2,045
National Grid (GBP)	114,830	1,203
NiSource	66,714	1,971
Sempra Energy	47,957	6,792
		12,826
Water Utilities 0.0%
California Water Service Group	6,200	350
Middlesex Water	3,613	221
SJW Group	5,853	400
		971
Total Utilities		38,816
Total Miscellaneous Common Stocks 0.1% (7)		1,885
Total Common Stocks (Cost $533,063)		797,358

CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $44
(1)(4)(5)	8,813	44
		44
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$43 (1)(4)(5)	5,748	40
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $139
(1)(4)(5)	393	153
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $5
(1)(4)(5)	13	5
		198
Specialty Retail 0.0%
Vroom, Series F, Acquisition Date: 6/30/17, Cost $56 (1)(4)(5)	3,299	59
		59
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $16
(1)(4)(5)	294	16
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $3 (1)(4)(5)	52	3

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $27 (1)(4)(5)	494	27
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $9
(1)(4)(5)	158	9
		55
Total Consumer Discretionary		356
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (1)(4)(5)	5,409	126
Total Consumer Staples		126
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	8,128	505
JAND, Series E, Acquisition Date: 3/9/18, Cost $67 (1)(4)(5)	4,246	72
Total Health Care		577
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	349	324
		324
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (1)(4)(5)	9,621	68
		68
Total Industrials & Business Services		392
INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $-
(1)(4)(5)	3	—
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40
(1)(4)(5)	1,534	40
		40
Software 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (1)(4)(5)	2,328	39

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$25 (1)(4)(5)	10,891	27
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$58 (1)(4)(5)	1,854	59
Toast, Series B, Acquisition Date: 9/14/18, Cost $1 (1)(4)(5)	78	2
Toast, Series D, Acquisition Date: 6/27/18, Cost $99 (1)(4)(5)	5,711	157
		284
Total Information Technology		324
UTILITIES 0.2%
Electric Utilities 0.1%
NextEra Energy, 6.123%, 9/1/19	15,950	1,101
Southern, Series A, 6.75%, 8/1/22	20,402	1,051
		2,152
Multi-Utilities 0.1%
Sempra Energy, Series A, 6.00%, 1/15/21	4,408	511
Sempra Energy, Series B, 6.75%, 7/15/21	2,295	263
		774
Total Utilities		2,926
Total Convertible Preferred Stocks (Cost $4,073)		4,701

CONVERTIBLE BONDS 0.0%
Ctrip.com International, 1.25%, 9/15/22	535,000	533
Total Convertible Bonds (Cost $554)		533

CORPORATE BONDS 6.4%
AbbVie, 3.60%, 5/14/25	580,000	606
AbbVie, 4.70%, 5/14/45	525,000	570
AbbVie, 4.875%, 11/14/48	1,035,000	1,159
AerCap Ireland Capital, 3.50%, 5/26/22	220,000	225
AerCap Ireland Capital, 3.50%, 1/15/25	150,000	154
AerCap Ireland Capital, 3.95%, 2/1/22	150,000	155
AerCap Ireland Capital, 4.625%, 7/1/22	300,000	317
AerCap Ireland Capital, 4.875%, 1/16/24	355,000	384

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AIA Group, 3.90%, 4/6/28 (8)	765,000	842
AIB Group, VR, 4.263%, 4/10/25 (8)(9)	480,000	498
Alexandria Real Estate Equities, 3.45%, 4/30/25	390,000	411
Alexandria Real Estate Equities, 3.95%, 1/15/27	455,000	494
Alexandria Real Estate Equities, 3.95%, 1/15/28	655,000	715
Alibaba Group Holding, 3.60%, 11/28/24	1,965,000	2,081
Allergan Funding, 2.625%, 11/15/28 (EUR)	360,000	452
Altria Group, 4.80%, 2/14/29	640,000	725
Altria Group, 5.80%, 2/14/39	380,000	469
Altria Group, 5.95%, 2/14/49	460,000	591
American Airlines PTT, Series 2014-1, Class B, 4.375%, 10/1/22	42,504	44
American Airlines PTT, Series 2015-1, Class B, 3.70%, 5/1/23	99,084	101
American Airlines PTT, Series 2016-1, Class AA, 3.575%,
1/15/28	244,208	259
American Airlines PTT, Series 2016-3, Class B, 3.75%, 10/15/25	333,959	342
American Airlines PTT, Series 2017-1, Class B, 4.95%, 2/15/25	228,230	242
American Airlines PTT, Series 2017-2, Class AA, 3.35%,
10/15/29	222,281	232
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25	494,392	496
American Airlines PTT, Series 2019-1, Class B, 3.85%, 2/15/28	60,000	61
American Campus Communities Operating Partnership, 3.30%,
7/15/26	315,000	325
American Campus Communities Operating Partnership,
3.625%, 11/15/27	265,000	280
American International Group, 3.90%, 4/1/26	90,000	96
Anglo American Capital, 4.125%, 9/27/22 (8)	465,000	488
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	720,000	944
APT Pipelines, 3.875%, 10/11/22 (8)	300,000	313
APT Pipelines, 4.25%, 7/15/27 (8)	288,000	311
ArcelorMittal, 3.60%, 7/16/24	480,000	487
ArcelorMittal, 4.55%, 3/11/26	160,000	168
Arrow Electronics, 4.00%, 4/1/25	510,000	534
Ausgrid Finance, 3.85%, 5/1/23 (8)	285,000	298

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Ausgrid Finance, 4.35%, 8/1/28 (8)	440,000	488
Avnet, 3.75%, 12/1/21	405,000	416
Avolon Holdings Funding, 3.95%, 7/1/24 (8)	140,000	144
Avolon Holdings Funding, 4.375%, 5/1/26 (8)	300,000	313
Avolon Holdings Funding, 5.125%, 10/1/23 (8)	980,000	1,042
AXA Equitable Holdings, 4.35%, 4/20/28	640,000	686
Baidu, 2.875%, 7/6/22	960,000	969
Baidu, 3.625%, 7/6/27	200,000	208
Baidu, 3.875%, 9/29/23	545,000	572
Baidu, 4.375%, 3/29/28 (3)	940,000	1,026
Baidu, 4.875%, 11/14/28	270,000	306
Banco de Bogota, 4.375%, 8/3/27 (8)	750,000	794
Banco de Bogota, 4.375%, 8/3/27	1,100,000	1,165
Banco Santander Chile, 3.875%, 9/20/22 (8)	305,000	317
Barclays, VR, 4.61%, 2/15/23 (9)	640,000	663
Barclays Bank, 5.14%, 10/14/20	900,000	921
BAT Capital, 3.222%, 8/15/24	380,000	390
BAT Capital, 3.557%, 8/15/27	1,385,000	1,420
Bayer U.S. Finance II, 3.875%, 12/15/23 (8)	1,135,000	1,191
BBVA Bancomer, 4.375%, 4/10/24 (8)	740,000	775
Becton Dickinson & Company, 1.401%, 5/24/23 (EUR)	215,000	247
Becton Dickinson & Company, 3.363%, 6/6/24	635,000	662
Becton Dickinson & Company, 3.70%, 6/6/27	1,419,000	1,526
Becton Dickinson & Company, 3.734%, 12/15/24	325,000	346
Becton Dickinson & Company, 4.669%, 6/6/47	500,000	601
Becton Dickinson Euro Finance, 0.632%, 6/4/23 (EUR)	190,000	212
Boardwalk Pipelines, 3.375%, 2/1/23	150,000	152
Boardwalk Pipelines, 4.45%, 7/15/27	175,000	182
Boardwalk Pipelines, 4.95%, 12/15/24	415,000	446
Boardwalk Pipelines, 5.95%, 6/1/26	430,000	485
Booking Holdings, 3.60%, 6/1/26	174,000	186

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Booking Holdings, 3.65%, 3/15/25	19,000	20
Boral Finance, 3.00%, 11/1/22 (8)	70,000	71
Boral Finance, 3.75%, 5/1/28 (8)	915,000	948
Boston Properties, 2.75%, 10/1/26	350,000	356
Boston Properties, 3.20%, 1/15/25	565,000	588
Boston Properties, 3.65%, 2/1/26	340,000	361
Brambles USA, 4.125%, 10/23/25 (8)	215,000	231
Braskem Finance, 7.375% (10)	564,000	573
Bristol-Myers Squibb, 3.20%, 6/15/26 (8)	320,000	339
Bristol-Myers Squibb, 4.125%, 6/15/39 (8)	200,000	232
Brixmor Operating Partnership, 3.65%, 6/15/24	272,000	284
Brixmor Operating Partnership, 3.85%, 2/1/25	625,000	656
Brixmor Operating Partnership, 4.125%, 5/15/29	940,000	1,018
Broadcom, 3.125%, 1/15/25	440,000	435
Broadcom, 3.625%, 1/15/24	570,000	582
Broadcom, 3.625%, 10/15/24 (8)	300,000	304
Broadcom, 4.25%, 4/15/26 (8)	490,000	504
Bunge Finance, 3.25%, 8/15/26	260,000	259
Bunge Finance, 3.75%, 9/25/27	380,000	392
Bunge Finance, 4.35%, 3/15/24	110,000	116
Capital One Bank USA, 3.375%, 2/15/23	920,000	949
Capital One Financial, 0.80%, 6/12/24 (EUR)	340,000	383
Capital One Financial, 3.30%, 10/30/24	1,165,000	1,207
Capital One Financial, 3.80%, 1/31/28	275,000	293
Cardinal Health, 3.75%, 9/15/25	415,000	433
CC Holdings, 3.849%, 4/15/23	730,000	769
Celgene, 3.875%, 8/15/25	1,045,000	1,131
Celgene, 4.625%, 5/15/44	45,000	54
Celgene, 5.25%, 8/15/43	240,000	311
Cenovus Energy, 3.80%, 9/15/23	250,000	258
Cenovus Energy, 4.25%, 4/15/27	175,000	183

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Cenovus Energy, 5.40%, 6/15/47	245,000	278
Charter Communications Operating, 4.908%, 7/23/25	725,000	801
Charter Communications Operating, 5.75%, 4/1/48	90,000	105
Charter Communications Operating, 6.484%, 10/23/45	110,000	136
Cigna, 4.125%, 11/15/25	985,000	1,057
Cigna, 4.375%, 10/15/28	330,000	367
Cigna, 4.90%, 12/15/48	640,000	750
CNO Financial Group, 5.25%, 5/30/25	657,000	714
Comcast, 3.20%, 7/15/36	80,000	82
Comcast, 3.30%, 2/1/27	1,110,000	1,180
Comcast, 3.95%, 10/15/25	205,000	224
Comcast, 4.15%, 10/15/28	290,000	329
Comcast, 4.70%, 10/15/48	670,000	837
Concho Resources, 3.75%, 10/1/27	730,000	760
Crown Castle International, 4.45%, 2/15/26	780,000	864
Crown Castle Towers, 3.222%, 5/15/22 (8)	65,000	66
Crown Castle Towers, 3.663%, 5/15/25 (8)	695,000	733
CVS Health, 3.70%, 3/9/23	1,710,000	1,788
CVS Health, 5.05%, 3/25/48	1,125,000	1,315
CVS Health, 5.125%, 7/20/45	25,000	29
Danske Bank, 2.00%, 9/8/21 (8)	255,000	253
Danske Bank, 2.70%, 3/2/22 (8)	305,000	305
Danske Bank, 3.875%, 9/12/23 (8)	545,000	566
Danske Bank, 5.375%, 1/12/24 (8)	320,000	352
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	19,659	20
Discover Financial Services, 3.75%, 3/4/25	1,175,000	1,237
Discover Financial Services, 4.10%, 2/9/27	645,000	694
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	1,225,000	1,294
Enel Americas, 4.00%, 10/25/26	1,100,000	1,151
Enel Chile, 4.875%, 6/12/28	1,100,000	1,229
Enel Finance International, 2.75%, 4/6/23 (8)	990,000	997

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Enel Finance International, 3.625%, 5/25/27 (8)	535,000	549
Energy Transfer Operating, 4.50%, 4/15/24	120,000	129
Energy Transfer Operating, 4.95%, 6/15/28	180,000	201
Energy Transfer Operating, 5.25%, 4/15/29	265,000	303
Energy Transfer Operating, 5.875%, 1/15/24	320,000	358
Eni, Series X-R, 4.00%, 9/12/23 (8)	795,000	840
Eni, Series X-R, 4.75%, 9/12/28 (8)	595,000	676
Essex Portfolio, 3.375%, 4/15/26	375,000	396
Essex Portfolio, 3.625%, 5/1/27	580,000	622
Expedia Group, 4.50%, 8/15/24	425,000	460
Expedia Group, 5.00%, 2/15/26	1,535,000	1,741
Express Scripts Holding, 3.40%, 3/1/27	105,000	109
Express Scripts Holding, 4.50%, 2/25/26	845,000	933
Fidelity National Financial, 4.50%, 8/15/28	450,000	488
Fidelity National Information Services, 0.75%, 5/21/23 (EUR)	210,000	238
FirstEnergy, Series B, 3.90%, 7/15/27	1,300,000	1,395
FirstEnergy Transmission, 4.35%, 1/15/25 (8)	765,000	827
Fiserv, 0.375%, 7/1/23 (EUR)	100,000	112
Fiserv, 3.20%, 7/1/26	325,000	340
Fiserv, 4.40%, 7/1/49	365,000	421
Ford Motor Credit, 3.35%, 11/1/22	485,000	487
Ford Motor Credit, 5.085%, 1/7/21	200,000	206
Ford Motor Credit, 5.75%, 2/1/21	296,000	307
Fox, 4.709%, 1/25/29 (8)	325,000	377
Fox, 5.576%, 1/25/49 (8)	395,000	514
GE Capital International Funding, 3.373%, 11/15/25	1,045,000	1,060
GE Capital International Funding, 4.418%, 11/15/35	1,125,000	1,141
General Electric, 3.375%, 3/11/24	285,000	289
General Electric, 3.45%, 5/15/24	95,000	96
General Electric, 5.55%, 1/5/26	405,000	445
General Electric, Series D, VR, 5.00% (9)(10)	125,000	114

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
General Motors Financial, 3.45%, 4/10/22	865,000	882
General Motors Financial, 4.00%, 10/6/26	225,000	230
General Motors Financial, 4.20%, 11/6/21	520,000	539
General Motors Financial, 4.35%, 4/9/25	210,000	220
GLP Capital, 3.35%, 9/1/24	120,000	121
GLP Capital, 5.25%, 6/1/25	170,000	186
Goldman Sachs Group, 3.50%, 11/16/26	745,000	780
GTP Acquisition Partners I, 2.35%, 6/15/20 (8)	755,000	754
HCP, 3.25%, 7/15/26	65,000	67
HCP, 3.50%, 7/15/29	75,000	79
Healthcare Realty Trust, 3.625%, 1/15/28	575,000	604
Heathrow Funding, 4.875%, 7/15/21 (8)	570,000	593
Highwoods Realty, 4.125%, 3/15/28	570,000	614
HSBC Holdings, 3.90%, 5/25/26	415,000	443
HSBC Holdings, VR, 3.95%, 5/18/24 (9)	205,000	214
Humana, 3.85%, 10/1/24	465,000	491
Israel Chemicals, 6.375%, 5/31/38 (8)	900,000	1,066
JPMorgan Chase, 2.95%, 10/1/26	2,345,000	2,432
JPMorgan Chase, 3.20%, 6/15/26	275,000	288
JPMorgan Chase, 3.90%, 7/15/25	190,000	206
JPMorgan Chase, VR, 3.54%, 5/1/28 (9)	275,000	294
Keysight Technologies, 4.60%, 4/6/27	705,000	783
Kimco Realty, 3.30%, 2/1/25	255,000	264
Las Vegas Sands, 3.20%, 8/8/24	140,000	143
Las Vegas Sands, 3.50%, 8/18/26	210,000	214
Martin Marietta Materials, 4.25%, 7/2/24	640,000	691
Micron Technology, 4.185%, 2/15/27	405,000	417
Micron Technology, 4.64%, 2/6/24	865,000	920
Morgan Stanley, 3.75%, 2/25/23	1,665,000	1,751
MPT Operating Partnership, 5.00%, 10/15/27	340,000	363
MPT Operating Partnership, 5.25%, 8/1/26	125,000	132

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Netflix, 4.625%, 5/15/29 (EUR) (8)	655,000	822
NRG Energy, 3.75%, 6/15/24 (8)	80,000	83
NRG Energy, 4.45%, 6/15/29 (8)	260,000	273
NXP, 4.875%, 3/1/24 (8)	555,000	602
Occidental Petroleum, 2.90%, 8/15/24	1,015,000	1,022
Occidental Petroleum, 3.20%, 8/15/26	75,000	76
Occidental Petroleum, 4.40%, 8/15/49	240,000	249
Omnicom Group, 3.65%, 11/1/24	700,000	740
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(11)	380,000	369
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(11)	293,000	285
Perrigo Finance, 3.90%, 12/15/24	240,000	246
Perrigo Finance, 4.375%, 3/15/26	455,000	468
Peru LNG, 5.375%, 3/22/30	800,000	866
Plains All American Pipeline, 2.85%, 1/31/23	115,000	115
QVC, 5.125%, 7/2/22	1,160,000	1,224
Regency Centers, 4.125%, 3/15/28	185,000	204
Reynolds American, 4.45%, 6/12/25	710,000	767
Roper Technologies, 2.35%, 9/15/24	130,000	131
Roper Technologies, 2.95%, 9/15/29	205,000	207
Royal Bank of Scotland Group, 5.125%, 5/28/24	355,000	375
Royal Bank of Scotland Group, 6.125%, 12/15/22	100,000	108
Royal Bank of Scotland Group, VR, 3.498%, 5/15/23 (9)	535,000	540
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,015,000	1,120
Sabine Pass Liquefaction, 5.875%, 6/30/26	325,000	373
SACI Falabella, 4.375%, 1/27/25	1,100,000	1,167
SASOL Financing USA, 5.875%, 3/27/24 (3)	1,125,000	1,212
SBA Tower Trust, 3.168%, 4/11/22 (8)	670,000	682
SBA Tower Trust, 3.448%, 3/15/23 (8)	260,000	267
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (8)	645,000	681
Sempra Energy, 3.25%, 6/15/27	205,000	212

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy, 3.80%, 2/1/38	370,000	387
Sempra Energy, 4.00%, 2/1/48	215,000	233
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,360,000	1,391
Sigma Alimentos, 4.125%, 5/2/26	1,015,000	1,050
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (8)	520,000	543
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (8)	200,000	212
Solvay Finance America, 4.45%, 12/3/25 (8)	535,000	577
Southern, 3.25%, 7/1/26	575,000	593
Southern California Edison, Series A, 2.90%, 3/1/21	100,000	101
Synchrony Financial, 3.70%, 8/4/26	80,000	82
Synchrony Financial, 4.25%, 8/15/24	105,000	112
Synchrony Financial, 4.375%, 3/19/24	180,000	192
Tencent Holdings, 3.80%, 2/11/25	1,010,000	1,075
Tencent Holdings, 3.975%, 4/11/29 (8)	1,135,000	1,234
Transcontinental Gas Pipe Line, 4.00%, 3/15/28	430,000	460
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	270,000	306
Transurban Finance, 3.375%, 3/22/27 (8)	145,000	149
Transurban Finance, 4.125%, 2/2/26 (8)	120,000	129
Trinity Acquisition, 3.50%, 9/15/21	155,000	158
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25	662,460	721
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25	213,062	226
UBS Group Funding Switzerland, VR, 2.859%, 8/15/23 (8)(9)	550,000	557
UnitedHealth Group, 3.70%, 12/15/25	410,000	445
Vanke Real Estate Hong Kong, 5.35%, 3/11/24	1,100,000	1,202
Ventas Realty, 3.00%, 1/15/30	560,000	563
VEREIT Operating Partnership, 3.95%, 8/15/27	934,000	1,000
VEREIT Operating Partnership, 4.60%, 2/6/24	1,455,000	1,572
VEREIT Operating Partnership, 4.875%, 6/1/26	120,000	134
Verizon Communications, 4.672%, 3/15/55	186,000	228
Verizon Communications, 4.75%, 11/1/41	155,000	188
Verizon Communications, 4.862%, 8/21/46	1,205,000	1,501

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verizon Communications, 5.012%, 4/15/49	340,000	434
Vistra Operations, 3.55%, 7/15/24 (8)	230,000	233
Vistra Operations, 4.30%, 7/15/29 (8)	330,000	336
Vodafone Group, 4.375%, 5/30/28	425,000	477
Vodafone Group, 4.875%, 6/19/49	615,000	711
Vodafone Group, 5.00%, 5/30/38	805,000	935
Vodafone Group, 5.25%, 5/30/48	450,000	540
Volkswagen Bank, 1.875%, 1/31/24 (EUR)	100,000	117
Volkswagen Bank, 2.50%, 7/31/26 (EUR)	400,000	488
Volkswagen Leasing, 1.625%, 8/15/25 (EUR)	295,000	342
Williams, 3.90%, 1/15/25	325,000	342
Williams, 4.00%, 9/15/25	120,000	128
Williams, 4.30%, 3/4/24	50,000	53
Williams, 4.85%, 3/1/48	595,000	651
Willis North America, 3.60%, 5/15/24	1,030,000	1,073
Woodside Finance, 3.65%, 3/5/25 (8)	1,345,000	1,395
Woodside Finance, 3.70%, 9/15/26 (8)	438,000	456
Woodside Finance, 3.70%, 3/15/28 (8)	750,000	779
WPP Finance, 3.75%, 9/19/24	670,000	700
Total Corporate Bonds (Cost $137,494)		146,425

ASSET-BACKED SECURITIES 1.6%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 3.116%, 7/25/27 (8)	580,000	578
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22	1,005,000	1,012
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C
2.71%, 8/18/22	70,000	71
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25	185,000	189

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (8)	1,010,000	1,038

Ascentium Equipment Receivables Trust
Series 2017-1A, Class A3
2.29%, 6/10/21 (8)	65,699	66

Avis Budget Rental Car Funding
Series 2016-2A, Class A
2.72%, 11/20/22 (8)	460,000	465

Avis Budget Rental Car Funding
Series 2017-1A, Class A
3.07%, 9/20/23 (8)	480,000	492

Avis Budget Rental Car Funding
Series 2018-2A, Class A
4.00%, 3/20/25 (8)	875,000	939

Avis Budget Rental Car Funding
Series 2019-2A, Class A
3.35%, 9/22/25 (8)	210,000	220

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.078%, 1/20/28 (8)	655,000	652

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.358%, 7/20/28 (8)	540,000	539

BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 3.23%, 7/18/27 (8)	460,000	459

BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 3.80%, 7/18/27 (8)	395,000	392

Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 2.853%, 5/15/28	615,000	608

Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 3.256%, 7/28/28 (8)	1,345,000	1,339

CCG Receivables Trust
Series 2017-1, Class A2
1.84%, 11/14/23 (8)	88,949	89

CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/27 (8)	520,000	520

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25	60,000	61

Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 3.328%, 10/20/28 (8)	945,000	942

Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (8)	79,000	85

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (8)	462,675	489

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (8)	54,339	54

Enterprise Fleet Financing
Series 2016-2, Class A2
1.74%, 2/22/22 (8)	4,064	4

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (8)	44,622	45

Enterprise Fleet Financing
Series 2017-2, Class A2
1.97%, 1/20/23 (8)	48,681	49

Ford Credit Auto Owner Trust
Series 2019-1, Class A
3.52%, 7/15/30 (8)	1,175,000	1,241

Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 3.558%, 11/15/26 (8)	250,000	248

GM Financial Consumer Automobile
Series 2017-1A, Class C
2.45%, 7/17/23 (8)	100,000	100

GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (8)	200,000	201

GMF Floorplan Owner Revolving Trust
Series 2017-2, Class C
2.63%, 7/15/22 (8)	290,000	290

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 3.428%, 10/20/28 (8)	780,000	779

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GreatAmerica Leasing Receivables Funding
Series 2017-1, Class A3
2.06%, 6/22/20 (8)	22,674	23

Halcyon Loan Advisors Funding
Series 2014-3A, Class AR, CLO, FRN
3M USD LIBOR + 1.10%, 3.378%, 10/22/25 (8)	256,431	256

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (8)	431,738	441

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (8)	545,875	584

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (8)	80,690	80

Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (8)	64,158	64

Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23	365,000	367

Jack In the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (8)	565,000	578

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (8)	117,600	119

Kubota Credit Owner Trust
Series 2016-1A, Class A3
1.50%, 7/15/20 (8)	12,154	12

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.603%, 7/15/32 (8)	335,000	335

Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 3.238%, 11/15/28 (8)	510,000	509

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (8)	13,549	14

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (8)	27,753	28

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (8)	185,000	189

Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (8)	530,000	560

Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 3.433%, 10/19/31 (8)	470,000	468

Neuberger Berman XIX
Series 2015-19A, Class A2R2, CLO, FRN
3M USD LIBOR + 1.15%, 3.453%, 7/15/27 (8)	1,355,000	1,322

Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 1/15/28 (8)	735,000	732

OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 3.398%, 7/20/29 (8)	830,000	824

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (8)	525,000	523

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 3.503%, 7/15/27 (8)	435,000	428

OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.313%, 7/17/29 (8)	635,000	630

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (8)	820,000	818

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 4.402%, 5/21/29 (8)	565,000	565

Santander Drive Auto Receivables Trust
Series 2015-3, Class E
4.50%, 6/17/23 (8)	1,085,000	1,090

Santander Drive Auto Receivables Trust
Series 2017-1, Class C
2.58%, 5/16/22	78,432	79

Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23	250,000	253

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (8)	715,000	723

Sierra Timeshare Receivables Funding
Series 2015-2A, Class A
2.43%, 6/20/32 (8)	62,283	62

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (8)	31,565	32

Sierra Timeshare Receivables Funding
Series 2016-1A, Class A
3.08%, 3/21/33 (8)	190,058	192

Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (8)	322,955	333

SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 2.926%, 1/25/22	714,604	703

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 3.976%, 7/25/23	238,239	241

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 3.776%, 4/25/23	241,542	244

SMART Trust
Series 2016-2US, Class A3A
1.71%, 3/15/21	202,424	202

SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (8)	207,464	209

SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 4.145%, 8/16/32 (8)	555,000	568

SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (8)	118,481	120

SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (8)	297,077	298

SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (8)	1,329,807	1,353

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (8)	780,000	814

SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 2.915%, 1/15/37 (8)	215,000	214

SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (8)	590,000	632

Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 3.183%, 4/15/28 (8)	1,045,000	1,038

Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25	490,000	496

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (8)	947,838	987

Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (8)	420,000	428

Total Asset-Backed Securities (Cost $35,604)		36,036

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.4%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 3.075%, 9/15/34 (8)	369,560	370

Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (8)	640,446	644

Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (8)	1,106,987	1,126

Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (8)	250,486	255

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (8)	691,979	702

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 4/15/35 (8)	395,000	394

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.595%, 4/15/35 (8)	185,000	185

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 3.125%, 12/15/36 (8)	935,000	934

BANK 2017
Series 2017-BNK5, Class C, ARM
4.398%, 6/15/60	190,000	206

BANK 2019
Series 2019-BNK18, Class B
3.977%, 5/15/62	520,000	579

Bayview Mortgage Fund Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (8)	307,474	314

Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (8)	57,534	58

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (8)	75,744	77

BXP Trust
Series 2017-GM, Class A
3.379%, 6/13/39 (8)	705,000	764

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class B, ARM
4.178%, 5/15/52	395,000	441

CGGS Commercial Mortgage Trust
Series 2018-WSS, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 2/15/37 (8)	455,000	453

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	375,000	403

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48	270,000	285

Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48	135,000	143

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CLNS Trust
Series 2017-IKPR, Class A, ARM
1M USD LIBOR + 0.80%, 3.001%, 6/11/32 (8)	150,000	150

COLT Mortgage Loan Trust
Series 2017-2, Class A1A, CMO, ARM
2.415%, 10/25/47 (8)	60,327	60

COLT Mortgage Loan Trust
Series 2017-2, Class A3A, CMO, ARM
2.773%, 10/25/47 (8)	25,671	26

COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (8)	126,636	126

COLT Mortgage Loan Trust
Series 2018-1, Class A2, CMO, ARM
2.981%, 2/25/48 (8)	37,068	37

COLT Mortgage Loan Trust
Series 2018-3, Class A3, CMO, ARM
3.865%, 10/26/48 (8)	344,159	347

COLT Mortgage Loan Trust
Series 2018-4, Class A1, CMO, ARM
4.006%, 12/28/48 (8)	468,376	475

COLT Mortgage Loan Trust
Series 2018-4, Class A2, CMO, ARM
4.108%, 12/28/48 (8)	387,874	394

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (8)	494,042	503

Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48	1,005,000	1,093

Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48	265,000	290

Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.695%, 8/10/48	220,000	234

Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.443%, 7/10/48	435,000	476

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.585%, 7/10/50	220,000	239

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Mortgage Trust
Series 2016-CR28, Class A4
3.762%, 2/10/49	525,000	575

Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49	301,103	319

Commercial Mortgage Trust
Series 2016-DC2, Class A5
3.765%, 2/10/49	410,000	448

Connecticut Avenue Securities
Series 2017-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 1.30%, 3.445%, 7/25/29	146,640	147

Connecticut Avenue Securities
Series 2017-C02, Class 2M1, CMO, ARM
1M USD LIBOR + 1.15%, 3.295%, 9/25/29	79,069	79

Connecticut Avenue Securities
Series 2017-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.95%, 3.095%, 10/25/29	149,433	150

Connecticut Avenue Securities
Series 2017-C06, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 2/25/30	86,261	86

Connecticut Avenue Securities
Series 2017-C07, Class 2M1, CMO, ARM
1M USD LIBOR + 0.65%, 2.795%, 5/25/30	96,794	97

Connecticut Avenue Securities
Series 2018-C01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 7/25/30	1,797,181	1,796

Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 8/25/30	815,000	821

Connecticut Avenue Securities
Series 2018-C03, Class 1M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 10/25/30	600,000	603

Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.695%, 12/25/30	705,000	717

Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 8/25/31 (8)	329,934	330

Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/31 (8)	460,838	461

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Credit Suisse Mortgage Capital Certificates
Series 2015-GLPB, Class B, ARM
3.938%, 11/15/34 (8)	450,000	473

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 3.795%, 5/15/36 (8)	635,000	637

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49	345,000	363

CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A3
3.329%, 6/15/52	1,170,000	1,271

DBCG Mortgage Trust
Series 2017-BBG, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 6/15/34 (8)	360,000	359

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, CMO, ARM
3.479%, 4/25/58 (8)	578,309	584

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (8)	250,000	256

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (8)	519,048	524

Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (8)	205,000	222

FirstKey Mortgage Trust
Series 2014-1, Class B2, CMO, ARM
4.007%, 11/25/44 (8)	209,547	226

FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
4.04%, 2/25/25 (8)	390,000	411

FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.337%, 5/25/29 (8)	245,000	268

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (8)	300,000	322

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (8)	358,426	362

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (8)	405,754	419

Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (8)	417,869	420

Goldman Sachs Mortgage Securities Trust
Series 2013-GC16, Class B, ARM
5.161%, 11/10/46	1,280,000	1,420

Goldman Sachs Mortgage Securities Trust
Series 2018-FBLU, Class A, ARM
1M USD LIBOR + 0.95%, 3.145%, 11/15/35 (8)	490,000	490

Goldman Sachs Mortgage Securities Trust
Series 2019-GC40, Class A4
3.16%, 7/10/52	1,030,000	1,105

Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class C, ARM
1M USD LIBOR + 1.30%, 3.495%, 6/15/36 (8)	800,000	800

Goldman Sachs Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.451%, 7/25/44 (8)	70,531	70

Goldman Sachs Mortgage-Backed Securities Trust
Series 2019-PJ1, Class A8, CMO, ARM
4.00%, 8/25/49 (8)	465,000	497

Great Wolf Trust
Series 2017-WOLF, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 9/15/34 (8)	390,000	390

Great Wolf Trust
Series 2017-WOLF, Class B, ARM
1M USD LIBOR + 1.10%, 3.295%, 9/15/34 (8)	460,000	460

Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.77%, 2.965%, 12/15/34 (8)	845,000	844

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (8)	580,101	586

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (8)	613,150	619

Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (8)	935,000	936

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hudson Yards Mortgage Trust
Series 2019-30HY, Class B, ARM
3.38%, 7/10/39 (8)	425,000	457

Hudson Yards Mortgage Trust
Series 2019-30HY, Class D, ARM
3.558%, 7/10/39 (8)	490,000	516

Independence Plaza Trust
Series 2018-INDP, Class C
4.158%, 7/10/35 (8)	895,000	958

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 2.895%, 1/15/33 (8)	280,000	279

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C19, Class AS, ARM
4.243%, 4/15/47	290,000	313

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C24, Class A5
3.639%, 11/15/47	185,000	199

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2014-C25, Class A5
3.672%, 11/15/47	205,000	221

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3
2.829%, 10/15/45	317,890	325

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (8)	190,000	205

JPMorgan Deutsche Bank Commercial Mortgage Securities
Trust
Series 2018-C8, Class C, ARM
4.903%, 6/15/51	370,000	416

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (8)	564,241	593

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (8)	108,317	108

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (8)	240,881	242

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (8)	526,935	538

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300A
3.749%, 8/15/31	255,000	271

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	125,000	137

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	375,000	409

Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.165%, 5/15/48	45,000	49

Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 3.445%, 11/15/34 (8)	1,475,000	1,471

Morgan Stanley Capital I Trust
Series 2017-JWDR, Class A, ARM
1M USD LIBOR + 0.85%, 3.045%, 11/15/34 (8)	840,000	839

Morgan Stanley Capital I Trust
Series 2017-JWDR, Class B, ARM
1M USD LIBOR + 1.20%, 3.395%, 11/15/34 (8)	560,000	559

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, CMO, ARM
3.675%, 1/25/49 (8)	688,401	700

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (8)	664,249	680

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (8)	529,483	537

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (8)	212,699	216

OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 7/25/59 (8)	506,642	516

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (8)	780,000	781

RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 3.345%, 3/15/36 (8)	246,496	247

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (8)	130,000	126

Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.49%, 4/25/43	699,648	718

Sequoia Mortgage Trust
Series 2017-5, Class B1, CMO, ARM
3.874%, 8/25/47 (8)	271,251	281

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (8)	485,698	494

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (8)	165,744	169

Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (8)	478,471	493

Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (8)	578,976	595

SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.30%, 4.495%, 6/15/31 (8)	507,204	509

Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (8)	808,865	828

Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (8)	588,082	589

Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (8)	490,878	492

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (8)	435,825	444

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 2.20%, 4.345%, 9/25/24	169,557	172

Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.995%, 10/25/27	367,294	370

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.745%, 12/25/27	539,967	543

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.995%, 4/25/28	120,561	122

Structured Agency Credit Risk Debt Notes
Series 2015-HQ2, Class M2, CMO, ARM
1M USD LIBOR + 1.95%, 4.095%, 5/25/25	543,875	548

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 5.166%, 7/25/28	115,960	117

Structured Agency Credit Risk Debt Notes
Series 2016-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.00%, 4.145%, 12/25/28	167,028	168

Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 1.35%, 3.495%, 3/25/29	206,072	207

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 7/25/29	473,964	475

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 10/25/29	219,373	220

Structured Agency Credit Risk Debt Notes
Series 2017-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 3.345%, 8/25/29	99,341	99

Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/29	110,549	111

Structured Agency Credit Risk Debt Notes
Series 2017-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 0.55%, 2.695%, 4/25/30	54,566	55

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.595%, 7/25/30	168,688	168

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 2.945%, 12/25/30 (8)	811,914	813

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.15%, 4.295%, 12/25/30 (8)	490,000	491

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.895%, 9/25/48 (8)	170,847	171

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M1, CMO, ARM
1M USD LIBOR + 0.85%, 2.995%, 2/25/47 (8)	156,057	156

Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 3.395%, 2/25/47 (8)	560,000	561

Structured Agency Credit Risk Debt Notes
Series 2018-SPI1, Class M2, CMO, ARM
3.741%, 2/25/48 (8)	195,000	190

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.817%, 5/25/48 (8)	105,000	103

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.161%, 8/25/48 (8)	625,000	632

Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 4.195%, 7/25/49 (8)	685,000	686

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.90%, 3.045%, 2/25/49 (8)	275,475	276

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (8)	115,949	116

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (8)	159,658	160

Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (8)	610,000	632

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (8)	108,045	108

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (8)	140,290	141

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (8)	197,856	198

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (8)	147,544	148

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (8)	178,443	178

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (8)	197,987	199

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (8)	68,941	70

Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 2.745%, 2/25/57 (8)	199,649	199

Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (8)	1,278,659	1,307

Towd Point Mortgage Trust
Series 2018-3, Class A1, CMO, ARM
3.75%, 5/25/58 (8)	560,608	585

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (8)	941,253	959

Towd Point Mortgage Trust
Series 2018-SJ1, Class A1, CMO, ARM
4.00%, 10/25/58 (8)	544,346	551

Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (8)	658,292	690

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (8)	369,749	373

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (8)	112,121	113

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (8)	609,019	621

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (8)	882,739	895

Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 4/25/59 (8)	1,089,167	1,099

Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (8)	332,075	333

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (8)	346,682	350

Verus Securitization Trust
Series 2019-INV2, Class A2, CMO, ARM
3.117%, 7/25/59 (8)	646,814	652

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class C, ARM
4.365%, 6/15/48	1,025,000	1,090

Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class C, ARM
4.056%, 4/15/50	205,000	214

Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.387%, 7/15/58	70,000	73

Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50	1,335,000	1,455

Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A4
3.311%, 6/15/52	1,165,000	1,265

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class A5
4.101%, 3/15/47	435,000	473

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	114,000	124

WFRBS Commercial Mortgage Trust
Series 2014-C20, Class A4
3.723%, 5/15/47	270,000	288

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class AS, ARM
4.069%, 9/15/57	525,000	566
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (8)	485,000	529
Total Non-U.S. Government Mortgage-Backed Securities (Cost $75,697)		77,474

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.1%
U.S. Government Agency Obligations 3.6% (12)
Federal Home Loan Mortgage
2.50%, 4/1/30	389,891	397
3.00%, 12/1/42 - 4/1/43	937,643	970
3.50%, 8/1/42 - 3/1/44	1,224,958	1,282
4.00%, 8/1/40 - 9/1/45	1,188,448	1,267
4.50%, 9/1/23 - 10/1/41	837,989	907
5.00%, 7/1/25 - 8/1/40	504,685	558
5.50%, 11/1/21 - 10/1/38	141,785	160
6.00%, 8/1/21 - 8/1/38	114,077	131
6.50%, 3/1/32 - 9/1/34	50,928	59
7.00%, 4/1/32 - 6/1/32	2,793	3
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 4.475%, 7/1/35	4,031	4
12M USD LIBOR + 1.785%, 4.535%, 9/1/32	435	—
1Y CMT + 2.25%, 4.616%, 10/1/36	7,499	8
12M USD LIBOR + 1.831%, 4.78%, 1/1/37	8,497	9
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	12,617	13
12M USD LIBOR + 1.747%, 4.871%, 2/1/37	24,747	26
12M USD LIBOR + 2.055%, 4.928%, 12/1/36	6,473	7
12M USD LIBOR + 1.852%, 4.936%, 2/1/37	17,088	18
12M USD LIBOR + 2.163%, 5.203%, 2/1/37	29,413	31

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Federal National Mortgage Assn.
3.00%, 4/1/33 - 9/1/46	632,375	651
3.50%, 6/1/42 - 5/1/46	3,988,938	4,179
4.00%, 11/1/40	775,770	824
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.884%, 4.514%, 8/1/36	13,662	15
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	600,756	625
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32	2,608	—
Federal National Mortgage Assn., UMBS
2.50%, 8/1/30 - 4/1/43	1,759,697	1,781
3.00%, 1/1/27 - 6/1/47	17,240,390	17,800
3.50%, 11/1/32 - 3/1/48	13,254,446	13,856
4.00%, 11/1/40 - 8/1/49	11,486,291	12,134
4.50%, 7/1/20 - 5/1/49	4,661,693	5,039
5.00%, 1/1/20 - 7/1/42	869,432	963
5.50%, 10/1/20 - 9/1/41	1,035,606	1,171
6.00%, 5/1/21 - 1/1/41	906,602	1,035
6.50%, 7/1/32 - 5/1/40	300,293	352
7.00%, 1/1/31 - 7/1/32	4,955	5
UMBS, TBA
3.00%, 10/1/49 (13)	3,650,000	3,719
3.50%, 10/1/34 - 10/1/49 (13)	12,240,000	12,589
		82,588

U.S. Government Obligations 1.5%
Government National Mortgage Assn.
3.00%, 7/15/43 - 9/20/46	3,956,337	4,098
3.50%, 7/20/42 - 1/20/49	8,010,261	8,415
4.00%, 2/20/41 - 4/20/49	4,542,239	4,770
4.50%, 11/20/39 - 4/20/49	1,929,306	2,064
5.00%, 7/20/39 - 8/20/48	4,224,442	4,552

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
5.50%, 1/20/36 - 3/20/49	1,723,072	1,861
6.00%, 4/15/36 - 12/20/38	51,679	59
6.50%, 12/20/33	1,924	2
7.00%, 2/20/27 - 7/20/27	4,916	5
7.50%, 11/15/25 - 6/15/32	6,591	7
8.00%, 3/15/22 - 10/20/25	480	—
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-
12/20/47	801,687	829
Government National Mortgage Assn., CMO, ARM, 1M USD
LIBOR + 0.30%, 2.472%, 9/20/48	322,105	321
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43	238,708	21
4.00%, 5/20/37 - 2/20/43	337,209	26
4.50%, 2/20/39 - 12/20/39	66,896	2
Government National Mortgage Assn., TBA
3.00%, 10/20/49 (13)	4,010,000	4,131
3.50%, 10/20/49 (13)	1,975,000	2,050
4.00%, 10/20/49 (13)	510,000	531
4.50%, 10/20/49 (13)	645,000	674
		34,418

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $115,113)		117,006

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.9%
U.S. Treasury Obligations 3.9%
U.S. Treasury Bonds, 2.875%, 5/15/49	5,064,500	6,104
U.S. Treasury Bonds, 3.00%, 8/15/48	1,710,000	2,101
U.S. Treasury Bonds, 3.00%, 2/15/49	6,910,000	8,513
U.S. Treasury Bonds, 3.125%, 2/15/43	5,805,000	7,122
U.S. Treasury Bonds, 3.875%, 8/15/40	940,000	1,274
U.S. Treasury Bonds, 4.25%, 11/15/40	3,500,000	4,977

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 4.625%, 2/15/40 (14)	770,000	1,141
U.S. Treasury Notes, 1.625%, 6/30/21	7,920,000	7,930
U.S. Treasury Notes, 1.75%, 6/30/24	1,870,000	1,900
U.S. Treasury Notes, 2.00%, 10/31/22	660,000	672
U.S. Treasury Notes, 2.125%, 5/31/21	6,330,000	6,388
U.S. Treasury Notes, 2.375%, 5/15/29	4,630,000	4,992
U.S. Treasury Notes, 2.875%, 10/31/23 (14)	25,860,000	27,371
U.S. Treasury Notes, 2.875%, 11/30/23	8,285,000	8,780
		89,265

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$81,116)		89,265

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.0%
CCCI Treasure, VR, 3.50% (9)(10)	200,000	200
CNAC HK Finbridge, 4.625%, 3/14/23	1,140,000	1,204
Equate Petrochemical, 4.25%, 11/3/26	955,000	1,038
Eskom Holdings, 6.35%, 8/10/28 (8)	855,000	927
Fiserv, 1.125%, 7/1/27 (EUR)	230,000	266
KazMunayGas National, 4.75%, 4/19/27	800,000	877
Pertamina Persero, 6.45%, 5/30/44 (8)	220,000	292
Perusahaan Gas Negara, 5.125%, 5/16/24	1,000,000	1,094
Perusahaan Listrik Negara, 5.45%, 5/21/28 (8)	1,200,000	1,408
Perusahaan Penerbit, 4.35%, 9/10/24	200,000	216
Republic of Colombia, 2.625%, 3/15/23	200,000	202
Republic of Colombia, 4.00%, 2/26/24	4,435,000	4,735
Republic of Indonesia, 2.95%, 1/11/23	1,010,000	1,025
Republic of Indonesia, 3.70%, 1/8/22 (8)	655,000	675
Republic of Indonesia, 3.75%, 4/25/22 (8)	910,000	940
Republic of South Africa, 5.375%, 7/24/44	490,000	503
Republic of South Africa, 5.65%, 9/27/47	485,000	511

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Republic of South Africa, 6.25%, 3/8/41	100,000	114
Saudi Arabian Oil, 3.50%, 4/16/29 (8)	700,000	748
Saudi Arabian Oil, 4.375%, 4/16/49 (8)	500,000	573
State Grid Overseas Investment, 3.75%, 5/2/23 (8)	535,000	564
State of Israel, 5.50%, 1/31/42 (ILS)	6,000,000	2,825
Syngenta Finance, 3.933%, 4/23/21 (8)	890,000	906
Westlake Chemical, 1.625%, 7/17/29 (EUR)	215,000	245
Total Foreign Government Obligations & Municipalities (Cost $20,393)		22,088

BOND MUTUAL FUNDS 27.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.46%
(15)(16)	19,561,090	179,571
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.76%
(15)(16)	580	7
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.20% (15)(16)	14,358,971	122,339
T. Rowe Price Institutional Floating Rate Fund, 4.96% (15)(16)	3,445,091	33,865
T. Rowe Price Institutional High Yield Fund, 5.05% (15)(16)	11,425,003	100,540
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.32% (15)(16)	13,625,999	139,939
T. Rowe Price U.S. Treasury Long-Term Fund - I Class, 1.86%
(15)(16)	3,133,296	46,279
Total Bond Mutual Funds (Cost $623,546)		622,540

EQUITY MUTUAL FUNDS 3.7%
T. Rowe Price Institutional Emerging Markets Equity Fund (16)	1,741,522	65,516
T. Rowe Price Real Assets Fund - I Class (16)	1,735,521	19,421
Total Equity Mutual Funds (Cost $66,194)		84,937

PRIVATE INVESTMENT COMPANIES 4.9%
Blackstone Partners Offshore Fund (1)(5)	94,767	110,430
Total Private Investment Companies (Cost $95,769)		110,430

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 8.3%
Money Market Funds 8.3%
T. Rowe Price Treasury Reserve Fund, 2.16% (16)(17)	188,962,074	188,962
Total Short-Term Investments (Cost $188,962)		188,962
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 2.22% (16)(17)	327,338	3,273
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		3,273
Total Securities Lending Collateral (Cost $3,273)		3,273

Total Investments in Securities 101.0%
(Cost $1,980,851)		$ 2,301,028
Other Assets Less Liabilities (1.0)%		(22,128)
Net Assets 100.0%		$ 2,278,900

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2019.
(3)	All or a portion of this security is on loan at August 31, 2019.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,388 and represents 0.1% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $119,571 and represents 5.2% of net assets.
(9)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10)	Perpetual security with no stated maturity date.
(11)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(13)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $23,694 and represents 1.0% of net assets.
(14)	At August 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15)	SEC 30-day yield
(16)	Affiliated Companies
(17)	Seven-day yield
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U.S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
ILS	Israeli Shekel
IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Call, 10/18/19 @ $2,950	290	84,867	(1,594)
Total Options Written (Premiums $(1,665))			$ (1,594)

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%

Bank of America, N.A., Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	607	(20)	(28)	8

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,680	13	11	2

Barclays Bank, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,333	9	8	1

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,025	5	(7)	12

BNP Paribas, Protection Sold (Relevant Credit:
Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	667	5	2	3

Citibank, Protection Sold (Relevant Credit:
Republic of Colombia, 10.38%, 1/28/33,
$164.50*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	6,970	36	(15)	51

Citibank, Protection Sold (Relevant Credit:
Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	1,143	(38)	(43)	5

Goldman Sachs, Protection Sold (Relevant
Credit: HSBC Holdings, 2.50%, 3/15/27, 117.01
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	154	3	2	1

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,800	18	3	15

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: Republic of South Africa, 5.50%, 3/9/20,
$101.39*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	5,435	(181)	(209)	28

JPMorgan Chase, Protection Sold (Relevant
Credit: Barclays Bank, 4.88%, 8/13/19, 100.00
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR)	113	2	1	1

JPMorgan Chase, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32,
$145.87*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	115	—	1	(1)

JPMorgan Chase, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,680	18	(4)	22

Morgan Stanley, Protection Sold (Relevant
Credit: Republic of Indonesia, 5.88%, 3/13/20,
$102.05*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	2,694	17	(6)	23

Total Bilateral Credit Default Swaps, Protection Sold			(284)	171

Total Bilateral Swaps			(284)	171

* Market price at August 31, 2019
** Includes interest purchases or sold but not yet collected of $8.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Bank of America, N.A.	9/20/19	USD	488	AUD	700	$ 16
Bank of America, N.A.	10/10/19	USD	706	ILS	2,511	(6)
Bank of America, N.A.	10/11/19	USD	1,241	KRW	1,463,225	31
Bank of America, N.A.	10/18/19	CZK	25,030	USD	1,104	(43)
Bank of America, N.A.	11/12/19	USD	174	ILS	611	1
Barclays Bank	9/13/19	USD	516	ZAR	7,515	21
Barclays Bank	10/11/19	KRW	2,807,719	USD	2,388	(66)
Barclays Bank	10/18/19	USD	1,075	CZK	25,030	14
Barclays Bank	11/12/19	USD	174	ILS	611	1
BNP Paribas	11/22/19	USD	1,561	EUR	1,397	16
Canadian Imperial Bank of
Commerce	9/20/19	CAD	5,727	USD	4,277	26
Canadian Imperial Bank of
Commerce	9/20/19	USD	1,796	CAD	2,388	2
Canadian Imperial Bank of
Commerce	9/20/19	AUD	700	USD	494	(22)
Canadian Imperial Bank of
Commerce	10/10/19	USD	260	ILS	926	(2)
Citibank	10/11/19	USD	713	KRW	839,106	19
Citibank	11/12/19	USD	174	ILS	611	1
Credit Suisse	11/8/19	COP	2,178,045	USD	678	(48)
Goldman Sachs	11/8/19	USD	652	COP	2,178,045	21
Goldman Sachs	11/12/19	USD	175	ILS	611	1
Goldman Sachs	11/22/19	USD	1,225	EUR	1,096	12
HSBC Bank	9/30/19	USD	1,208	NZD	1,825	57
HSBC Bank	10/10/19	USD	260	ILS	926	(3)
HSBC Bank	10/11/19	USD	1,447	KRW	1,678,212	59
HSBC Bank	11/12/19	USD	175	ILS	611	1
JPMorgan Chase	9/13/19	ZAR	7,515	USD	536	(41)
JPMorgan Chase	9/30/19	NZD	3,620	USD	2,435	(152)
JPMorgan Chase	11/12/19	USD	175	ILS	611	1
JPMorgan Chase	11/15/19	USD	1,029	PLN	3,995	24
JPMorgan Chase	11/15/19	PLN	3,995	USD	1,058	(53)
Morgan Stanley	9/20/19	USD	1,797	CAD	2,388	3
Morgan Stanley	9/20/19	CAD	3,905	USD	2,998	(64)
Morgan Stanley	9/30/19	USD	1,187	NZD	1,795	55
Morgan Stanley	10/2/19	USD	574	BRL	2,200	44
Morgan Stanley	10/2/19	BRL	2,200	USD	581	(51)
Morgan Stanley	10/11/19	USD	1,432	KRW	1,678,212	44
Morgan Stanley	11/12/19	USD	175	ILS	611	1
RBC Dominion Securities	9/20/19	USD	1,856	CAD	2,468	2
State Street	9/20/19	USD	1,796	CAD	2,388	2
State Street	10/11/19	KRW	2,851,036	USD	2,421	(63)
State Street	11/22/19	USD	1,225	EUR	1,096	13
UBS Investment Bank	11/12/19	USD	174	ILS	611	1
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (125)

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 71 MSCI EAFE Index contracts	9/19	(6,546)	$85
Long, 173 S&P 500 E-Mini Index contracts	9/19	25,299	(94)
Long, 134 U.S. Treasury Long Bonds contracts	12/19	22,144	55
Short, 82 U.S. Treasury Notes five year contracts	12/19	(9,838)	(2)
Long, 84 U.S. Treasury Notes two year contracts	12/19	18,154	9
Long, 57 Ultra U.S. Treasury Bonds contracts	12/19	11,254	92
Short, 73 Ultra U.S. Treasury Notes ten year contracts	12/19	(10,544)	14
Net payments (receipts) of variation margin to date			(295)

Variation margin receivable (payable) on open futures contracts			$(136)

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$—	$(6,200)	$1,146
T. Rowe Price Inflation Protected
Bond Fund - I Class	108	(26)	11
T. Rowe Price Institutional
Emerging Markets Bond Fund	(67)	1,040	1,701
T. Rowe Price Institutional
Emerging Markets Equity Fund	(24)	1,253	—
T. Rowe Price Institutional
Floating Rate Fund	(6)	(31)	440
T. Rowe Price Institutional High
Yield Fund	—	1,992	1,385
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	6,028	586
T. Rowe Price Real Assets
Fund - I Class	—	653	—
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	780	4,435	295
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve
Fund	—	—	1,028
Totals	$791#	$9,144	$6,592+

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Dynamic
Global Bond Fund - I Class $	175,630	$10,141	$—	$ 179,571
T. Rowe Price Inflation
Protected Bond Fund - I
Class	2,617	6	2,590	7
T. Rowe Price Institutional
Emerging Markets Bond
Fund	120,715	1,701	1,117	122,339
T. Rowe Price Institutional
Emerging Markets Equity
Fund	62,287	3,000	1,024	65,516
T. Rowe Price Institutional
Floating Rate Fund	33,711	440	255	33,865
T. Rowe Price Institutional
High Yield Fund	94,657	3,891	—	100,540
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	129,829	4,082	—	139,939
T. Rowe Price Real Assets
Fund - I Class	18,268	500	—	19,421
T. Rowe Price U.S. Treasury
Long-Term Fund - I Class	45,770	294	4,220	46,279
T. Rowe Price Short-Term
Fund	12,129	¤	¤	3,273
T. Rowe Price Treasury
Reserve Fund	148,940	¤	¤	188,962
				$ 899,712	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $6,592 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $881,975.

The accompanying notes are an integral part of this Portfolio of Investments.

NOTES TO PORTFOLIO OF
INVESTMENTS

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
Unaudited

T. Rowe Price Personal Strategy Income Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$596,964	$199,182	$1,212	$797,358
Convertible Preferred Stocks	—	3,755	946	4,701
Fixed Income Securities[1]	—	488,827	—	488,827
Bond Mutual Funds	622,540	—	—	622,540
Equity Mutual Funds	84,937	—	—	84,937
Private Investment Companies	—	—	110,430	110,430
Short-Term Investments	188,962	—	—	188,962
Securities Lending Collateral	3,273	—	—	3,273
Total Securities	1,496,676	691,764	112,588	2,301,028
Swaps	—	126	—	126
Forward Currency Exchange Contracts	—	489	—	489
Total	$1,496,676$	$692,379	$112,588	$2,301,643
Liabilities
Options Written	$—	$1,594	$—	$1,594
Swaps	—	239	—	239
Forward Currency Exchange Contracts	—	614	—	614
Futures Contracts	136	—	—	136
Total	$136	$2,447	$—	$2,583

1 Includes Convertible Bonds, Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed),
Foreign Government Obligations & Municipalities.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $867,000 for the period ended August 31, 2019.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	6/1/19	Period	Purchases	Level 3	8/31/19
Investment in Securities
Common Stocks	$1,263	$7	$–	$(58)	$1,212
Convertible Preferred
Stocks	932	14	–	–	946
Private Investment
Companies	108,584	846	1,000	–	110,430

Total Level 3	$110,779	$867	$1,000	$(58)	$112,588

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market	Valuation	Significant Unobservable Input(s)	Value or Range of	Impact to Valuation
	Value	Technique(s) +		Input(s)	from an Increase in
	(000s)				Input*
Common Stock	$ 1,212	Recent comparable	-#	-#	-#
		transaction price(s)

		Market comparable	Enterprise value to sales multiple	2.9x - 3.5x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	37%	Increase
			Gross merchandise value growth rate	37%	Increase
			Gross profit growth rate	30% - 47%	Increase
			Risk-free rate	4%	Increase
			Volatility	23%	Increase
			Enterprise value to gross profit multiple	6.0x - 13.4x	Increase
			Enterprise value to gross merchandise	0.7x - 0.8x	Increase
			value multiple

Convertible Preferred Stocks	$ 946	Recent comparable	-#	-#	-#
		transaction price(s)

			Discount for lack of marketability	7%	Decrease
		Market comparable	Enterprise value to sales multiple	2.9x - 4.5x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	12% - 37%	Increase
			Gross merchandise value growth rate	37%	Increase
			Gross profit growth rate	12% - 47%	Increase
			Enterprise value to gross profit multiple	6.0x - 13.4x	Increase
			Enterprise value to gross merchandise	0.7x - 0.8x	Increase
			value multiple

Private Investment	$ 110,430	Rollforward of Investee	Estimated return	-1.12%	Decrease
Companies		NAV

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.